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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2008 through June 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                  Pioneer AmPac Growth Fund
                  Semiannual Report | June 30, 2008

                  Ticker Symbols:
                  Class A   PAPRX
                  Class B   PRABX
                  Class C   PRRCX

                  [LOGO]PIONEER
                        Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               7
Prices and Distributions                        8
Performance Update                              9
Comparing Ongoing Fund Expenses                12
Schedule of Investments                        14
Financial Statements                           21
Notes To Financial Statements                  28
Approval of Investment Advisory Agreement      35
Trustees, Officers and Service Providers       39


                    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June 2008 near earlier lows while Treasury bond prices ended June near end-of-year levels.

In the six-month period ending June 30, 2008, the Dow Jones Industrial Average fell 13%, the Standard & Poor's 500 Index fell 12% and the NASDAQ Composite Index fell 14%. The MSCI EAFE Developed Market Index of international stock markets fell 11%, and the MSCI Emerging Markets Index fell


2    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

12%. In each case, the majority of the decline was concentrated in the month of June. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six month period, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

Soaring oil prices, which contributed to both inflationary and recessionary undercurrents in the U.S. economy, the weak housing market and the troubled credit markets created a volatile investment environment during the first half of Pioneer AmPac Growth Fund's fiscal year. However, as Rosellen Papp, a member of the Fund's management team at L. Roy Papp & Associates, Inc., the Fund's subadviser, discusses in the following interview, the Fund's focus on high-quality American growth companies with strong balance sheets and consistent earnings may be an advantageous place to be in the coming months.

Q    What was the market environment like?

A It was a difficult period, with all the major equity indices landing in negative territory for the six months ended June 30, 2008. As prices for oil and other commodities were hitting record highs, credit problems brought about by the subprime mortgage crisis spread to the wider economy. The severity of the crisis caused investors to reevaluate risk across all types of investments. Stock prices fell throughout the period, particularly in the financial sector, where well-publicized difficulties at several major investment banks and insurers created waves of heavy selling and pressured stock prices.

Q    How did the Fund perform for the first half of its fiscal year?

A For the six months ended June 30, 2008, Class A shares posted a total return of -9.26% at net asset value, slightly trailing the Russell 1000 Growth Index, which returned -9.06%. However, the Fund outperformed its peers by a considerable margin. The average return for the 528 funds in the Fund's Lipper category of multi-cap growth funds was -10.79%.

Q    What contributed to the Fund's outperformance versus its peer group?

A By focusing on high-quality companies with solid earnings growth, the Fund avoided several sectors of the economy that suffered in the wake of higher oil prices. Our decision to avoid the airlines, automotive and home building-related industries was very beneficial for the Fund.

     On a stock selection basis, several holdings were positive contributors. Expeditors International of Washington, an international airfreight forwarding company, is profiting from increased trade volume between Asia and the United States, particularly in its China-to-Europe and China-to-United States trade routes. In the healthcare sector, Johnson & Johnson, a diversified company that provides medical devices as well as pharmaceutical products, and Medtronic, a leader in medical technology providing lifelong solutions for people with chronic illnesses, were strong contributors. In the


4 Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08 technology sector, IBM proved rewarding, delivering consistent earnings in a slow-growth environment. Finally, the chewing gum manufacturer William Wrigley Jr. appreciated strongly in response to a buyout offer from Warren Buffet's Berkshire Hathaway and the privately-held Mars.

Q    Which holdings detracted from performance?

A The Fund's financial stocks declined during the decline, but they did not fall to the degree that large money center and regional banks did. We think that the decline in prices of the Fund's financial holdings was more a product of investors selling en masse to reduce risk in their portfolios rather than any fundamental business problems or balance sheet issues. In our estimation, the Fund's financial stocks, including State Street Bank, still offer strategic value and long-term potential, and we are maintaining them in the portfolio -- with the exception of UCBH Holdings, which was sold during the period. That bank provides commercial banking services to small- and medium-sized businesses in the Chinese community and to American companies doing business in China. We were concerned that the difficulties in the credit markets could result in a decline in commercial real estate transactions, which would impact UCBH negatively.

     With the fate of the U.S. economy coming into question, shares of 3M fell in response to weak earnings news. Microsoft, which was hoping to increase its stake of the online search-advertising market, declined after its unsolicited offer for Yahoo failed and news of a potential Yahoo-Google partnership emerged. General Electric had weaker than expected earnings due to the disappointing performance of its financial businesses.

Q    Any noteworthy purchases or sales to mention?

A We're excited about a new addition to the portfolio -- Accenture, a global management consulting, technology services and outsourcing company. We've had an eye on this high-quality company for some time, and this spring's correction provided an opportunity to buy it at an attractive price. The Fund also added Trimble, which specializes in global-positioning equipment for businesses including agriculture and road construction, and United Technologies, the diversified manufacturer that is enjoying strong growth in its aerospace and air conditioning businesses despite higher energy and commodity prices. United Technologies supplies jet engines through its Pratt & Whitney unit, avionic systems through Hamilton Sundstrand, and helicopters through Sikorsky.

     The Fund sold a handful of holdings in the Fund that we thought would be adversely impacted by higher oil prices and weaker economic growth. The companies included United Parcel Services, International Speedway and UCBH, which we mentioned earlier. The Fund also sold IMS Health, which supplies market research data to health care companies. Its main clients are


                    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    5
     pharmaceutical companies, which we think face an uncertain future given mounting political pressure to address drug pricing.

Q    What is your outlook for the balance of 2008?

A We are cautiously optimistic. Economic growth may still slow from earlier levels, and companies may experience weaker earnings short term, but the U.S. economy should avoid a full-fledged recession. Furthermore, we believe that oil prices may be peaking and the shakeout in the financial sector may be nearing a bottom. Consequently, we should begin to see the beginning of a meaningful recovery in the second half of 2008.

     In this environment, good quality companies with strong balance sheets and consistent earnings growth -- the very companies constituting the portfolio in our opinion -- should weather a slowdown relatively well. We will continue to look for companies with strong market share that can do well in a slightly inflationary environment, can control their costs and have the ability to pass on reasonable increases to their customers. We think the selected financial, technology and health care companies in the Fund meet these criteria and will help lead the recovery.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. Investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


6    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

Portfolio Summary | 6/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                85.2%
Temporary Cash Investments                        12.2%
Depositary Receipts for International Stocks       2.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                            35.5%
Industrials                                       15.5%
Health Care                                       12.6%
Consumer Discretionary                            12.1%
Financials                                         9.4%
Consumer Staples                                   7.5%
Energy                                             7.4%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

    1.    T. Rowe Price Associates, Inc.          5.32%
    2.    Stryker Corp.                           4.93
    3.    Medtronic, Inc.                         4.79
    4.    Chevron Corp.                           4.67
    5.    Emerson Electric Co.                    4.57
    6.    Microsoft Corp.                         4.47
    7.    Accenture Ltd.                          4.34
    8.    Adobe Systems, Inc.                     4.19
    9.    Cisco Systems, Inc.                     4.17
   10.    State Street Corp.                      4.12

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    7

Prices and Distributions | 6/30/08

Net Asset Value Per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                         6/30/08                   12/31/07
--------------------------------------------------------------------------------
       A                           $ 16.66                    $ 18.36
--------------------------------------------------------------------------------
       B                           $ 16.03                    $ 17.77
--------------------------------------------------------------------------------
       C                           $ 16.07                    $ 17.79
--------------------------------------------------------------------------------

Distributions Per Share: 1/1/08-6/30/08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Net Investment       Short-Term         Long-Term
     Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A             $  --               $  --             $  --
--------------------------------------------------------------------------------
       B             $  --               $  --             $  --
--------------------------------------------------------------------------------
       C             $  --               $  --             $  --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the value universe. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 9-11.


8    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AmPac Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2008)
--------------------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
10 Years                             3.45%          2.84%
5 Years                              5.57           4.33
1 Year                              -7.67         -13.00
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                     1.65%         1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer              Russell
                    AmPac                1000
                    Growth               Growth
                    Fund                 Index
6/98                 9,425               10,000
                    11,320               12,726
6/00                16,146               15,993
                    11,964               10,208
6/02                10,090                7,504
                    10,087                7,724
6/04                11,952                9,105
                    11,390                9,259
6/06                12,049                9,825
                    14,329               11,695
6/08                13,229               10,999

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AmPac Growth Fund was created through the reorganization of predecessor fund Papp America-Pacific Rim Fund on February 20, 2004. The performance of Class A shares of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund.


                    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    9

Performance Update | 6/30/08                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AmPac Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2008)
--------------------------------------------------------------------------------
                                    If            If
Period                              Held          Redeemed
--------------------------------------------------------------------------------
10 Years                             2.58%          2.58%
5 Years                              4.59           4.59
1 Year                              -8.64         -12.18
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                     2.60%         2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer              Russell
                    AmPac                1000
                    Growth               Growth
                    Fund                 Index
6/98                10,000               10,000
                    11,923               12,726
6/00                16,880               15,993
                    12,415               10,208
6/02                10,390                7,504
                    10,309                7,724
6/04                12,127                9,105
                    11,454                9,259
6/06                11,991                9,825
                    14,123               11,695
6/08                12,903               10,999

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AmPac Growth Fund was created through the reorganization of predecessor fund Papp America-Pacific Rim Fund on February 20, 2004. The performance of Class B shares of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund.


10    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AmPac Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2008)
--------------------------------------------------------------------------------
                                    If            If
Period                              Held          Redeemed
--------------------------------------------------------------------------------
10 Years                             2.61%         2.61%
5 Years                              4.64          4.64
1 Year                              -8.51         -8.51
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                     2.55%         2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer              Russell
                    AmPac                1000
                    Growth               Growth
                    Fund                 Index
6/98                10,000               10,000
                    11,923               12,726
6/00                16,880               15,993
                    12,415               10,208
6/02                10,390                7,504
                    10,309                7,724
6/04                12,120                9,105
                    11,454                9,259
6/06                11,991                9,825
                    14,138               11,695
6/08                12,935               10,999

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. "If Redeemed" results reflect the deduction of the 1% CDSC. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AmPac Growth Fund was created through the reorganization of predecessor fund Papp America-Pacific Rim Fund on February 20, 2004. The performance of Class C shares of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund.


                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth Fund

Based on actual returns from January 1, 2008 through June 30, 2008.

--------------------------------------------------------------------------------
Share Class                 A                B                 C
--------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value On 1/1/08
--------------------------------------------------------------------------------
Ending Account          $   907.40       $   902.10       $   903.30
Value On 6/30/08
--------------------------------------------------------------------------------
Expenses Paid           $     5.93       $    10.17       $    10.17
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


12    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2008 through June 30, 2008.

--------------------------------------------------------------------------------
Share Class                  A                B                C
--------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value On 1/1/08
--------------------------------------------------------------------------------
Ending Account          $ 1,018.65       $ 1,014.17       $ 1,014.17
Value On 6/30/08
--------------------------------------------------------------------------------
Expenses Paid           $     6.27       $    10.77       $    10.77
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    13

Schedule of Investments | 6/30/08 (unaudited)

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 98.9%
               ENERGY -- 7.4%
               Integrated Oil & Gas -- 7.4%
     8,400     Chevron Corp.                                        $   832,692
     5,600     Exxon Mobil Corp.                                        493,528
                                                                    -----------
                                                                    $ 1,326,220
                                                                    -----------
               Total Energy                                         $ 1,326,220
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 12.2%
               Aerospace & Defense -- 1.6%
     4,800     United Technologies Corp.                            $   296,160
                                                                    -----------
               Electrical Component & Equipment -- 4.5%
    16,500     Emerson Electric Co.                                 $   815,925
--------------------------------------------------------------------------------
               Industrial Conglomerates -- 6.1%
     9,000     3M Co.                                               $   626,310
    17,500     General Electric Co.                                     467,075
                                                                    -----------
                                                                    $ 1,093,385
                                                                    -----------
               Total Capital Goods                                  $ 2,205,470
--------------------------------------------------------------------------------
               TRANSPORTATION -- 3.1%
               Air Freight & Couriers -- 3.1%
    13,000     Expeditors International of Washington, Inc. (b)     $   559,000
                                                                    -----------
               Total Transportation                                 $   559,000
--------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 6.7%
               Apparel, Accessories & Luxury Goods -- 2.7%
    17,000     Coach, Inc.*                                         $   490,960
--------------------------------------------------------------------------------
               Footwear -- 4.0%
    12,000     Nike, Inc. (b)                                       $   715,320
                                                                    -----------
               Total Consumer Durables & Apparel                    $ 1,206,280
--------------------------------------------------------------------------------
               MEDIA -- 2.9%
               Advertising -- 2.9%
    11,000     WPP Group Plc                                        $   526,020
                                                                    -----------
               Total Media                                          $   526,020
--------------------------------------------------------------------------------
               RETAILING -- 2.3%
               General Merchandise Stores -- 2.3%
     9,000     Target Corp.                                         $   418,410
                                                                    -----------
               Total Retailing                                      $   418,410
--------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 3.6%
               Packaged Foods & Meats -- 1.0%
     2,200     William Wrigley Jr. Co.                              $   171,116
--------------------------------------------------------------------------------
               Soft Drinks -- 2.6%
     7,500     PepsiCo, Inc.                                        $   476,925
                                                                    -----------
               Total Food, Beverage & Tobacco                       $   648,041
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

---------------------------------------------------------------------
Shares                                                    Value
---------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 3.8%
               Household Products -- 3.8%
    10,000     Colgate-Palmolive Co.                      $   691,000
                                                          -----------
               Total Household & Personal Products        $   691,000
---------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 9.6%
               Health Care Equipment -- 9.6%
    16,500     Medtronic, Inc.                            $   853,875
    14,000     Stryker Corp.                                  880,320
                                                          -----------
                                                          $ 1,734,195
                                                          -----------
               Total Health Care Equipment & Services     $ 1,734,195
---------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 2.9%
               Pharmaceuticals -- 2.9%
     8,000     Johnson & Johnson                          $   514,720
                                                          -----------
               Total Pharmaceuticals & Biotechnology      $   514,720
---------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 9.3%
               Asset Management & Custody Banks -- 9.3%
    11,500     State Street Corp.                         $   735,885
    16,800     T. Rowe Price Associates, Inc.                 948,696
                                                          -----------
                                                          $ 1,684,581
                                                          -----------
               Total Diversified Financials               $ 1,684,581
---------------------------------------------------------------------
               SOFTWARE & SERVICES -- 12.9%
               Application Software -- 4.2%
    19,000     Adobe Systems, Inc.*                       $   748,410
---------------------------------------------------------------------
               IT Consulting & Other Services -- 4.3%
    19,000     Accenture Ltd.                             $   773,680
---------------------------------------------------------------------
               Systems Software -- 4.4%
    29,000     Microsoft Corp.                            $   797,790
                                                          -----------
               Total Software & Services                  $ 2,319,880
---------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 12.5%
               Communications Equipment -- 4.1%
    32,000     Cisco Systems, Inc.*                       $   744,320
---------------------------------------------------------------------
               Computer Hardware -- 1.3%
     2,000     IBM Corp.*                                 $   237,060
---------------------------------------------------------------------
               Computer Storage & Peripherals -- 1.5%
    18,500     EMC Corp.*                                 $   271,765
---------------------------------------------------------------------
               Electronic Equipment & Instruments -- 5.6%
    10,000     National Instruments Corp.                 $   283,700
    20,000     Trimble Navigation Ltd.*                       714,000
                                                          -----------
                                                          $   997,700
                                                          -----------
               Total Technology Hardware & Equipment      $ 2,250,845
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    15

----------------------------------------------------------------------------------------------
Shares                                                                             Value
----------------------------------------------------------------------------------------------
                     SEMICONDUCTORS -- 9.7%
        29,500       Intel Corp.                                                   $   633,660
        12,000       Linear Technology Corp. (b)                                       390,840
        24,000       Microchip Technology, Inc. (b)                                    732,960
                                                                                   -----------
                                                                                   $ 1,757,460
                                                                                   -----------
                     Total Semiconductors                                          $ 1,757,460
----------------------------------------------------------------------------------------------
                     TOTAL COMMON STOCKS
                     (Cost $13,814,417)                                            $17,842,122
----------------------------------------------------------------------------------------------
Principal
Amount
----------------------------------------------------------------------------------------------
                     TEMPORARY CASH INVESTMENTS -- 13.8%
                     Repurchase Agreements -- 1.0%
    $   35,000       Bank of America, 2.2%, dated 6/30/08, repurchase price of
                     $35,000 plus accrued interest on 7/1/08 collateralized by
                     $94,540 Federal National Mortgage Association,
                     5.5%, 6/1/33                                                  $    35,000
        35,000       Barclays Plc, 2.27%, dated 6/30/08, repurchase price of
                     $35,000 plus accrued interest on 7/1/08 collateralized by
                     the following:
                       $21,278 Federal Home Loan Mortgage Corp.,
                         4.171 - 6.27%, 12/1/34 - 10/1/37
                       $21,864 Federal National Mortgage Association,
                         4.024 - 6.082%, 8/1/36 - 2/1/48                                35,000
        35,000       Deutsche Bank, 2.3%, dated 6/30/08, repurchase price of
                     $35,000 plus accrued interest on 7/1/08 collateralized by
                     the following:
                       $26,883 Freddie Mac Giant, 4.5 - 7.0%,
                         10/1/34 - 5/1/38
                       $14,437 U.S Treasury Strip, 0.0%, 8/15/22
                       $6,540 Federal Home Loan Mortgage Corp.,
                         4.703 - 4.704%, 12/1/35 - 3/1/35
                       $8,624 Federal National Mortgage Association (ARM),
                         4.708 - 5.887%, 12/1/13 - 3/1/37                               35,000
        35,000       JP Morgan, 2.26%, dated 6/30/08, repurchase price of
                     $35,000 plus accrued interest on 7/1/08 collateralized by
                     $38,919 Federal National Mortgage Association,
                     4.5 - 6.5%, 3/1/23 - 5/1/38                                        35,000
        35,000       Merrill Lynch, 2.5%, dated 6/30/08, repurchase price of
                     $35,000 plus accrued interest on 7/1/08 collateralized
                     by $43,693 Federal Home Loan Mortgage Corp.,
                     5.065 - 6.025%, 9/1/36 - 4/1/38                                    35,000
                                                                                   -----------
                                                                                   $   175,000
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

---------------------------------------------------------------------------------
Principal
Amount                                                                Value
---------------------------------------------------------------------------------
                Securities Lending Collateral -- 12.8% (c)
                Certificates of Deposit:
 $   47,333     American Express, 2.72, 8/8/08                        $    47,333
     35,429     Bank of America, 2.88%, 8/11/08                            35,429
     35,429     Citibank, 2.85%, 7/29/08                                   35,429
     12,758     Banco Santander NY, 2.80%, 10/7/08                         12,758
     35,464     Banco Santander NY, 3.09%, 12/22/08                        35,464
     35,417     Bank of Nova Scotia, 3.18%, 5/05/09                        35,417
     17,714     Bank of Scotland NY, 2.73%, 7/11/08                        17,714
     17,714     Bank of Scotland NY, 2.72%, 8/15/08                        17,714
     12,740     Bank of Scotland NY, 2.89%, 11/4/08                        12,740
     17,703     Bank of Scotland NY, 3.03%, 9/26/08                        17,703
     63,771     Barclay's Bank, 3.18% 5/27/09                              63,771
     53,143     Bank Bovespa NY, 2.705%, 8/8/08                            53,143
     35,429     BNP Paribas NY, 2.88%, 7/23/08                             35,429
     21,257     Calyon NY, 2.85%, 8/25/08                                  21,257
     29,760     Calyon NY, 2.64%, 9/29/08                                  29,760
     11,237     Calyon NY, 2.69%, 01/16/09                                 11,237
     29,406     Commonwealth Bank of Australia NY, 2.63%, 7/11/08          29,406
     29,760     Deutsche Bank Financial, 2.72%, 7/30/08                    29,760
     14,173     Deutsche Bank Financial, 2.72%, 8/4/08                     14,173
     29,052     Dexia Bank NY, 2.69%, 8/7/08                               29,052
      7,085     Dexia Bank NY, 2.65%, 08/12/08                              7,085
     26,252     Dexia Bank NY, 3.37%, 09/29/08                             26,252
     63,771     DNB NOR Bank ASA NY, 2.90%, 6/8/09                         63,771
      3,043     Fortis, 3.11%, 09/30/08                                     3,043
     64,905     Intesa SanPaolo S.p.A., 2.72%, 5/22/09                     64,905
     30,894     Lloyds Bank, 2.61%, 7/11/08                                30,894
     17,714     Lloyds Bank, 2.61%, 8/18/08                                17,714
     24,091     Natixis, 2.83%, 8/4/08                                     24,091
     35,429     NORDEA NY, 2.81%, 8/29/08                                  35,429
      4,094     NORDEA NY, 2.72%, 4/9/09                                    4,094
      3,395     NORDEA NY, 2.73%, 12/01/08                                  3,395
      5,667     Rabobank Nederland NY, 2.37%, 8/29/08                       5,667
     17,714     Royal Bank of Canada NY, 2.57%, 7/15/08                    17,714
     35,429     Royal Bank of Canada NY, 2.6%, 9/5/08                      35,429
     21,257     Bank of Scotland NY, 2.7%, 8/1/08                          21,257
     21,272     Bank of Scotland NY, 2.96%, 11/3/08                        21,272
     13,675     Skandinavian Enskilda Bank NY, 2.70%, 7/17/08              13,675
      4,107     Skandinavian Enskilda Bank NY, 3.18%, 09/22/08              4,107
      7,068     Skandinavian Enskilda Bank NY, 3.06% 02/13/09               7,068
     14,171     Svenska Bank NY, 2.70%, 7/17/08                            14,171
     29,406     Svenska Bank NY, 2.55%, 7/11/08                            29,406
     44,640     Toronto Dominion Bank NY, 2.77%, 9/5/08                    44,640

The accompanying notes are an integral part of these financial statements.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    17

------------------------------------------------------------------------------
Principal
Amount                                                             Value
------------------------------------------------------------------------------
                Certificates of Deposit -- (continued)
 $   21,257     Toronto Dominion Bank NY, 2.75%, 11/5/08           $    21,257
      7,070     Wachovia, 3.62%,10/28/08                                 7,070
                                                                   -----------
                                                                   $ 1,108,096
------------------------------------------------------------------------------
                Commercial Paper:
     10,889     Bank of America, 2.70%, 8/26/08                    $    10,889
     14,130     Bank of America, 2.60%, 8/11/08                         14,130
     10,621     CBA, 2.70%, 7/11/08                                     10,621
     28,244     CBA, 2.88%, 8/18/08                                     28,244
      7,082     Deutsche Bank Financial, 2.72%, 7/9/08                   7,082
      7,074     HSBC, 2.89% 7/21/08                                      7,074
     35,199     HSBC, 2.88%, 9/29/08                                    35,199
     28,255     ING Funding, 2.70%, 8/13/08                             28,255
     10,621     Natixis, 2.87%, 7/10/08                                 10,621
     10,611     Natixis, 2.87%, 7/21/08                                 10,611
      8,731     PARFIN, 3.18%, 8/1/08                                    8,731
     14,041     Royal Bank of Scotland, 2.66%, 10/21/08                 14,041
      7,085     Societe Generale, 2.98%, 7/2/08                          7,085
     17,673     Societe Generale, 2.93%, 7/30/08                        17,673
     14,131     Societe Generale, 3.18%, 8/5/08                         14,131
     28,236     Societe Generale, 3.18%, 8/22/08                        28,236
     14,130     SVSS NY, 3.18%, 8/11/08                                 14,130
      6,741     Bank Bovespa NY, 2.79%, 3/12/09                          6,741
     31,878     General Electric Capital Corp., 2.77%, 1/5/09           31,878
     35,415     General Electric Capital Corp., 2.82%, 3/16/09          35,415
     13,102     IBM, 3.18%, 2/13/09                                     13,102
     35,429     IBM, 3.18%, 6/26/09                                     35,429
     63,771     Met Life Global Funding, 3.16%, 6/12/09                 63,771
     60,229     WestPac, 3.18%, 6/1/09                                  60,229
                                                                   -----------
                                                                   $   513,317
------------------------------------------------------------------------------
                Mutual Funds:
     42,514     BlackRock Liquidity Money Market Fund, 3.18%       $    42,514
     55,290     Dreyfus Preferred Money Market Fund, 3.18%              55,290
                                                                   -----------
                                                                   $    97,804
------------------------------------------------------------------------------
                Tri-party Repurchase Agreements:
    150,697     Deutsche Bank, 2.5% 7/1/08                         $   150,697
    425,143     Lehman Brothers, 2.65% 7/1/08                          425,143
                                                                   -----------
                                                                   $   575,839
------------------------------------------------------------------------------
                Other:
     17,619     ABS CFAT 2008-A A1, 3.005%, 4/27/09                $    17,619
                                                                   -----------
                Total Securities Lending Collateral                $ 2,312,675
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

----------------------------------------------------------------------
Principal
Amount                                                       Value
----------------------------------------------------------------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $2,487,675)                            $ 2,487,675
----------------------------------------------------------------------
              TOTAL INVESTMENT IN SECURITIES -- 112.7%
              (Cost $16,302,092) (a)                       $20,329,797
----------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES --  (12.7)%     $(2,291,523)
----------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                   $18,038,274
----------------------------------------------------------------------

*    Non-income producing security.

(a) At June 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $16,302,092 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                              $ 4,566,882
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                 (539,177)
                                                                                    -----------
       Net unrealized gain                                                          $ 4,027,705
                                                                                    -----------

(b)  At June 30, 2008, the following securities were out on loan:

---------------------------------------------------------------------------
  Shares        Security                                         Value
---------------------------------------------------------------------------
  12,500        Expeditors International of Washington, Inc.     $  537,500
  10,000        Linear Technology Corp.                             325,700
  23,700        Microchip Technology, Inc.                          723,798
  11,000        Nike, Inc.                                          655,710
                                                                 ----------
                Total                                            $2,242,708
                                                                 ----------

(c)   Securities lending collateral is managed by Credit Suisse

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2008 aggregated $2,242,510 and $3,732,078, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    19

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

-------------------------------------------------------------------------------------
                                                                         Other
                                                       Investments       Financial
     Valuation Inputs                                  in Securities     Instruments*
-------------------------------------------------------------------------------------
     Level 1 - Quoted Prices                           $17,842,122         -
     Level 2 - Other Significant Observable Inputs       2,487,675         -
     Level 3 - Significant Unobservable Inputs                   -         -
                                                       -----------       ---
     Total                                             $20,329,797         -
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

Statement of Assets and Liabilities | 6/30/08 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of
   $2,242,708) (cost $16,302,092)                              $20,329,797
  Cash                                                              32,134
  Receivables --
   Fund shares sold                                                  6,406
   Dividends and interest                                           20,709
   Due from Pioneer Investment Management, Inc.                     14,215
  Other                                                             21,554
--------------------------------------------------------------------------
     Total assets                                              $20,424,815
--------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                     $    25,866
   Upon return of securities loaned                              2,312,675
  Due to affiliates                                                  5,891
  Accrued expenses                                                  42,109
--------------------------------------------------------------------------
     Total liabilities                                         $ 2,386,541
--------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                              $14,040,345
  Undistributed net investment income                               31,499
  Accumulated net realized loss on investments                     (61,275)
  Net unrealized gain on investments                             4,027,705
--------------------------------------------------------------------------
     Total net assets                                          $18,038,274
--------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $14,406,685/864,731 shares)                $     16.66
  Class B (based on $1,466,202/91,483 shares)                  $     16.03
  Class C (based on $2,165,387/134,767 shares)                 $     16.07
MAXIMUM OFFERING PRICE:
  Class A ($16.66 [divided by] 94.25%)                         $     17.68
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    21

Statement of Operations (unaudited)

For the Six Months Ended 6/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $997)         $156,022
  Interest                                                     2,989
  Income from securities loaned, net                           3,135
----------------------------------------------------------------------------------------
     Total investment income                                                $    162,146
----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $ 72,707
  Transfer agent fees and expenses
   Class A                                                    13,348
   Class B                                                     3,184
   Class C                                                     3,861
  Distribution fees
   Class A                                                    18,581
   Class B                                                     7,453
   Class C                                                    11,660
  Administrative fees                                          2,181
  Custodian fees                                              10,472
  Registration fees                                           18,862
  Professional fees                                           21,072
  Printing expense                                             8,498
  Fees and expenses of nonaffiliated trustees                  2,789
  Miscellaneous                                                2,254
----------------------------------------------------------------------------------------
     Total expenses                                                         $    196,922
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                               (58,197)
     Less fees paid indirectly                                                      (427)
----------------------------------------------------------------------------------------
     Net expenses                                                           $    138,298
----------------------------------------------------------------------------------------
       Net investment income                                                $     23,848
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                          $      8,737
----------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                              $ (2,040,554)
----------------------------------------------------------------------------------------
  Net loss on investments                                                   $ (2,031,817)
----------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                      $ (2,007,969)
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

Statement of Changes in Net Assets

For the Six Months Ended 6/30/08 and the Year Ended 12/31/07, respectively

-------------------------------------------------------------------------------------------------
                                                                   Six Months Ended
                                                                   6/30/08           Year Ended
                                                                   (unaudited)       12/31/07
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                              $     23,848      $    13,491
Net realized gain on investments                                          8,737          498,908
Change in net unrealized gain (loss) on investments                  (2,040,554)       1,302,624
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                               $ (2,007,969)     $ 1,815,023
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.01 per share, respectively)               $         --      $   (12,149)
Net realized gain:
   Class A ($0.00 and $0.55 per share, respectively)                         --         (509,489)
   Class B ($0.00 and $0.55 per share, respectively)                         --          (46,623)
   Class C ($0.00 and $0.55 per share, respectively)                         --          (78,230)
-------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $         --      $  (646,491)
-------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $  1,327,947      $ 5,145,754
Reinvestment of distributions                                                --          512,574
Cost of shares repurchased                                           (3,183,643)      (4,471,459)
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                            $ (1,855,696)     $ 1,187,169
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           $ (3,863,665)     $ 2,355,701
NET ASSETS:
Beginning of period                                                  21,901,939       19,546,238
-------------------------------------------------------------------------------------------------
End of period                                                      $ 18,038,274      $21,901,939
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                $     31,499      $     7,651
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    23

----------------------------------------------------------------------------------------------
                                   '08 Shares     '08 Amount        '07 Shares      '07 Amount
                                  (unaudited)     (unaudited)
----------------------------------------------------------------------------------------------
Class A
Shares sold                            50,723     $   878,784           200,764     $3,696,448
Reinvestment of distributions              --              --            24,202        429,839
Less shares repurchased              (150,091)     (2,576,946)         (166,136)    (3,144,954)
----------------------------------------------------------------------------------------------
   Net increase (decrease)            (99,368)    $(1,698,162)           58,830     $  981,333
----------------------------------------------------------------------------------------------
Class B
Shares sold                            12,721     $   208,703            36,725     $  659,609
Reinvestment of distributions              --              --             1,964         33,746
Less shares repurchased                (8,735)       (143,009)          (38,346)      (687,627)
----------------------------------------------------------------------------------------------
   Net increase                         3,986     $    65,694               343     $    5,728
----------------------------------------------------------------------------------------------
Class C
Shares sold                            14,299     $   240,460            43,990     $  789,543
Reinvestment of distributions              --              --             2,867         49,289
Less shares repurchased               (28,133)       (463,688)          (35,774)      (630,966)
----------------------------------------------------------------------------------------------
   Net increase (decrease)            (13,834)    $  (223,228)           11,083     $  207,866
----------------------------------------------------------------------------------------------
Class R*
Shares sold                                --     $        --                 9     $      154
Less shares repurchased                    --              --              (458)        (7,912)
----------------------------------------------------------------------------------------------
   Net decrease                            --     $        --              (449)    $   (7,758)
----------------------------------------------------------------------------------------------

*    Class R shares were liquidated on February 1, 2007.

The accompanying notes are an integral part of these financial statements.

24    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

Financial Highlights

--------------------------------------------------------------------------------------------------
                                                                     Six Months Ended
                                                                     6/30/08            Year Ended
                                                                     (unaudited)        12/31/07
--------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                 $    18.36         $ 17.37
--------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $     0.04         $  0.04
 Net realized and unrealized gain (loss) on investments                   (1.74)           1.51
--------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $    (1.70)        $  1.55
Distributions to shareowners:
 Net investment income                                                       --           (0.01)
 Net realized gain                                                           --           (0.55)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $    (1.70)        $  0.99
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $    16.66         $ 18.36
--------------------------------------------------------------------------------------------------
Total return*                                                             (9.26)%          9.07%
Ratio of net expenses to average net assets+                               1.25%***        1.25%
Ratio of net investment income (loss) to average net assets+               0.42%***        0.23%
Portfolio turnover rate                                                      23%***           9%
Net assets, end of period (in thousands)                             $   14,407         $17,703
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              1.84%***        1.65%
 Net investment loss                                                      (0.17)%***      (0.17)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                              1.25%***        1.25%
 Net investment income (loss)                                              0.42%***        0.23%
--------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                       Year Ended    Year Ended    Year Ended     Year Ended
                                                                       12/31/06      12/31/05      12/31/04 (b)   12/31/03
----------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                   $ 16.08       $ 15.97       $ 15.87        $ 12.38
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                          $  0.05       $  0.02       $  0.06        $ (0.11)
 Net realized and unrealized gain (loss) on investments                   1.77          0.09          0.10           3.60
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $  1.82       $  0.11       $  0.16        $  3.49
Distributions to shareowners:
 Net investment income                                                   (0.01)           --(a)      (0.06)            --
 Net realized gain                                                       (0.52)           --            --             --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  1.29       $  0.11       $  0.10        $  3.49
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 17.37       $ 16.08       $ 15.97        $ 15.87
----------------------------------------------------------------------------------------------------------------------------
Total return*                                                            11.35%         0.71%         0.99%**       28.19%
Ratio of net expenses to average net assets+                              1.25%         1.25%         1.25%          1.25%
Ratio of net investment income (loss) to average net assets+              0.28%         0.08%         0.43%         (0.20)%
Portfolio turnover rate                                                     14%           16%           11%            15%
Net assets, end of period (in thousands)                               $15,724       $15,780       $19,042        $12,222
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             1.82%         2.23%         2.22%          1.56%
 Net investment loss                                                     (0.29)%       (0.90)%       (0.54)%        (0.51)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                             1.25%         1.25%         1.25%          1.25%
 Net investment income (loss)                                             0.28%         0.08%         0.43%         (0.20)%
----------------------------------------------------------------------------------------------------------------------------

(a)  Amount rounds to less than $.01 per share.
(b) Effective February 20,2004 Pioneer Investment Management became the Advisor of the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
**   Total return would be reduced if sales charges were taken into account.
***  Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                     Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08  25

---------------------------------------------------------------------------------------------------
                                                                      Six Months Ended
                                                                      6/30/08            Year Ended
                                                                      (unaudited)        12/31/07
---------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                  $   17.77          $ 16.97
---------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                  $   (0.04)         $ (0.13)
 Net realized and unrealized gain (loss) on investments                   (1.70)            1.48
---------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                  $   (1.74)         $  1.35
Distributions to shareowners:
 Net realized gain                                                           --            (0.55)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                            $   (1.74)         $  0.80
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $   16.03          $ 17.77
---------------------------------------------------------------------------------------------------
Total return*                                                             (9.79)%           8.09%
Ratio of net expenses to average net assets+                               2.16%**          2.16%
Ratio of net investment loss to average net assets+                       (0.48)%**        (0.67)%
Portfolio turnover rate                                                      23%**             9%
Net assets, end of period (in thousands)                              $   1,466          $ 1,555
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              2.87%**          2.60%
 Net investment loss                                                      (1.19)%**        (1.11)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                              2.15**           2.15%
 Net investment loss                                                      (0.47)**         (0.66)%
---------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                     Year Ended    Year Ended    2/21/04(b)
                                                                     12/31/06      12/31/05      to 12/31/04
------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                 $ 15.87       $ 15.93       $    16.32
------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                 $ (0.10)      $ (0.15)      $    (0.01)
 Net realized and unrealized gain (loss) on investments                 1.72          0.09            (0.38)
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $  1.62       $ (0.06)      $    (0.39)
Distributions to shareowners:
 Net realized gain                                                     (0.52)           --               --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $  1.10       $ (0.06)      $    (0.39)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 16.97       $ 15.87       $    15.93
------------------------------------------------------------------------------------------------------------
Total return*                                                          10.23%        (0.38)%          (2.39)%(a)
Ratio of net expenses to average net assets+                            2.23%         2.32%            2.08%**
Ratio of net investment loss to average net assets+                    (0.69)%       (0.98)%          (0.07)%**
Portfolio turnover rate                                                   14%           16%              11%
Net assets, end of period (in thousands)                             $ 1,479       $ 1,224       $    1,177
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           2.79%         3.30%            3.14%**
 Net investment loss                                                   (1.25)%       (1.96)%          (1.14)%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           2.22%         2.32%            2.08%**
 Net investment loss                                                   (0.68)%       (0.98)%          (0.07)%**
------------------------------------------------------------------------------------------------------------

(a)  Not Annualized.
(b)  Class B shares were first publicly offered on February 21, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26  Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

----------------------------------------------------------------------------------------------------------------
                                                                                  Six Months Ended
                                                                                  6/30/08            Year Ended
                                                                                  (unaudited)        12/31/07
----------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                              $   17.79          $ 16.98
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                     $   (0.04)         $ (0.11)
 Net realized and unrealized gain (loss) on investments                               (1.68)            1.47
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                              $   (1.72)         $  1.36
Distributions to shareowners:
 Net realized gain                                                                       --            (0.55)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $   (1.72)         $  0.81
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $   16.07          $ 17.79
----------------------------------------------------------------------------------------------------------------
Total return*                                                                         (9.67)%           8.14%
Ratio of net expenses to average net assets+                                           2.16%**          2.16%
Ratio of net investment income (loss) to average net assets+                          (0.48)%**        (0.67)%
Portfolio turnover rate                                                                  23%**             9%
Net assets, end of period (in thousands)                                          $   2,165          $ 2,644
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          2.77%**          2.55%
 Net investment loss                                                                  (1.09)%**        (1.06)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          2.15%**          2.15%
 Net investment income (loss)                                                         (0.47)%**        (0.66)%
----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                  Year Ended    Year Ended    2/21/04(b)
                                                                                  12/31/06      12/31/05      to 12/31/04
-------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                              $ 15.87       $ 15.92       $  16.32
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                     $ (0.11)      $ (0.15)      $   0.01
 Net realized and unrealized gain (loss) on investments                              1.74          0.10          (0.41)
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                              $  1.63       $ (0.05)      $  (0.40)
Distributions to shareowners:
 Net realized gain                                                                  (0.52)           --             --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $  1.11       $ (0.05)      $  (0.40)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $ 16.98       $ 15.87       $  15.92
-------------------------------------------------------------------------------------------------------------------------
Total return*                                                                       10.29%        (0.31)%        (2.45)%(a)
Ratio of net expenses to average net assets+                                         2.20%         2.23%          2.12%**
Ratio of net investment income (loss) to average net assets+                        (0.67)%       (0.90)%         0.14%**
Portfolio turnover rate                                                                14%           16%            11%
Net assets, end of period (in thousands)                                          $ 2,336       $ 2,664       $  2,905
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                        2.77%         3.20%          3.16%**
 Net investment loss                                                                (1.24)%       (1.87)%        (0.89)%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                        2.20%         2.22%          2.12%**
 Net investment income (loss)                                                       (0.67)%       (0.89)%         0.14%**
-------------------------------------------------------------------------------------------------------------------------

(a)  Not Annualized.
(b)  Class C shares were first publicly offered on February 21, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                     Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08  27

Notes To Financial Statements | 6/30/08 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer AmPac Growth Fund (the Fund) (formerly, Pioneer Papp America-Pacific Rim Fund), is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which commenced operations on February 20, 2004, is the successor to the Papp America-Pacific Rim Fund, Inc. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers three classes of shares -- Class A, Class B, and Class C. Class B and Class C shares were first publicly offered on February 21, 2004. Class R shares were liquidated on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.


28    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2008 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    29

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                            2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                         $ 12,149
Long-term capital gain                                                   634,342
--------------------------------------------------------------------------------
  Total                                                                 $646,491
--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $798 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2008.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B and Class C shares bear different transfer agent and distribution expense rates.

E.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all


30    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08
     times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion. For the six months ended June 30, 2008, the net management fee was equivalent to 0.75% of average net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to
L. Roy Papp & Associates, LLP (Papp) as compensation for its sub-advisory services to the Fund.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2009. PIM expects to continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that PIM will extend the expense limitation beyond May 1, 2008. The Fund may terminate the expense limitation agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement be in the best interests of the Fund and its shareowners.

Prior to May 1, 2007, Pioneer had contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.


                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    31

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $1,146 in management fees, administrative costs and certain other services payable to PIM at June 30, 2008.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected in the Statement of Assets and Liabilities is $4,151 in transfer agent fees payable to PIMSS at June 30, 2008.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays PFD a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $594 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2008, CDSCs in the amount of $1,996 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2008, the Fund's expenses were reduced by $427 under such arrangements.


32    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

6. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders (or, with respect to certain proposals, by shareholders of Pioneer Series Trust II, as noted below) follows:

-------------------------------------------------------------------------------------------------
                                                                                        Broker
                             For                  Withhold              Abstain         Non-Votes
-------------------------------------------------------------------------------------------------
 Proposal 1 -- To elect Trustees*
  John F. Cogan, Jr.         156,369,740.387      3,561,606.853         39,820.833              0
  Daniel K. Kingsbury        156,839,674.820      3,091,672.420         39,820.833              0
  David R. Bock              156,840,693.736      3,090,653.503         39,820.833              0
  Mary K. Bush               156,811,976.049      3,119,371.190         39,820.833              0
  Benjamin M. Friedman       156,802,553.098      3,128,794.141         39,820.833              0
  Margaret B.W. Graham       156,836,838.949      3,094,508.290         39,820.833              0
  Thomas J. Perna            156,920,826.461      3,010,520.778         39,820.833              0
  Marguerite A. Piret        156,849,211.156      3,082,136.083         39,820.833              0
  John Winthrop              156,551,921.430      3,379,425.809         39,820.833              0

------------------------------------------------------------------------------------------------------
                                                                                         Broker
                               For                  Against            Abstain           Non-Votes
------------------------------------------------------------------------------------------------------
 Proposal 2 -- To approve
 an amendment to the
 Declaration of Trust*         144,690,303.783      6,167,718.766      1,531,022.525     7,582,123.000

-----------------------------------------------------------------------------------------------------------
                                                                                                Broker
                                      For                 Against            Abstain            Non-Votes
-----------------------------------------------------------------------------------------------------------
 Proposal 3A -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing
 money                                 537,128.229         28,996.541         70,404.974         86,386.000
 Proposal 3B -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                          542,353.378         23,771.392         70,404.974         86,386.000

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    33

-----------------------------------------------------------------------------------------------------------
                                                                                               Broker
                                        For                Against           Abstain           Non-Votes
-----------------------------------------------------------------------------------------------------------
 Proposal 3C -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending              534,088.229        30,806.541        71,634.974        86,386.000
 Proposal 3D -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to issuing
 senior securities                       539,753.378        22,037.392        74,738.974        86,386.000
 Proposal 3E -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to real estate          545,954.349        18,940.421        71,634.974        86,386.000
 Proposal 3F -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                             539,743.444        25,150.327        71,635.974        86,386.000
 Proposal 3G -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                           548,583.574        17,191.197        70,754.974        86,386.000
 Proposal 3H -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 diversification                         544,232.574        16,327.197        75,969.974        86,386.000
 Proposal 3I -- To approve
 the conversion of the Fund's
 investment objective from
 fundamental to non-
 fundamental                             544,895.295        21,706.476        69,927.974        86,386.000

-----------------------------------------------------------------------------------------------------------
                                                                                               Broker
                                        For                Against           Abstain           Non-Votes
-----------------------------------------------------------------------------------------------------------
 Proposal 4 -- To approve an
 Amended and Restated
 Management Agreement
 with PIM                                554,920.933        10,050.838        71,557.974        86,386.000

* Proposals 1 and 2 were voted on and approved by all series of Pioneer Series Trust II. Results reported above reflect the combined votes of all series of the Trust.


34    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to


                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    35
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2007, in the fifth quintile of its Morningstar category for the three year period ended June 30, 2007, in the fourth quintile of its Morningstar category for the five year period ended June 30, 2007 and in the third quintile of its Morningstar category for the ten year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM and noting that the Fund's short-term investment performance had improved, the Trustees agreed that they would continue to monitor the performance of the Fund especially closely.


36    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the first quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.


                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    37

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


38    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

Trustees, Officers and Service Providers

Trustees                                   Officers
John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
David R. Bock                              Daniel K. Kingsbury, Executive
Mary K. Bush                               Vice President
Benjamin M. Friedman                       Mark E. Bradley, Treasurer
Margaret B.W. Graham                       Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    39

                           This page for your notes.

40    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

                           This page for your notes.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    41

                           This page for your notes.

42    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

                           This page for your notes.

                   Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08    43

                           This page for your notes.

44    Pioneer AmPac Growth Fund | Semiannual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com


This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  Pioneer AMT-Free CA Municipal Fund
                  Semiannual Report | June 30, 2008

                  Ticker Symbols:
                  Class A   CATAX
                  Class B   CATBX
                  Class C   CATCX

                  [LOGO] PIONEER
                         Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               8
Prices and Distributions                        9
Performance Update                             10
Comparing Ongoing Fund Expenses                13
Schedule of Investments                        15
Financial Statements                           18
Notes To Financial Statements                  25
Approval of Investment Advisory Agreement      32
Trustees, Officers and Service Providers       36

           Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June 2008 near earlier lows while Treasury bond prices ended June near end-of-year levels.

In the six-month period ending June 30, 2008, the Dow Jones Industrial Average fell 13%, the Standard & Poor's 500 Index fell 12% and the NASDAQ Composite Index fell 14%. The MSCI EAFE Developed Market Index of international stock markets fell 11%, and the MSCI Emerging Markets Index fell 12%.

2    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

In each case, the majority of the decline was concentrated in the month of June. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six month period, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/DANIEL K. KINGSBURY

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

           Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

In the following interview, Portfolio Manager Stephen C. Bauer outlines the investment environment for tax-free bonds during the Fund's most recent semiannual period, Fund performance, his investment strategy and outlook going forward.

Q    How did the Fund perform during the most recent six-month period?

A For the most recent semiannual period ended June 30, 2008, Pioneer AMT-Free CA Municipal Fund's Class A shares produced a -1.24% return at net asset value. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 0.02%, and the average return of the Lipper California Municipal Debt Funds Category was -1.11%. Lipper is an independent monitor of mutual fund performance.

Q Will you describe the investing environment for tax-exempt bonds during the time period?

A The past six months represented one of the most unusual periods we have witnessed in the municipal bond market in many years. The period was unique in terms of what caused volatility within the tax-exempt bond market, as well as how the closely-watched relationship between tax-exempt bonds and Treasury securities changed. Recent volatility in the municipal market actually originated in the subprime mortgage market, which has no obvious connection to municipals. However, a connection did arise from the severe financial difficulties in late 2007 and early 2008 for the three largest "monoline" insurers, which for decades have insured billions of dollars in municipal securities up to an AAA rating. FGIC, MBIA and AMBAC -- the three largest monoline insurers -- fell into financial distress because they also insure structured mortgage products, which, in turn, have been laid low by the subprime mortgage crisis. Though the subprime problems in no way affected the creditworthiness of most municipal bonds, monoline insurance companies' exposure to significant mortgage securities losses caused all three firms to lose their AAA ratings during the period. The loss of AAA status for FGIC, MBIA and AMBAC meant that the underlying credits for existing insured bonds had to be reevaluated by market watchers (which sparked price volatility), and that many fewer new bonds would come to market as AAA-insured issues.

     Another source of volatility during the period came from the activities of hedge fund managers, which we discussed in the last report to shareholders. Hedge funds, whose activities cannot be closely tracked because of a lack of disclosure requirements unique to those products, have nevertheless been a significant presence in the municipal market for more than 10 years. Many

4 Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08 hedge funds managers have profited by borrowing large amounts at low short-term rates and investing the proceeds in higher yielding long-term municipal bonds. However, in mid- to late February, many managers that engaged in such trades encountered a "perfect storm" that subjected them to margin calls from lenders and possible financial ruin. First, long-term interest rates increased and prices of hedge funds' (and others') long-term municipal bond holdings declined based on subprime fears and the ratings downgrades for monoline insurers outlined above. At the same time, hedge funds' borrowing costs rose dramatically, in part because of the freeze-up of the short-term auction-rate municipal market (as a long-term vehicle, your Fund did not participate in that market), which also had its origins in the subprime crisis. Because of the decline in value of their portfolios and a surge in borrowing costs, at the end of February many hedge fund managers were forced to sell billions of dollars of long-term bonds to meet margin calls. On February 29, 2008, in a rare scenario, these large sellers could find no buyers for their bonds, and the long-term municipal marketplace temporarily came to a halt in the midst of market uncertainty surrounding these huge forced sales of long-term municipal bonds.

     However, over the following weekend, private sale arrangements were made for billions of dollars of municipal bonds, and by Monday, March 3, 2008, the market embarked on a rally that lasted into mid-May. During late May, the tax-exempt market gave back some gains on investor concerns over additional monoline insurer ratings downgrades.

     In late 2007 and early 2008, municipals significantly underperformed Treasuries, and the relationship between yields of tax-exempt bonds and Treasuries veered into uncharted territory. Typically, 30-year municipal bonds yield 80% to 90% of comparable Treasury bonds. However, based on (1) the "flight to quality" out of more risky taxable instruments such as high-yield bonds and into Treasuries over the past several months and (2) the retreat of municipal bond prices due in part to monoline insurer ratings downgrades, the ratio climbed to an unprecedented 115%, with municipals yielding significantly more than Treasuries. With the value of tax-exemption so severely discounted, many non-traditional buyers then entered our market and sparked a strong rally in March, April and June.

     In California, the state's fiscal problems have returned to some degree. Along with the U.S. economic slowdown, California's sales and income tax receipts have slowed, and the state's leaders need to deal with a structural deficit. Still, the state's bond rating is stable, and its economy remains a powerful economic engine.

           Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    5

Q    Would you discuss your portfolio strategy during the period?

A As always, the Fund's principal portfolio strategy was to purchase and hold discounted long-term bonds, as those investments offer the highest yields in the municipal marketplace. We also believe that they offer the most attractive value over time.

     Because of the lack of AAA insurance on many new issues in recent months, high-quality issuers have had to come to market with higher yields to attract investors. During the semiannual period, the Fund focused on several of those opportunities, purchasing bonds with yield "spreads" over AAA bonds that were double or triple what they had been in recent years. The purchases included hospital bonds in California's Statewide Communities Development Authority for Sutter Hospital, and St. Joseph Hospital. In addition, the Fund purchased California Redevelopment Agency bonds that fund infrastructure improvements in previously neglected urban areas and are paid off over time by increased property tax revenues derived from rising property values.

     As of the close of the period, 54% of the Fund's portfolio was rated AAA (or the equivalent) or AA. In addition, the Fund is broadly diversified among 33 issuers from all areas of the state.

Q What were the largest contributors to and detractors from Fund performance in the first half of 2008?

A In a difficult market, short-term issues in the form of pre-refunded municipal bonds were the strongest contributors to performance over the period. Two examples were Golden State tobacco bonds pre-refunded to 2013, and San Bernardino County bonds, priced to a call in 30 days. The largest individual detractor from performance came from Long Beach gas pre-pay bonds, based on rising long-term rates, and downward price pressure from new gas-supply issues. San Francisco Airport bonds also detracted from returns based in part on financial pressures on airlines over rising fuel prices.

Q    What is your outlook going forward?

A The prospects for the U.S. economy continue to be uncertain. While the Fed has expressed concern about spiking commodity prices and resurgent inflation -- and has halted its string of interest rate cuts -- we believe worries over the length and breadth of a possible economic recession make Fed officials reluctant to raise interest rates now. We believe that the Fed will take some time to monitor economic signals before it considers a short-term interest rate hike. In addition, though equity markets have been extremely jittery about oil price increases and inflation, we find the bond market's recent lack of concern about inflation surprising. The hope is that the Fed will act quickly if signals pointing to resurgent inflation become more acute.

6    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

     Though many believe that the recent credit crunch reached a bottom on March 17, 2008, with the near collapse of the venerable Wall Street firm, Bear Stearns, regional banks with underperforming construction loans could become the next trouble spot for the markets. We will continue to look for opportunities to purchase attractively priced bonds from solid issuers over the coming months, especially at times of market uncertainty.

     We believe that Pioneer AMT-Free CA Municipal Fund continues to be a suitable vehicle for long-term investors seeking high income free from federal taxes.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing primarily in the securities issued by California and it's municipalities makes the Fund more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.

           Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    7

Portfolio Summary | 6/30/08

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

AAA                                     40.6%
AA                                       9.9%
A                                       30.0%
BBB                                     13.8%
BB & Lower                               4.0%
Commercial Paper                         1.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Insured                                 47.3%
Health                                  21.5%
Various Revenues                        12.2%
Water & Sewer                            4.4%
Special Revenues                         4.4%
Transportation                           4.0%
Escrowed                                 3.1%
Reserves                                 1.7%
General Obligation                       1.4%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total debt holdings)

 1. Rancho Mirage California Joint Power, 5.0%, 7/1/47                     4.51%
--------------------------------------------------------------------------------
 2. Long Beach California Financing Authority, 5.5%, 11/15/37              4.43
--------------------------------------------------------------------------------
 3. California Municipal Financing Agency, 5.25%, 2/1/37                   4.35
--------------------------------------------------------------------------------
 4. San Joaquin Hills Transportation Corridor Agency, 5.0%, 1/1/33         4.12
--------------------------------------------------------------------------------
 5. Anaheim California Public Financing Authority Lease, 4.25%, 9/1/35     4.11
--------------------------------------------------------------------------------
 6. California Statewide, 5.75%, 7/1/47                                    3.98
--------------------------------------------------------------------------------
 7. Sacramento County California, 5.0%, 12/1/36                            3.87
--------------------------------------------------------------------------------
 8. Alameda Corridor Transportation Authority, 4.75%, 10/1/25              3.84
--------------------------------------------------------------------------------
 9. California State Department of Veteran Affairs, 4.75%, 12/1/25         3.79
--------------------------------------------------------------------------------
10. California Statewide Communities Development Authority, 5.0%, 3/1/41    3.64
--------------------------------------------------------------------------------

* The list excludes temporary cash investments and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

Prices and Distributions | 6/30/08

Net Asset Value Per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                           6/30/08                      12/31/07
--------------------------------------------------------------------------------
       A                              $ 11.77                      $ 12.19
--------------------------------------------------------------------------------
       B                              $ 11.69                      $ 12.12
--------------------------------------------------------------------------------
       C                              $ 11.67                      $ 12.08
--------------------------------------------------------------------------------

Distributions Per Share: 1/1/08-6/30/08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment       Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.2670               $--               $--
--------------------------------------------------------------------------------
       B            $ 0.2110               $--               $--
--------------------------------------------------------------------------------
       C            $ 0.2154               $--               $--
--------------------------------------------------------------------------------

           Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    9

Performance Update | 6/30/08                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free CA Municipal Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2008)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
 10 Years                                4.30%           3.72%
 5 Years                                3.25            2.30
 1 Year                                 -0.74           -5.21
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2008)
------------------------------------------------------------------
                                        Gross            Net
------------------------------------------------------------------
                                         0.95%           0.86%
------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                       Pioneer AMT-Free        Lehman Municipal
Date                   CA MunicipalFund           Bond Index
6/30/1998                    $9,550                $10,000
                             $9,452                $10,276
6/30/2000                    $9,494                $10,610
                            $10,526                $11,669
6/30/2002                   $11,172                $12,476
                            $12,278                $13,567
6/30/2004                   $12,213                $13,670
                            $13,672                $14,796
6/30/2006                   $13,887                $14,927
                            $14,511                $15,628
6/30/2008                   $14,404                $16,133

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free CA Municipal Fund was created through the reorganization of predecessor Safeco California Tax-Free Income Fund on December 10, 2004. The performance of Class A shares of the Fund includes the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The net expense ratio reflects the contractual expense limitations currently in effect through 5/1/11 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

10    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free CA Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2008)
------------------------------------------------------------------
                                        If              If
Period                                  Held            Redeemed
------------------------------------------------------------------
 10 Years                                3.43%           3.43%
 5 Years                                 2.27            2.27
 1 Year                                 -1.82           -5.58
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
------------------------------------------------------------------
                                         Gross           Net
------------------------------------------------------------------
                                         1.78%           1.76%
------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                       Pioneer AMT-Free        Lehman Municipal
Date                   CA MunicipalFund           Bond Index
  6/30/1998                $10,000                 $10,000
                            $9,931                 $10,276
  6/30/2000                 $9,903                 $10,610
                           $10,904                 $11,669
  6/30/2002                $11,487                 $12,476
                           $12,521                 $13,567
  6/30/2004                $12,371                 $13,670
                           $13,680                 $14,796
  6/30/2006                $13,766                 $14,927
                           $14,271                 $15,628
  6/30/2008                $14,011                 $16,133

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC).

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free CA Municipal Fund was created through the reorganization of predecessor Safeco California Tax-Free Income Fund on December 10, 2004. The performance of Class B shares of the Fund includes the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/09 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

          Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    11

Performance Update | 6/30/08                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free CA Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2008)
------------------------------------------------------------------
                                         If              If
Period                                   Held            Redeemed
------------------------------------------------------------------
Life-of-Class
(10/1/03)                                2.85            2.85
1 Year                                  -1.59           -1.59
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2008)
------------------------------------------------------------------
                                         Gross           Net
------------------------------------------------------------------
                                         1.68            1.68
------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                       Pioneer AMT-Free        Lehman Municipal
Date                   CA MunicipalFund           Bond Index
10/31/2003                  $10,000                $10,000
 6/30/2004                  $10,084                $10,119
 6/30/2005                  $11,153                $10,952
 6/30/2006                  $11,240                $11,049
 6/30/2007                  $11,649                $11,568
 6/30/2008                  $11,464                $11,942

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free CA Municipal Fund was created through the reorganization of predecessor Safeco California Tax-Free Income Fund on December 10, 2004. The performance of Class C shares of the Fund includes the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/09 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

12    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free CA
Municipal Fund

Based on actual returns from January 1, 2008 through June 30, 2008.

--------------------------------------------------------------------------------
Share Class                         A                   B                 C
--------------------------------------------------------------------------------
Beginning Account             $ 1,000.00          $ 1,000.00          $ 1,000.00
Value On 1/1/08
--------------------------------------------------------------------------------
Ending Account                $   987.60          $   982.00          $   984.00
Value On 6/30/08
--------------------------------------------------------------------------------
Expenses Paid                 $     4.25          $     8.67          $     8.34
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, 1.76%, and 1.69% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

          Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free CA
Municipal Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2008 through June 30, 2008.

--------------------------------------------------------------------------------
Share Class                  A                B                C
--------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value On 1/1/08
--------------------------------------------------------------------------------
Ending Account          $ 1,020.59       $ 1,016.11       $ 1,016.46
Value On 6/30/08
--------------------------------------------------------------------------------
Expenses Paid           $     4.32       $     8.82       $     8.47
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, 1.76%, and 1.69% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

14    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

Schedule of Investments | 6/30/08 (unaudited)

-----------------------------------------------------------------------------------------------------------
Principal      S&P/Moody's
Amount         Ratings                                                                         Value
-----------------------------------------------------------------------------------------------------------
                              MUNICIPAL BONDS -- 97.1%
                              Government -- 8.1%
$ 3,000,000       AA/A1       California State, 4.25%, 8/1/33                                  $  2,587,920
  1,500,000       A+/A1       California State, 4.75%, 4/1/29                                     1,446,165
  5,000,000       A/A1        Long Beach California Finance Authority 5.5%, 11/15/37              4,566,650
                                                                                               ------------
                                                                                               $  8,600,735
-----------------------------------------------------------------------------------------------------------
                              Municipal Airport -- 2.1%
  2,500,000       A/A1        San Francisco California City & County Airports Community
                              International, 4.5%, 5/1/32                                      $  2,203,225
 -----------------------------------------------------------------------------------------------------------
                              Municipal Development -- 21.9%
  3,500,000       AA/A2       Alameda County California Redevelopment Agency, 4.375%,
                              8/1/30                                                           $  3,170,230
  5,000,000       A/A3        Anaheim California Public Financing Authority Lease,
                              4.25%, 9/1/35                                                       4,241,900
  2,500,000      AA-/Aa3      California Statewide Common Municipality, 5.25%, 11/15/48           2,429,675
  2,500,000      AA/Aa3       Inglewood California Redevelopment Agency Tax Allocation,
                              4.75%, 5/1/38                                                       2,291,375
  3,815,000       AA/NR       Pittsburg California Redevelopment Agency, 4.25%, 9/1/34            3,310,962
  5,000,000       NR/A3       Rancho Mirage California Joint Power, 5.0%, 7/1/47                  4,650,000
  3,000,000      AAA/Aaa      Rialto California Redevelopment Agency Tax Allocation,
                              6.25%, 9/1/37                                                       3,163,530
                                                                                               ------------
                                                                                               $ 23,257,672
-----------------------------------------------------------------------------------------------------------
                              Municipal Facilities -- 4.7%
  2,100,000      AA/Aa3       Fresno Joint Powers Financing Authority Lease Revenue,
                              4.75%, 9/1/28                                                    $  2,025,891
  3,000,000      AA/Aa3       Los Angeles County California Certificates of Participation,
                              4.75%, 3/1/23                                                       2,937,750
                                                                                               ------------
                                                                                               $  4,963,641
-----------------------------------------------------------------------------------------------------------
                              Municipal General -- 7.4%
  4,000,000      AA-/Aa3      California Statewide Communities Development Authority,
                              5.75%, 7/1/47                                                    $  4,101,200
  4,000,000       A+/NR       California Statewide Communities Development Authority,
                              5.0%, 3/1/41                                                        3,749,560
                                                                                               ------------
                                                                                               $  7,850,760
-----------------------------------------------------------------------------------------------------------
                              Municipal Higher Education -- 2.1%
  2,000,000      NR/Baa3      California State University Fresno Association, Inc.,
                              6.0%, 7/1/31                                                     $  2,222,460
 -----------------------------------------------------------------------------------------------------------
                              Municipal Housing -- 3.7%
  4,000,000      AA-/Aa2      California State Department of Veteran Affairs,
                              4.75%, 12/1/25                                                   $  3,911,760
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

          Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    15

-----------------------------------------------------------------------------------------------------------
Principal      S&P/Moody's
Amount         Ratings                                                                          Value
-----------------------------------------------------------------------------------------------------------
                              Municipal Medical -- 9.2%
$ 4,000,000        A/NR       California Health Facilities Financing Authority, 5.0%, 3/1/33   $  3,746,800
  3,500,000        A/A2       California Health Facilities, 5.625%, 7/1/32                        3,503,010
  2,500,000        A+/A3      San Bernardino County California Certificates of Participation,
                              5.5%, 8/1/24                                                        2,501,100
                                                                                               ------------
                                                                                               $  9,750,910
-----------------------------------------------------------------------------------------------------------
                              Municipal School District -- 14.0%
  5,000,000      BBB-/Baa2    California Municipal Finance Authority, 5.25%, 2/1/37            $  4,483,800
  2,500,000       AA-/Aa3     Los Angeles California University School District, 4.25%,
                              1/1/28                                                              2,248,800
  1,885,000       AAA/Aaa     Oakland California University School Dist, 4.375%, 8/1/31           1,711,919
  1,600,000        A+/NR      Oxnard California School District, 4.375%, 8/1/33                   1,422,272
  2,180,000        AA/A2      Pomona Unified School District, 6.55%, 8/1/29                       2,511,251
  2,500,000       NR/Aa3      Sacramento City Unified School District, 4.75%, 7/1/29              2,460,825
                                                                                               ------------
                                                                                               $ 14,838,867
-----------------------------------------------------------------------------------------------------------
                              Municipal Tobacco -- 7.3%
  2,500,000       AAA/Aaa     Golden State Tobacco Securitization, 6.75%, 6/1/39               $  2,832,525
  1,500,000       AAA/Aaa     Golden State Tobacco Securitization, 7.9%, 6/1/42                   1,772,190
  2,095,000       BBB+/NR     Redding California Redevelopment, 4.5%, 9/1/26                      1,832,036
  1,500,000       BBB+/NR     Redding California Redevelopment, 5.0%, 9/1/36                      1,345,770
                                                                                               ------------
                                                                                               $  7,782,521
-----------------------------------------------------------------------------------------------------------
                              Municipal Transportation -- 7.7%
  4,000,000        AA/A2      Alameda Corridor Transportation Authority, 4.75%, 10/1/25        $  3,962,560
  5,000,000       BB-/Ba2     San Joaquin Hills Transportation Corridor Agency, 5.0%,
                              1/1/33                                                              4,243,450
                                                                                               ------------
                                                                                               $  8,206,010
-----------------------------------------------------------------------------------------------------------
                              Municipal Utilities -- 6.2%
  3,000,000       AAA/Aaa     Modesto California Wastewtr Revenue, 4.25%, 11/1/36              $  2,646,000
  4,000,000       AA/Aa3      Sacramento County California, 5.0%, 12/1/36                         3,987,800
                                                                                               ------------
                                                                                               $  6,633,800
-----------------------------------------------------------------------------------------------------------
                              Municipal Water -- 2.7%
  1,200,000       AA/Aa3      Los Angeles Department of Water & Power Waterworks
                              Revenue, 4.25%, 10/15/34                                         $  1,055,340
  2,000,000       AA/A2       Madera California Public, 4.375%, 3/1/31                            1,813,840
                                                                                               ------------
                                                                                               $  2,869,180
-----------------------------------------------------------------------------------------------------------
                              TOTAL MUNICIPAL BONDS
                              (Cost $105,321,739)                                              $103,091,541
-----------------------------------------------------------------------------------------------------------
                              TOTAL INVESTMENT IN SECURITIES -- 97.1%
                              (Cost $105,321,739) (a)                                          $103,091,541
-----------------------------------------------------------------------------------------------------------
                              OTHER ASSETS AND LIABILITIES -- 2.9%                             $   3,12,439
-----------------------------------------------------------------------------------------------------------
                              TOTAL NET ASSETS -- 100.0%                                       $106,212,980
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

NR:  Not rated by either S&P or Moody's.

(a) At June 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $104,481,192 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost           $   2,613,730
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value              (4,003,381)
                                                                   -------------
       Net unrealized loss                                         $  (1,389,651)
                                                                   =============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2008 aggregated $25,320,845 and $25,175,434, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                                                 Investments     Other Financial
Valuation Inputs                                in Securities     Instruments*
--------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                        $                     --
 Level 2 -- Other Significant Observable Inputs   103,091,541          --
 Level 3 -- Significant Unobservable Inputs                --          --
                                                 ------------          --
 Total                                           $103,091,541          --
                                                 ============          --

The accompanying notes are an integral part of these financial statements.

          Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    17

Statement of Assets and Liabilities | 6/30/08 (unaudited)

ASSETS:
  Investment in securities (cost $105,321,739)            $103,091,541
  Cash                                                       1,839,485
   Fund shares sold                                            151,395
   Interest                                                  1,640,922
   Due from Pioneer Investment Management, Inc.                  6,970
  Other                                                          5,823
----------------------------------------------------------------------
     Total assets                                         $106,736,136
----------------------------------------------------------------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                $    316,312
   Dividends                                                   149,922
  Due to affiliates                                             12,881
  Accrued expenses                                              44,041
----------------------------------------------------------------------
     Total liabilities                                    $    523,156
----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                         $107,463,712
  Undistributed net investment income                          885,940
  Accumulated net realized gain on investments                  93,526
  Net unrealized loss on investments                        (2,230,198)
----------------------------------------------------------------------
     Total net assets                                     $106,212,980
----------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $94,199,817/8,006,681 shares)         $      11.77
  Class B (based on $856,579/73,258 shares)               $      11.69
  Class C (based on $11,156,584/955,980 shares)           $      11.67
MAXIMUM OFFERING PRICE:
  Class A ($11.77 [divided by] 95.50%)                    $      12.32
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

Statement of Operations (unaudited)

For the Six Months Ended 6/30/08

INVESTMENT INCOME:
  Interest                                                  $2,779,247
------------------------------------------------------------------------------------------
     Total investment income                                                  $  2,779,247
------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $  267,076
  Transfer agent fees and expenses
   Class A                                                      25,466
   Class B                                                         870
   Class C                                                       1,884
  Distribution fees
   Class A                                                     119,864
   Class B                                                       4,439
   Class C                                                      50,229
  Administrative fees                                           12,018
  Custodian fees                                                 3,458
  Registration fees                                              2,919
  Professional fees                                             31,115
  Printing expense                                               7,368
  Fees and expenses of nonaffiliated trustees                    2,912
  Miscellaneous                                                 21,968
------------------------------------------------------------------------------------------
     Total expenses                                                           $    551,586
------------------------------------------------------------------------------------------
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                            $    (46,742)
     Less fees paid indirectly                                                        (408)
------------------------------------------------------------------------------------------
     Net expenses                                                             $    504,436
------------------------------------------------------------------------------------------
       Net investment income                                                  $  2,274,811
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                            $   (128,888)
------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                $ (3,645,667)
------------------------------------------------------------------------------------------
  Net loss on investments                                                     $ (3,774,555)
------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                        $ (1,499,744)
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

          Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    19

Statement of Changes in Net Assets

For the Six Months Ended 6/30/08 and the Year Ended 12/31/07, respectively

                                                            Six Months Ended
                                                            6/30/08             Year Ended
                                                            (unaudited)         12/31/07
FROM OPERATIONS:
Net investment income                                        $   2,274,811      $   4,266,111
Net realized gain (loss) on investments                           (128,888)         1,198,825
Change in net unrealized gain (loss) on investments             (3,645,667)        (5,840,502)
----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations      $  (1,499,744)     $    (375,566)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.267 and $0.52 per share, respectively)        $  (2,150,277)     $  (3,922,521)
   Class B ($0.211 and $0.40 per share, respectively)              (15,828)           (27,966)
   Class C ($0.10 and $0.215 per share, respectively)             (182,920)          (290,012)
Net realized gain:
   Class A ($0.00 and $0.11 per share, respectively)                    --           (881,443)
   Class B ($0.00 and $0..11 per share, respectively)                   --             (8,059)
   Class C ($0.00 and $0.11 per share, respectively)                    --            (86,909)
----------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $  (2,349,025)     $  (5,216,910)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $  10,290,791      $  39,865,570
Reinvestment of distributions                                    1,420,616          3,249,377
Cost of shares repurchased                                     (10,194,507)       (23,026,766)
----------------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     Fund share transactions                                 $   1,516,900      $  20,088,181
----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                     $  (2,331,869)     $  14,495,705
NET ASSETS:
Beginning of period                                            108,544,849         94,049,144
----------------------------------------------------------------------------------------------
End of period                                                $ 106,212,980      $ 108,544,849
----------------------------------------------------------------------------------------------
Undistributed net investment income                          $     885,940      $     960,154
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
20    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

                                  '08 Shares      '08 Amount       '07 Shares     '07 Amount
                                  (unaudited)     (unaudited)
Class A
Shares sold                           576,985     $6,935,818        2,678,403     $33,838,873
Reinvestment of distributions         115,028      1,356,215          251,413       3,142,454
Less shares repurchased              (699,905)    (8,352,459)      (1,642,086)    (20,545,659)
----------------------------------------------------------------------------------------------
   Net increase (decrease)             (7,892)    $  (60,426)       1,287,730     $16,435,668
----------------------------------------------------------------------------------------------
Class B
Shares sold                            14,699     $  175,158           25,170     $   315,513
Reinvestment of distributions             341          3,996              900          11,172
Less shares repurchased               (16,584)      (197,921)         (11,478)       (142,137)
----------------------------------------------------------------------------------------------
   Net increase (decrease)             (1,544)    $  (18,767)          14,592     $   184,548
----------------------------------------------------------------------------------------------
Class C
Shares sold                           269,576     $3,179,815          459,403     $ 5,711,184
Reinvestment of distributions           5,162         60,405            7,744          95,751
Less shares repurchased              (141,336)    (1,644,127)        (189,415)     (2,338,970)
----------------------------------------------------------------------------------------------
   Net increase                       133,402     $1,596,093          277,732     $ 3,467,965
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

          Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    21

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year           Year       Year       Year         Year
                                                           6/30/08      Ended          Ended      Ended      Ended        Ended
                                                           (Unaudited)  12/31/07       12/31/06   12/31/05   12/31/04(a)  12/31/03
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $  12.19     $   12.84      $  12.86   $  12.65   $  12.69     $  12.67
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:                               --
 Net investment income                                     $   0.26     $    0.50      $   0.42   $   0.45   $   0.53(b)  $   0.56
 Net realized and unrealized gain (loss) on investments       (0.41)        (0.52)         0.23       0.42       0.12         0.03
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  (0.15)    $   (0.02)     $   0.65   $   0.87   $   0.65     $   0.59
Distributions to shareowners:
 Net investment income                                        (0.27)        (0.52)        (0.52)     (0.53)     (0.53)       (0.53)
 Net realized gain                                               --         (0.11)        (0.15)     (0.13)     (0.16)       (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  (0.42)    $   (0.65)     $  (0.02)  $   0.21   $  (0.04)    $   0.02
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  11.77     $   12.19      $  12.84   $  12.86   $  12.65     $  12.69
------------------------------------------------------------------------------------------------------------------------------------
Total return*                                                 (1.24)%       (0.22)%        5.23%      6.94%      5.22%        4.79%
Ratio of net expenses to average net assets+                   0.86%**       0.86%**       0.86%      0.86%      0.86%        0.86%
Ratio of net investment income to average net assets+          4.35%**       4.12%**       4.19%      4.23%      4.21%        4.49%
Portfolio turnover rate                                          24%**         21%**         13%         7%        22%          19%
Net assets, end of period (in thousands)                   $ 94,199     $  97,704      $ 86,345   $ 10,186   $     87     $    741
Ratios with no waivers of fees and assumption of expenses
 by PIM and no reduction for fees paid indirectly:
 Net expenses                                                  0.96%**       0.95%**       1.03%      1.06%      1.04%        1.06%
 Net investment income                                         4.25%**       4.04%**       4.02%      4.03%      4.03%        4.29%
------------------------------------------------------------------------------------------------------------------------------------
Ratios with waiver of fees and assumption of expenses
 by PIM and reduction for fees paid indirectly:
 Net expenses                                                  0.86%**       0.86%**       0.86%      0.86%      1.04%        1.06%
 Net investment income                                         4.35%**       4.12%**       4.19%      4.23%      4.03%        4.29%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004. (b) Net investment income per share has been calculated using the average shares method.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. ** Annualized.

+    Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

22  Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year         Year       Year       Year          Year
                                                           6/30/08      Ended        Ended      Ended      Ended         Ended
                                                           (unaudited)  12/31/07     12/31/06   12/31/05   12/31/04 (a)  12/31/03
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $  12.12     $   12.77    $ 12.79    $  12.64    $   12.66     $  12.65
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.21     $    0.38    $  0.37    $   0.32    $    0.43(b)  $   0.47
 Net realized and unrealized gain (loss) on investments       (0.43)        (0.52)      0.17        0.36         0.14         0.02
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  (0.22)    $   (0.14)   $  0.54    $   0.68    $    0.57     $   0.49
Distributions to shareowners:
 Net investment income                                        (0.21)        (0.40)     (0.41)      (0.40)       (0.43)       (0.44)
 Net realized gain                                               --         (0.11)     (0.15)      (0.13)       (0.16)       (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  (0.43)    $   (0.65)   $ (0.02)   $   0.15    $   (0.02)    $   0.01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  11.69     $   12.12    $ 12.77    $  12.79    $   12.64     $  12.66
------------------------------------------------------------------------------------------------------------------------------------
Total return*                                                 (1.80)%       (1.13)%     4.36%       5.39%        4.62%        3.96%
Ratio of net expenses to average net assets+                   1.76%**       1.76%**    1.76%       1.78%        1.68%        1.61%
Ratio of net investment income to average net assets+          3.45%**       3.21%**    3.35%       3.40%        3.61%        3.74%
Portfolio turnover rate                                          24%**         21%**      13%          7%          22%          19%
Net assets, end of period (in thousands)                   $    856     $     906    $    769   $    411    $      10     $  1,021
Ratios with no waivers of fees and assumption of expenses
 by PIM and no reduction for fees paid indirectly:
 Net expenses                                                  1.85%**      1.78%**     1.94%       1.95%        1.88%        1.76%
Net investment income                                          3.37%**      3.21%**     3.17%       3.23%        3.41%        3.59%
------------------------------------------------------------------------------------------------------------------------------------
Ratios with waiver of fees and assumption of expenses
 by PIM and reduction for fees paid indirectly:
 Net expenses                                                  1.76%**       1.76%**    1.76%       1.78%        1.88%        1.76%
 Net investment income                                         3.45%**       3.21%**    3.35%       3.40%        3.41%        3.59%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004. (b) Net investment income per share has been calculated using the average shares method.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+    Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

            Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08  23

----------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended        Year         Year       Year       Year         10/01/03(c)
                                                          6/30/08      Ended        Ended      Ended      Ended        to
                                                          (unaudited)  12/31/07     12/31/06   12/31/05   12/31/04 (a) 12/31/03
----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                      $ 12.08      $12.73       $12.76      $12.63     $12.66       $12.55
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.19      $ 0.37       $ 0.34      $ 0.35     $ 0.43(b)    $ 0.14
 Net realized and unrealized gain (loss) on investments     (0.38)      (0.50)        0.21        0.34       0.13         0.09
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $ (0.19)     $(0.13)      $ 0.55      $ 0.69     $ 0.56       $ 0.23
Distributions to shareowners:
 Net investment income                                      (0.22)      (0.41)       (0.43)      (0.43)     (0.43)       (0.11)
 Distributions in excess of net investment income              --          --           --          --         --        (0.01)
 Net realized gain                                             --       (0.11)       (0.15)      (0.13)     (0.16)          --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $ (0.41)     $(0.65)      $(0.03)     $ 0.13     $(0.03)      $ 0.11
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 11.67      $12.08       $12.73      $12.76     $12.63       $12.66
----------------------------------------------------------------------------------------------------------------------------------
Total return*                                               (1.60)%     (1.07)%       4.39%       5.49%      4.54%        1.91%^
Ratio of net expenses to average net assets+                 1.69%**     1.68%**      1.76%       1.56%      1.61%        1.61%**
Ratio of net investment income to average net assets+        3.51%**     3.29%**      3.31%       3.50%      3.47%        4.60%**
Portfolio turnover rate                                        24%**       21%**        13%          7%        22%          19%
Net assets, end of period (in thousands)                  $11,156      $9,935       $6,935      $1,561     $   10       $  101
Ratios with no waivers of fees and assumption of expenses
 by PIM and no reduction for fees paid indirectly:
 Net expenses                                                1.69%**     1.68%**      1.76%      1.72%       2.06%        4.09%**
 Net investment income                                       3.51%**     3.29%**      3.31%      3.34%       3.02%        2.12%**
----------------------------------------------------------------------------------------------------------------------------------
Ratios with waiver of fees and assumption of expenses
 by PIM and reduction for fees paid indirectly:
 Net expenses                                                1.69%**     1.68%**      1.76%      1.56%       1.61%        1.61%**
 Net investment income                                       3.51%**     3.29%**      3.31%      3.50%       3.47%        4.60%**
----------------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. ^ Not annualized.

**   Annualized.

+    Ratios assuming no reduction for fees paid indirectly.

(a) Effective August 2, 2004, PIM because the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004. (b) Net investment income per share has been calculated using the average shares method.

(c)  Class C shares were first publicly offered on October 1, 2003.

The accompanying notes are an integral part of these financial statements.

24  Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

Notes To Financial Statements | 6/30/08 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer AMT-Free CA Municipal Fund (the Fund) is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

The Fund offers three classes of shares designated as Class A, Class B and Class C Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

Investing primarily in the securities issued by California and its municipalities makes the Fund more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

          Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    25

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. At June 30, 2008 there were no securities fair valued. Discount and premium on debt securities are accreted or amortized, respectively daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

26    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                            2007
--------------------------------------------------------------------------------
     Distributions paid from:
     Ordinary Income                                                  $  246,231
     Tax exempt income                                                 4,146,481
     Long-term capital gain                                              824,198
--------------------------------------------------------------------------------
        Total                                                         $5,126,910
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $5,053 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2008.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C shares can bear different transfer agent and distribution expense rates.

          Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    27

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.45% on assets between $250 million and $750 million and 0.40% on the excess of $750 million. For the six months ended June 30, 2008 the net management fee was equivalent to 0.50% of the average daily net assets.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.86%, 1.76% and 1.76% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2011 for Class A shares and through May 1, 2009 for Class B and Class C Shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $4,561 in management fees, administrative costs and certain other services payable to PIM at June 30, 2008.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $5,409 in transfer agent fees payable to PIMSS at June 30, 2008.

4.   Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays PFD a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $2,911 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of

28    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08
purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2008, CDSCs in the amount of $12,614 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2008, the Fund's expenses were reduced by $408 under such arrangements.

6.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

          Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    29

ADDITIONAL INFORMATION

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, and adjourned to June 19, 2008 with respect to certain proposals, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders (or, with respect to certain proposals, by shareholders of Pioneer Series Trust II, as noted below) follows:

------------------------------------------------------------------------------------------------------------
                                                                                              Broker
                                  For                  Withhold           Abstain             Non-Votes
------------------------------------------------------------------------------------------------------------
 Proposal 1 -- To elect Trustees*
  John F. Cogan, Jr.              156,369,740.387      3,561,606.853         39,820.833       0
  Daniel K. Kingsbury             156,839,674.820      3,091,672.420         39,820.833       0
  David R. Bock                   156,840,693.736      3,090,653.503         39,820.833       0
  Mary K. Bush                    156,811,976.049      3,119,371.190         39,820.833       0
  Benjamin M. Friedman            156,802,553.098      3,128,794.141         39,820.833       0
  Margaret B.W. Graham            156,836,838.949      3,094,508.290         39,820.833       0
  Thomas J. Perna                 156,920,826.461      3,010,520.778         39,820.833       0
  Marguerite A. Piret             156,849,211.156      3,082,136.083         39,820.833       0
  John Winthrop                   156,551,921.430      3,379,425.809         39,820.833       0
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                                              Broker
                                  For                  Against            Abstain             Non-Votes
------------------------------------------------------------------------------------------------------------
 Proposal 2 -- To approve an
 amendment to the
 Declaration of Trust*            144,690,303.783      6,167,718.766      1,531,022.525       7,582,123.000
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                                              Broker
                                  For                  Against            Abstain             Non-Votes
------------------------------------------------------------------------------------------------------------
 Proposal 3A -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing
 money                              4,096,413.371        343,679.492        182,196.191       1,275,154.000
 Proposal 3B -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                       4,049,354.472        383,236.354        189,698.228       1,275,154.000
 Proposal 3C -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending         4,080,382.814        365,892.072        176,014.168       1,275,154.000
 Proposal 3D -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to issuing
 senior securities                  4,138,175.402        312,129.777        171,983.875       1,275,154.000
 Proposal 3E -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to real estate     4,024,878.673        421,485.533        175,924.848       1,275,154.000
------------------------------------------------------------------------------------------------------------

30    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

------------------------------------------------------------------------------------------------------------
                                                                                              Broker
                                  For                    Against            Abstain           Non-Votes
------------------------------------------------------------------------------------------------------------
 Proposal 3F -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                       4,092,116.112         363,067.577        167,105.365       1,275,154.000
 Proposal 3G -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                     4,087,138.208         330,049.275        205,101.571       1,275,154.000
 Proposal 3H -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 diversification                   4,180,938.655         273,947.084        167,403.315       1,275,154.000
 Proposal 3I -- To approve
 the conversion of the Fund's
 investment objective from
 fundamental to
 non-fundamental                   4,013,527.641         437,509.717        171,251.696       1,275,154.000
------------------------------------------------------------------------------------------------------------

                                                                                              Broker
                                  For                    Against            Abstain           Non-Votes
 Proposal 4 -- To approve an
 Amended and Restated
 Management Agreement
 with PIM                           4,111,071.083        353,915.779        157,302.192       1,275,154.000
------------------------------------------------------------------------------------------------------------

                                                                                              Broker
                                  For                    Against            Abstain           Non-Votes
 Proposal 5 -- To approve
 a policy allowing the
 appointment of unaffiliated
 sub-advisers and
 amendments to sub-
 advisory agreements without
 shareholder approval               4,193,274.978        577,789.732        214,547.728       1,189,870.000
------------------------------------------------------------------------------------------------------------

* Proposals 1 and 2 were voted on and approved by all series of Pioneer Series Trust II. Results reported above reflect the combined votes of all series of the Trust.

          Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    31

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on June 19, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to

32    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2007 and in the first quintile of its Morningstar category for the three, five and ten year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by

          Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    33
the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

34    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

          Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08    35

Trustees, Officers and Service Providers

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Daniel K. Kingsbury, Executive
Mary K. Bush                              Vice President
Benjamin M. Friedman                    Mark E. Bradley, Treasurer
Margaret B.W. Graham                    Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

36    Pioneer AMT-Free CA Municipal Fund | Semiannual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.

P.O. Box 55014 Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: www.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------











                        Pioneer AMT-Free Municipal Fund
--------------------------------------------------------------------------------
                        Semiannual Report | June 30, 2008
--------------------------------------------------------------------------------





                        Ticker Symbols:
                        Class A   PBMFX
                        Class B   PBMUX
                        Class C   MNBCX
                        Class Y   PBYMX

[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        8

Prices and Distributions                                                 9

Performance Update                                                      10

Comparing Ongoing Fund Expenses                                         14

Schedule of Investments                                                 16

Financial Statements                                                    22

Notes To Financial Statements                                           30

Approval of Investment Advisory Agreement                               37

Trustees, Officers and Service Providers                                41


              Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June 2008 near earlier lows while Treasury bond prices ended June near end-of-year levels.

In the six-month period ending June 30, 2008, the Dow Jones Industrial Average fell 13%, the Standard & Poor's 500 Index fell 12% and the NASDAQ Composite Index fell 14%. The MSCI EAFE Developed Market Index of international stock markets fell 11%, and the MSCI Emerging Markets Index fell 12%.


2    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

In each case, the majority of the decline was concentrated in the month of June. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six month period, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


              Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

In the following interview, portfolio manager Stephen C. Bauer outlines the investment environment for tax-free bonds during the Fund's most recent semiannual period, Fund performance, his investment strategy and outlook going forward.

Q    How did the Fund perform during the most recent semiannual period?

A For the six months ended June 30, 2008, Pioneer AMT-Free Municipal Fund's Class A shares produced a -0.80% return at net asset value. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 0.02%, and the average return of the Lipper General Municipal Debt Funds Category was -0.76%. Lipper is an independent monitor of mutual fund performance.

Q Will you describe the investing environment for tax-exempt bonds during the time period?

A The past six months represented one of the most unusual periods we have witnessed in the municipal bond market in many years. The period was unique in terms of what caused volatility within the tax-exempt bond market, as well as how the closely-watched relationship between tax-exempt bonds and Treasury securities changed. Recent volatility in the municipal market actually originated in the subprime mortgage market, which has no obvious connection to municipals. However, a connection did arise from the severe financial difficulties in late 2007 and early 2008 for the three largest "monoline" insurers, FGIC, MBIA and AMBAC, which for decades have insured billions of dollars in municipal securities up to an AAA rating. FGIC, MBIA and AMBAC fell into financial distress because they also insure structured mortgage products, which, in turn, have been laid low by the subprime mortgage crisis. Though the subprime problems in no way affected the creditworthiness of most municipal bonds, monoline insurance companies' exposure to significant mortgage securities losses caused all three firms to lose their AAA ratings during the period. The loss of AAA status for FGIC, MBIA and AMBAC meant that the underlying credits for existing insured bonds had to be reevaluated by market watchers (which sparked price volatility), and that many fewer new bonds would come to market as AAA-insured issues.

     Another source of volatility during the period came from the activities of hedge fund managers, which we discussed in the last report to shareholders. Hedge funds, whose activities cannot be closely tracked because of a lack of disclosure requirements unique to those products, have nevertheless been a significant presence in the municipal market for more than 10 years. Many hedge funds managers have profited by borrowing large amounts at low


4 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08 short-term rates and investing the proceeds in higher-yielding long-term municipal bonds. However, in mid- to late February, many managers that engaged in such trades encountered a "perfect storm" that subjected them to margin calls from lenders and possible financial ruin. First, long-term interest rates increased and prices of hedge funds' (and others') long-term municipal bond holdings declined based on subprime fears and the ratings downgrades for monoline insurers outlined above. At the same time, hedge funds' borrowing costs rose dramatically, in part because of the freeze-up of the short-term auction-rate municipal market (as a long-term vehicle, your Fund did not participate in that market), which also had its origins in the subprime crisis. Because of the decline in value of their portfolios and a surge in borrowing costs, at the end of February many hedge fund managers were forced to sell billions of dollars of long-term bonds to meet margin calls. On February 29, in a rare scenario, these large sellers could find no buyers for their bonds, and the long-term municipal marketplace temporarily came to a halt in the midst of market uncertainty surrounding these huge forced sales of long-term municipal bonds.

     However, over the following weekend, private sale arrangements were made for billions of dollars of municipal bonds, and by Monday, March 3, the market embarked on a rally that lasted into mid-May. During late May, the tax-exempt market gave back some gains on investor concerns over additional monoline insurer ratings downgrades.

     Lastly, in late 2007 and early 2008, municipals significantly underperformed Treasuries, and the relationship between yields of tax-exempt bonds and Treasuries veered into uncharted territory. Typically, 30-year municipal bonds yield 80% to 90% of comparable Treasury bonds. However, based on (1) the "flight to quality" out of more risky taxable instruments, such as high-yield bonds, and into Treasuries over the past several months and (2) the retreat of municipal bond prices due in part to monoline insurer ratings downgrades, this ratio climbed to an unprecedented 115%, with municipals yielding significantly more than Treasuries. With the value of tax-exemption so severely discounted, many non-traditional buyers then entered our market and sparked a strong rally in March, April and June.

Q    Will you discuss your portfolio strategy during the period?

A As always, the principal portfolio strategy was to purchase and hold discounted long-term bonds, as these investments offer the highest yields in the municipal marketplace. We also believe that they offer the most attractive value over time.

     Because of the lack of AAA insurance on many new issues in recent months, high quality issuers have had to come to market with higher yields to attract investors. During the semiannual period the Fund focused on several of these opportunities, purchasing bonds with yield "spreads" over AAA bonds


              Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    5
     that were double or triple what they had been in recent years. The new purchases included hospital bonds in California (Statewide Communities Development Authority for Sutter Hospital, and St. Joseph Hospital), as well as Providence Hospital bonds from Washington State.

     Also, the Fund once again invested in 'gas prepay' bonds, most recently from the Public Authority for Colorado Energy. These bonds are engineered by Wall Street firms through arrangements with municipalities that sell natural gas directly to their residents, rather than through a utility. The arrangements enable natural gas to be purchased via long-term contracts in the futures market as a means to lock in a stable and typically lower-than-market price -- so that municipalities aren't being constantly forced to change natural gas rates to consumers in response to fluctuating commodity prices. Proceeds from the initial bond offering pay for the futures transaction, and principal and interest are later paid to bondholders through the municipalities' natural gas sales to consumers. The underwriter of the issue is its financial guarantor.

     Lastly, to help fund the purchase of long-term municipal bonds, the Fund sold several pre-refunded bonds. Pre-refunded bonds were formerly longer-term bonds that have been "called" for redemption by the issuer, with their original time to maturity shortened considerably. Because the municipal yield curve is so steep at present (with long-term bonds yielding considerably more than short-term issues), the strategy has been particularly attractive, and we believe it will contribute significantly to performance going forward.

     As of the close of the period, 22% of the Fund's portfolio was rated AAA or the equivalent. In addition, the Fund is broadly diversified among 26 states and the District of Columbia.

Q What were the largest contributors to and detractors from Fund performance in the first half of 2008?

A In a difficult market, short-term issues in the form of pre-refunded municipal bonds were the strongest contributors to performance over the period. Two examples were New York State Dormitory Authority bonds and Grand Forks (North Dakota) municipals, both pre-refunded to shorter call dates. The largest individual detractor from performance came from Main Street Natural Gas bonds due to rising long-term rates, downward price pressure from new gas-supply issues and a credit downgrade of Merrill Lynch, the guarantor of the bonds' forward contract.

Q    What is your outlook going forward?

A The prospects for the U.S. economy continue to be uncertain. While the Fed has expressed concern about spiking commodity prices and resurgent inflation -- and has halted its string of interest rate cuts -- it is clear that worries


6 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08 over the length and breadth of a possible economic recession make Fed officials reluctant to raise interest rates now. We believe that the Fed will take some time to monitor economic signals before it considers a short-term interest rate hike. In addition, though equity markets have been extremely jittery about oil price increases and inflation, we find the bond market's recent unconcern about inflation surprising. The hope is that the Fed will act quickly if signals pointing to resurgent inflation become more acute.

     Though many believe that the recent credit crunch reached a bottom on March 17, 2008, with the near collapse of the venerable Wall Street firm Bear Stearns, regional banks with underperforming construction loans could become the next trouble spot for the markets. We will continue to look for opportunities to purchase attractively priced bonds from solid issuers over the coming months, especially at times of market uncertainty.

     We believe that Pioneer AMT-Free Municipal Fund continues to be a suitable vehicle for long-term investors seeking high income free from federal taxes.

When interest rates rise, the prices of fixed-income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


              Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    7

Portfolio Summary | 6/30/08

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

AAA                                                                     44.6%
AA                                                                      16.7%
A                                                                       14.0%
BBB                                                                     17.1%
BB & Lower                                                               5.7%
Commercial Paper                                                         1.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

Insured                                                                 39.3%
Health                                                                  16.6%
Escrowed                                                                11.8%
Various Revenues                                                         9.0%
Power                                                                    7.0%
Water & Sewer                                                            4.6%
Transportation                                                           4.5%
General Obligation                                                       2.5%
Reserves                                                                 1.9%
Education                                                                1.6%
Housing                                                                  1.2%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)



 1.    San Joaquin Hills Transportation Corridor Agency, 5.0%, 1/1/33      4.51%
 2.    Massachusetts State Housing Finance Agency, 5.4%, 12/1/28           4.35
 3.    Indianapolis State Development Finance Authority, 5.6%, 12/1/32     3.87
 4.    Piedmont Municipal Power Agency, 5.25%, 1/1/21                      3.20
 5.    Dallas County Texas Utility & Reclamation, 5.375%, 2/15/29          3.15
 6.    California State, 4.25%, 8/1/33                                     2.93
 7.    West Virginia State Hospital Finance Authority, 6.75%, 9/1/30       2.80
 8.    North Carolina Eastern Municipal Power, 6.0%, 1/1/22                2.78
 9.    Public Authority For Colorado Energy, 6.5%, 11/15/38                2.59
10.    Illinois Educational Facilities Authority, 6.25%, 5/1/30            2.36

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

Prices and Distributions | 6/30/08

Net Asset Value Per Share
--------------------------------------------------------------------------------

      Class                     6/30/08                 12/31/07
        A                       $ 13.10                 $ 13.50
--------------------------------------------------------------------------------
        B                       $ 13.01                 $ 13.41
--------------------------------------------------------------------------------
        C                       $ 13.01                 $ 13.42
--------------------------------------------------------------------------------
        Y                       $ 13.08                 $ 13.48
--------------------------------------------------------------------------------

Distributions Per Share: 1/1/08-6/30/08
--------------------------------------------------------------------------------

                   Net Investment        Short-Term        Long-Term
      Class            Income          Capital Gains     Capital Gains
        A            $ 0.2910              $ --              $ --
--------------------------------------------------------------------------------
        B            $ 0.2311              $ --              $ --
--------------------------------------------------------------------------------
        C            $ 0.2394              $ --              $ --
--------------------------------------------------------------------------------
        Y            $ 0.3103              $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 10-13.


              Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    9

Performance Update | 6/30/08                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.


Average Annual Total Returns
(As of June 30, 2008)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
 10 Years                                4.56%           3.97%
 5 Years                                 3.40            2.46
 1 Year                                  0.97           -3.59
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2008)
------------------------------------------------------------------
                                        Gross             Net
------------------------------------------------------------------
                                         0.85%           0.82%
------------------------------------------------------------------

[The following is represented by a line chart in the printed material.]

Value of $10,000 Investment

                        Pioneer AMT-Free              Lehman Brothers
                         Municipal Bond             Municipal Bond Index
6/98                          9,550                        10,000
                              9,539                        10,276
6/00                          9,605                        10,610
                             10,646                        11,669
6/02                         11,310                        12,476
                             12,492                        13,567
6/04                         12,508                        13,670
                             13,819                        14,796
6/06                         13,980                        14,927
                             14,624                        15,628
6/08                         14,766                        16,133

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. If all the expenses of the Fund were reflected, the performance would be lower. The performance of Class A shares of the Fund includes the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.


Average Annual Total Returns
(As of June 30, 2008)
---------------------------------------------------------------
                                          If           If
Period                                    Held         Redeemed
---------------------------------------------------------------
10 Years                                  3.75%         3.75%
5 Years                                   2.56          2.56
1 Year                                    0.01         -3.79
---------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2008)
---------------------------------------------------------------
                                         Gross           Net
---------------------------------------------------------------
                                          1.78%         1.72%
---------------------------------------------------------------

[The following is represented by a line chart in the printed material.]

Value of $10,000 Investment

                        Pioneer AMT-Free              Lehman Brothers
                         Municipal Bond             Municipal Bond Index
6/98                        10,000                         10,000
                            10,035                         10,276
6/00                        10,022                         10,610
                            11,040                         11,669
6/02                        11,629                         12,476
                            12,739                         13,567
6/04                        12,657                         13,670
                            13,869                         14,796
6/06                        13,941                         14,927
                            14,450                         15,628
6/08                        14,453                         16,133

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. If all the expenses of the Fund were reflected, the performance would be lower. The performance of Class B shares of the Fund includes the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    11

Performance Update | 6/30/08                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.


Average Annual Total Returns
(As of June 30, 2008)
------------------------------------------------------------
                                          If        If
Period                                    Held      Redeemed
------------------------------------------------------------
 Life-of-Class
 (10/1/03)                                2.85%       2.85%
 1 Year                                   0.19        0.19
------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2008)
------------------------------------------------------------
                                      Gross         Net
------------------------------------------------------------
                                          1.58%       1.58%
------------------------------------------------------------

[The following is represented by a line chart in the printed material.]

Value of $10,000 Investment

                        Pioneer AMT-Free              Lehman Brothers
                         Municipal Bond             Municipal Bond Index
10/03                       10,000                        10,000
6/04                        10,061                        10,119
6/05                        10,992                        10,952
6/06                        11,049                        11,049
6/07                        11,474                        11,568
6/08                        11,496                        11,942

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. If all the expenses of the Pioneer fund were reflected, the performance would be lower. The performance of Class C shares of the Fund includes the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.


Average Annual Total Returns
(As of June 30, 2008)
------------------------------------------------------------
                                          If        If
Period                                    Held      Redeemed
------------------------------------------------------------
 10 Years                                 4.61%       4.61%
 5 Years                                  3.49        3.49
 1 Year                                   1.25        1.25
------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2008)
------------------------------------------------------------
                                      Gross         Net
------------------------------------------------------------
                                          0.54%       0.54%
------------------------------------------------------------

[The following is represented by a line chart in the printed material.]

Value of $10,000 Investment

                        Pioneer AMT-Free              Lehman Brothers
                         Municipal Bond             Municipal Bond Index
6/98                        10,000                        10,000
                            10,095                        10,276
6/00                        10,165                        10,610
                            11,267                        11,669
6/02                        11,970                        12,476
                            13,220                        13,567
6/04                        13,237                        13,670
                            14,625                        14,796
6/06                        14,795                        14,927
                            15,503                        15,628
6/08                        15,697                        16,133

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares on November 10, 2006, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to its inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. The performance of Class Y shares of the Fund includes the net asset value performance of the predecessor fund's Class A shares prior to the reorganization, which has not been restated to reflect differences in expenses, including 12b-1 fees applicable to Class A shares. If all the expenses of the Pioneer Fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on actual returns from January 1, 2008 through June 30, 2008.


 Share Class                  A                B                C                Y
----------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value On 1/1/08
----------------------------------------------------------------------------------------
 Ending Account          $   992.00       $   987.40       $   987.30       $   993.50
 Value On 6/30/08
----------------------------------------------------------------------------------------
 Expenses Paid           $     4.06       $     8.50       $     8.10       $     2.83
 During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.72%, 1.64% and 0.57%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


14    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2008 through June 30, 2008.


 Share Class                  A                B                C                Y
----------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value On 1/1/08
----------------------------------------------------------------------------------------
 Ending Account          $ 1,020.79       $ 1,016.31       $ 1,016.71       $ 1,022.03
 Value On 6/30/08
----------------------------------------------------------------------------------------
 Expenses Paid           $     4.12       $     8.62       $     8.22       $     2.87
 During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.72%, 1.64%, and 0.57%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    15

Schedule of Investments | 6/30/08 (unaudited)


Principal      S&P/Moody's
Amount         Ratings                                                              Value
                             MUNICIPAL BONDS -- 97.1%
                             Alabama -- 1.4%
$ 5,000,000       AA/Aa3     Alabama Drinking Water Finance Authority,
                             4.0%, 8/15/28                                          $  4,239,900
  3,000,000       AA/Aa3     Birmingham Alabama Waterworks & Sewer,
                             4.375%, 1/1/32                                            2,707,890
                                                                                    ------------
                                                                                    $  6,947,790
------------------------------------------------------------------------------------------------
                             Arizona -- 3.6%
  6,300,000       AA/Aa3     Arizona Board Regents Certificates Partnerships,
                             4.0%, 6/1/31                                           $  5,430,600
  7,155,000       AA/Aa3     Maricopa County Arizona High School District,
                             3.5%, 7/1/25                                              6,097,205
  7,310,000       AAA/Aa1    Tempe Arizona, 3.5%, 7/1/26                               6,228,412
                                                                                    ------------
                                                                                    $ 17,756,217
------------------------------------------------------------------------------------------------
                             California -- 16.6%
  2,000,000      BBB-/Baa2   California Municipal Finance Agency, 5.25%, 2/1/37     $  1,793,520
  9,325,000       AA-/Aa2    California State Department of Veteran Affairs,
                             4.75%, 12/1/25                                            9,119,291
 16,000,000        AA/A1     California State, 4.25%, 8/1/33                          13,802,240
  6,000,000       AA-/Aa3    California Statewide, 5.75%, 7/1/47                       6,151,800
  6,000,000        A+/NR     California Statewide Communities Development
                             Authority, 5.0%, 3/1/41                                   5,624,340
  7,500,000       AA-/Aa3    California Statewide Community, 5.25%, 11/15/48           7,289,025
  3,000,000        A-/NR     Los Angeles County Sanitation Districts Financing
                             Authority Revenue, 4.5%, 10/1/35                          2,651,850
  1,680,000        AA/A2     Madera California Public, 4.375%, 3/1/31                  1,523,626
  1,285,000        NR/A2     Northern California Power Agency, 5.0%, 7/1/09            1,298,814
 25,000,000       BB-/Ba2    San Joaquin Hills Transportation Corridor Agency,
                             5.0%, 1/1/33                                             21,217,250
 10,865,000        A-/A3     San Jose California Redevelopment Agency Tax,
                             4.9%, 8/1/33                                             10,103,038
                                                                                    ------------
                                                                                    $ 80,574,794
------------------------------------------------------------------------------------------------
                             Colorado -- 5.5%
  6,555,000        A-/A3     Colorado Springs Colorado Hospital Revenue,
                             6.375%, 12/15/30                                       $  6,764,367
  8,220,000       AAA/Aaa    Colorado Water & Power Development Authority,
                             4.375%, 8/1/35                                            7,456,198
 12,500,000        A/A1      Public Authority for Colorado Energy, 6.5%, 11/15/38     12,207,750
                                                                                    ------------
                                                                                    $ 26,428,315
------------------------------------------------------------------------------------------------
                             District of Columbia -- 1.4%
  8,000,000        NR/A2     District of Columbia, 4.25%, 6/1/37                    $  6,858,720
                                                                                    ------------
                                                                                    $  6,858,720
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

Principal      S&P/Moody's
Amount         Ratings                                                                   Value
                              Florida -- 4.2%
$ 1,000,000        A-/A2      Brevard County Florida Health, 5.0%, 4/1/34                $    918,610
  8,000,000       AA/Aa1      Escambia County Florida Health Facilities,
                              5.25%, 11/15/32                                               8,021,760
  1,000,000       AA+/NR      Florida State Department Children and Families
                              Certificates, 5.0%, 10/1/25                                   1,009,010
  1,000,000        NR/A3      Hillsborough County Florida, 5.25%, 10/1/24                     997,750
  1,000,000        A-/A3      Lee County Transportation Facilities Revenue,
                              5.0%, 10/1/35                                                   927,070
  7,500,000       NR/Baa2     Tallahassee Florida Health, 6.375%, 12/1/30                   7,568,700
  1,000,000        AA/A2      Village Center Community Development Florida,
                              5.0%, 11/1/32                                                 1,000,850
                                                                                         ------------
                                                                                         $ 20,443,750
-----------------------------------------------------------------------------------------------------
                              Georgia -- 2.9%
  5,000,000        A/A1       Main Street Natural Gas, Inc., Georgia, 5.5%, 9/15/28      $  4,400,600
 10,000,000        A/A1       Main Street Natural Gas, Inc., Georgia,
                              6.375%, 7/15/38                                               9,594,000
                                                                                         ------------
                                                                                         $ 13,994,600
-----------------------------------------------------------------------------------------------------
                              Illinois -- 7.6%
  9,000,000       AA-/Aa3     Chicago Illinois, 5.5%, 1/1/35                             $  9,108,810
 10,000,000       NR/Aaa      Illinois Educational Facilities Authority, 6.25%, 5/1/30     11,109,200
 10,000,000       AAA/A1      Metropolitan Pier & Expo, 5.25%, 6/15/42                     10,120,600
  5,000,000       AAA/Aaa     Metropolitan Pier & Expo, 7.0%, 7/1/26                        6,274,600
                                                                                         ------------
                                                                                         $ 36,613,210
-----------------------------------------------------------------------------------------------------
                              Indiana -- 5.2%
  5,000,000        A+/A2      Indiana Health & Educational Facility Authority,
                              4.75%, 2/15/34                                             $  4,369,850
 19,000,000      BBB+/Baa1    Indianapolis State Development Finance Authority,
                              5.6%, 12/1/32                                                18,195,350
  2,500,000        AA/A2      St. Joseph County Indiana Authority, 4.5%, 8/15/18            2,479,425
                                                                                         ------------
                                                                                         $ 25,044,625
-----------------------------------------------------------------------------------------------------
                              Kentucky -- 0.1%
    435,000        NR/NR      Kentucky Economic Development Finance,
                              6.625%, 10/1/28                                            $    454,301
                                                                                         ------------
                                                                                         $    454,301
-----------------------------------------------------------------------------------------------------
                              Louisiana -- 0.9%
  5,000,000       AA-/Aa3     Louisiana State Gas & Fuels Tax, 4.5%, 5/1/41              $  4,502,000
                                                                                         ------------
                                                                                         $  4,502,000
-----------------------------------------------------------------------------------------------------
                              Massachusetts -- 5.1%
 20,000,000        AA/A2      Massachusetts State Housing Finance Agency,
                              5.4%, 12/1/28                                              $ 20,489,000
  5,000,000       AA/Aa2      Massachusetts State Water Authority, 4.0%, 8/1/46             4,093,400
                                                                                         ------------
                                                                                         $ 24,582,400
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    17

Principal      S&P/Moody's
Amount         Ratings                                                                 Value
                              Maryland -- 1.1%
$ 3,400,000        AA/NR      Baltimore Maryland Project Revenue, 5.0%, 7/1/24         $  3,592,746
  1,865,000        AA/NR      Baltimore Maryland Project Revenue, 5.0%, 7/1/24            1,910,525
                                                                                       ------------
                                                                                       $  5,503,271
---------------------------------------------------------------------------------------------------
                              Michigan -- 1.0%
  5,000,000       AA/Aa1      Michigan State Hospital Finance Authority, 5.5%, 11/15   $  5,058,000
                                                                                       ------------
                                                                                       $  5,058,000
---------------------------------------------------------------------------------------------------
                              Minnesota -- 1.1%
  5,000,000       AAA/A2      Minnesota Health Care Revenue, 5.75%, 11/15/32           $  5,455,650
                                                                                       ------------
                                                                                       $  5,455,650
---------------------------------------------------------------------------------------------------
                              Montana -- 0.6%
  2,785,000       AA/Aa3      Forsyth Montana Pollution Control Revenue,
                              5.0%, 3/1/31                                             $  2,722,003
                                                                                       ------------
                                                                                       $  2,722,003
---------------------------------------------------------------------------------------------------
                              North Carolina -- 2.7%
 12,000,000      BBB/Baa1     North Carolina Eastern Municipal Power, 6.0%, 1/1/22     $ 13,069,320
                                                                                       ------------
                                                                                       $ 13,069,320
---------------------------------------------------------------------------------------------------
                              North Dakota -- 0.7%
  3,000,000       NR/Baa2     Grand Forks North Dakota Health Care Systems,
                              7.125%, 8/15/24                                          $  3,286,170
                                                                                       ------------
                                                                                       $  3,286,170
---------------------------------------------------------------------------------------------------
                              New York -- 4.9%
  3,820,000       AAA/A1      Metropolitan Transportation Authority New York,
                              4.75%, 4/1/28                                            $  4,099,280
 10,000,000       AAA/Aaa     New York City Municipal Finance Water & Sewer Systems
                              Revenue, 4.25%, 6/15/39                                     8,969,700
  1,425,000       AA-/A1      New York State Dormitory Authority Revenue,
                              7.5%, 5/15/11                                               1,522,271
  1,295,000       AA-/A1      New York State Dormitory Authority Revenue,
                              7.5%, 5/15/11                                               1,433,669
  5,250,000       AA-/A1      New York State Dormitory Authority Revenue,
                              7.5%, 5/15/13                                               6,155,153
  1,500,000       AA-/Aa3     Port Authority of NY & NJ, Ninety Third Series,
                              6.125%, 6/1/94                                              1,683,660
                                                                                       ------------
                                                                                       $ 23,863,733
---------------------------------------------------------------------------------------------------
                              Oklahoma -- 1.3%
  5,590,000        AA/A2      McGee Creek Authority Water Revenue, 6.0%, 1/1/23        $  6,264,601
                                                                                       ------------
                                                                                       $  6,264,601
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

Principal       S&P/Moody's
Amount          Ratings                                                                Value
                               Pennsylvania -- 5.7%
$ 10,000,000       A-/Baa1     Lehigh County Pennsylvania Industrial Development
                               Authority Pollution Control, 4.75%, 2/15/27             $  9,501,000
   5,000,000      BBB+/Baa1    Northampton County Pennsylvania General Purpose
                               Authority Revenue, 5.5%, 8/15/40                           4,824,500
   5,000,000       AA-/Aa3     Pennsylvania State Higher Education, 6.0%, 1/15/31         5,260,950
   6,000,000       AA/Aa2      Philadelphia Pennsylvania Hospital, 4.5%, 7/1/37           5,406,000
   3,000,000        A/A3       Southeastern Pennsylvania Transportation Authority
                               Pennsylvania, 4.75%, 3/1/29                                2,819,160
                                                                                       ------------
                                                                                       $ 27,811,610
---------------------------------------------------------------------------------------------------
                               Puerto Rico -- 1.0%
   5,000,000        A+/A1      Puerto Rico Sales Tax Financing, 5.25%, 8/1/57          $  4,913,300
                                                                                       ------------
                                                                                       $  4,913,300
---------------------------------------------------------------------------------------------------
                               South Carolina -- 6.0%
   1,000,000        A/A2       Dorchester, South Carolina County School District,
                               5.25%, 12/1/29                                          $    983,540
  15,000,000      BBB/Baa1     Piedmont Municipal Power Agency, 5.25%, 1/1/21            15,066,150
   5,000,000       AAA/Aaa     Scago Educational Facilities Corp. for School Project,
                               4.375%, 12/1/31                                            4,516,450
   7,500,000        NR/NR      South Carolina Jobs Economic Development Authority,
                               7.375%, 12/15/21                                           8,425,875
                                                                                       ------------
                                                                                       $ 28,992,015
---------------------------------------------------------------------------------------------------
                               Tennessee -- 1.9%
  10,000,000        NR/NR      Sumner County Tennessee Health Educational,
                               5.5%, 11/1/46                                           $  8,973,400
                                                                                       ------------
                                                                                       $  8,973,400
---------------------------------------------------------------------------------------------------
                               Texas -- 4.8%
   4,475,000       AAA/Aaa     Crowley Texas Independent School District,
                               3.5%, 8/1/36                                            $  3,417,692
  15,000,000       AA/Aa3      Dallas County Texas Utilities & Reclamation,
                               5.375%, 2/15/29                                           14,805,750
   5,000,000       AA/Aa1      San Antonio Texas Electricity & Gas, Series A,
                               4.5%, 2/1/21                                               5,000,350
                                                                                       ------------
                                                                                       $ 23,223,792
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    19

 Principal      S&P/Moody's
Amount         Ratings                                                          Value
                              Washington -- 6.4%
$ 5,755,000       AA/Aa3      Centralia Washington Electric Revenue,
                              4.25%, 12/1/26                                   $  5,258,574
  4,000,000       AA-/A1      King County Washington Public Hospital,
                              5.25%, 12/1/37                                      4,021,320
  2,987,000       AAA/NR      Seattle, Washington Housing Authority,
                              6.6%, 8/20/38                                       3,022,396
  6,290,000        NR/NR      Vancouver Washington Housing Authority,
                              5.65%, 3/1/31                                       5,855,298
  7,750,000       AAA/Aaa     Washington State, 4.5%, 7/1/23                      7,724,890
  5,000,000       AAA/Aaa     Washington State Health Care Facilities,
                              5.25%, 10/1/33                                      5,058,950
                                                                               ------------
                                                                               $ 30,941,428
-------------------------------------------------------------------------------------------
                              West Virginia -- 3.4%
 12,055,000        NR/A2      West Virginia State Hospital Finance Authority,
                              6.75%, 9/1/30                                    $ 13,161,524
  2,945,000        NR/A2      West Virginia State Hospital Finance Authority,
                              6.75%, 9/1/30                                       3,215,322
                                                                               ------------
                                                                               $ 16,376,846
-------------------------------------------------------------------------------------------
                              TOTAL MUNICIPAL BONDS
                              (Cost $463,256,191)                              $470,655,861
-------------------------------------------------------------------------------------------
                              TAX EXEMPT MONEY MARKET MUTUAL FUND -- 0.8%
  3,800,000                   Blackrock Liquidity Funds MuniFund Portfolio     $  3,800,000
-------------------------------------------------------------------------------------------
                              TOTAL TAX EXEMPT MONEY MARKET MUTUAL FUND
                              (Cost $3,800,000)                                $  3,800,000
-------------------------------------------------------------------------------------------
                              TOTAL INVESTMENT IN SECURITIES -- 97.9%
                              (Cost $467,056,191)                              $474,455,861
-------------------------------------------------------------------------------------------
                              OTHER ASSETS AND LIABILITIES -- 2.1%             $ 10,365,983
-------------------------------------------------------------------------------------------
                              TOTAL NET ASSETS -- 100%                         $484,821,848
-------------------------------------------------------------------------------------------

(a) At June 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $463,175,881 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $23,705,604
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (12,425,624)
                                                                                   -----------
       Net unrealized gain                                                         $11,279,980
                                                                                   -----------

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2008 aggregated $72,191,697 and $61,923,103, respectively.


The accompanying notes are an integral part of these financial statements.

20    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

                                                                       Other
                                                     Investments     Financial
 Valuation Inputs                                  in Securities     Instruments*
---------------------------------------------------------------------------------
 Level 1 - Quoted Prices                           $         --           $--
 Level 2 - Other Significant Observable Inputs      474,455,861            --
 Level 3 - Significant Unobservable Inputs                   --            --
---------------------------------------------------------------------------------
 Total                                             $474,455,861           $--
---------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    21

Statement of Assets and Liabilities | 6/30/08 (unaudited)


ASSETS:
  Investment in securities (cost $467,056,191)           $474,455,861
  Cash                                                      1,908,508
  Receivables -
   Investment securities sold                               2,265,000
   Fund shares sold                                           326,725
   Interest                                                 6,700,476
   Due from Pioneer Investment Management, Inc.                 6,839
  Other                                                        38,094
---------------------------------------------------------------------
     Total assets                                        $485,701,503
---------------------------------------------------------------------
LIABILITIES:
  Payables -
   Fund shares repurchased                               $     95,869
   Dividends                                                  668,397
  Due to affiliates                                            51,659
  Accrued expenses                                             63,730
---------------------------------------------------------------------
     Total liabilities                                   $    879,655
---------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                        $472,358,527
  Undistributed net investment income                       4,107,506
  Accumulated net realized gain on investments                956,145
  Net unrealized gain on investments                        7,399,670
---------------------------------------------------------------------
     Total net assets                                    $484,821,848
---------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $437,904,632/33,424,909 shares)      $      13.10
  Class B (based on $6,525,498/501,646 shares)           $      13.01
  Class C (based on $15,174,806/1,165,962 shares)        $      13.01
  Class Y (based on $25,216,912/1,927,988 shares)        $      13.08
MAXIMUM OFFERING PRICE:
  Class A ($13.10 [divided by] 95.5%)                    $      13.72
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

Statement of Operations (unaudited)

For the Six Months Ended 6/30/08



INVESTMENT INCOME:
  Interest                                                                  $ 12,825,898
----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $1,154,508
  Transfer agent fees and expenses
   Class A                                                     109,262
   Class B                                                       5,543
   Class C                                                       4,981
   Class Y                                                         207
  Distribution fees
   Class A                                                     548,089
   Class B                                                      33,727
   Class C                                                      70,906
  Administrative fees                                           54,617
  Custodian fees                                                 5,480
  Registration fees                                             27,511
  Professional fees                                             42,447
  Printing expense                                              20,495
  Fees and expenses of nonaffiliated trustees                    6,052
  Miscellaneous                                                 65,284
----------------------------------------------------------------------------------------
     Total expenses                                                         $  2,149,109
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                               (98,672)
     Less fees paid indirectly                                                    (2,098)
----------------------------------------------------------------------------------------
     Net expenses                                                           $  2,048,339
----------------------------------------------------------------------------------------
       Net investment income                                                $ 10,777,559
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                          $  2,379,343
----------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                              $(17,671,681)
----------------------------------------------------------------------------------------
  Net loss on investments                                                   $(15,292,338)
----------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                      $ (4,514,779)
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    23

Statement of Changes in Net Assets

For the Six Months Ended 6/30/08 and the Year Ended 12/31/07, respectively

                                                           Six Months Ended
                                                           6/30/08            Year Ended
                                                           (unaudited)        12/31/07
FROM OPERATIONS:
Net investment income                                      $  10,777,559      $ 22,308,031
Net realized gain on investments                               2,379,343         5,628,317
Change in net unrealized gain on investments                 (17,671,681)      (21,106,304)
------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       $  (4,514,779)     $  6,830,044
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.29 and $0.61 per share, respectively)       $  (9,674,069)     $(20,186,172)
   Class B ($0.23 and $0.49 per share, respectively)            (118,572)         (235,944)
   Class C ($0.24 and $0.50 per share, respectively)            (256,862)         (357,021)
   Class Y ($0.31 and $0.64 per share, respectively)            (560,064)       (1,187,622)
Net realized gain:
   Class A ($0.00 and $0.20 per share, respectively)                  --        (6,435,709)
   Class B ($0.00 and $0.20 per share, respectively)                  --           (93,464)
   Class C ($0.00 and $0.20 per share, respectively)                  --          (181,030)
   Class Y ($0.00 and $0.20 per share, respectively)                  --          (321,998)
------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $ (10,609,567)     $(28,998,960)
------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  35,933,771      $ 54,924,560
Reinvestment of distributions                                  6,540,058        18,570,687
Cost of shares repurchased                                   (36,435,152)      (69,314,733)
------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                    $   6,038,677      $  4,180,514
------------------------------------------------------------------------------------------
   Net decrease in net assets                              $  (9,085,669)     $(17,988,402)
NET ASSETS:
Beginning of period                                          493,907,517       511,895,919
------------------------------------------------------------------------------------------
End of period                                              $ 484,821,848      $493,907,517
------------------------------------------------------------------------------------------
Undistributed net investment income                        $   4,107,506      $  3,939,514
------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

24    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

                                     '08 Shares     '08 Amount           '07 Shares      '07 Amount
                                    (unaudited)    (unaudited)
Class A
Shares sold                          2,034,646     $27,205,749            2,864,230     $39,598,214
Reinvestment of distributions          482,210       6,347,075            1,318,760      18,141,243
Less shares repurchased             (2,508,946)    (33,158,882)          (4,147,935)    (57,309,060)
----------------------------------------------------------------------------------------------------
   Net increase                          7,910     $   393,942               35,055     $   430,397
----------------------------------------------------------------------------------------------------
Class B
Shares sold                             67,909     $   909,570              185,507     $ 2,547,320
Reinvestment of distributions            4,364          57,016               10,578         144,393
Less shares repurchased                (72,970)       (959,788)            (137,806)     (1,877,625)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)                (697)    $     6,798               58,279     $   814,088
----------------------------------------------------------------------------------------------------
Class C
Shares sold                            328,820     $ 4,379,010              703,468     $ 9,677,444
Reinvestment of distributions            9,612         125,759               19,974         271,653
Less shares repurchased               (113,168)     (1,487,004)            (203,062)     (2,768,340)
----------------------------------------------------------------------------------------------------
   Net increase                        225,264     $ 3,017,765              520,380     $ 7,180,757
----------------------------------------------------------------------------------------------------
Class Y
Shares sold                            259,296     $ 3,439,442              226,691     $ 3,101,582
Reinvestment of distributions              777          10,208                  985           13398
Less shares repurchased                (62,334)       (829,478)            (533,236)     (7,359,708)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)             197,739     $ 2,620,172             (305,560)    $(4,244,728)
----------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    25

Financial Highlights

                                                                             Six Months Ended   Year
                                                                             6/30/08            Ended
                                                                             (unaudited)        12/31/07
Class A
Net asset value, beginning of period                                           $  13.50         $  14.11
--------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                         $   0.30         $   0.62
 Net realized and unrealized gain (loss) on investments                           (0.41)           (0.42)
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                           $  (0.11)        $   0.20
Distributions to shareowners:
 Net investment income                                                            (0.29)           (0.61)
 Net realized gain                                                                   --            (0.20)
--------------------------------------------------------------------------------------------------------
Net decrease in net asset value                                                $  (0.40)        $  (0.61)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $  13.10         $  13.50
--------------------------------------------------------------------------------------------------------
Total return*                                                                     (0.80)%           1.40%
Ratio of net expenses to average net assets+                                       0.82%**          0.82%
Ratio of net investment income to average net assets+                              4.46%**          4.45%
Portfolio turnover rate                                                              27%**            18%
Net assets, end of period (in thousands)                                       $437,905         $451,219
Ratios with no waiver of fees by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                                      0.86%**          0.85%
 Net investment income                                                             4.42%**          4.42%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      0.82%**          0.82%
 Net investment income                                                             4.46%**          4.45%
--------------------------------------------------------------------------------------------------------


                                                                            Year         Year        Year            Year
                                                                            Ended        Ended       Ended           Ended
                                                                            12/31/06     12/31/05    12/31/04(a)     12/31/03
Class A
Net asset value, beginning of period                                        $  14.13      $ 14.38     $   14.45      $  14.46
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                      $   0.53     $   0.54     $    0.61(b)   $   0.66
 Net realized and unrealized gain (loss) on investments                         0.18         0.14          0.14          0.13
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                        $   0.71     $   0.68     $    0.75      $   0.79
Distributions to shareowners:
 Net investment income                                                         (0.61)       (0.64)        (0.60)        (0.63)
 Net realized gain                                                             (0.12)       (0.29)        (0.22)        (0.17)
-----------------------------------------------------------------------------------------------------------------------------
Net decrease in net asset value                                             $  (0.02)    $  (0.25)    $   (0.07)     $  (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $  14.11     $  14.13     $   14.38      $  14.45
-----------------------------------------------------------------------------------------------------------------------------
Total return*                                                                   5.20%        4.81%         5.40%         5.66%
Ratio of net expenses to average net assets+                                    0.86%        0.87%         0.91%         0.87%
Ratio of net investment income to average net assets+                           4.48%        4.42%         4.25%         4.58%
Portfolio turnover rate                                                            8%          12%            7%           20%
Net assets, end of period (in thousands)                                    $471,084     $ 16,033     $     227      $  6,538
Ratios with no waiver of fees by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                                   0.96%        1.16%         0.91%         0.87%
 Net investment income                                                          4.38%        4.13%         4.25%         4.58%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.86%        0.87%         0.91%         0.87%
 Net investment income                                                          4.48%        4.42%         4.25%         4.58%
-----------------------------------------------------------------------------------------------------------------------------

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26  Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

--------------------------------------------------------------------------------------------------------------
                                                                                 Six Months Ended   Year
                                                                                 6/30/08            Ended
                                                                                 (unaudited)        12/31/07
--------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                             $  13.41           $  14.03
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                           $   0.23           $   0.48
 Net realized and unrealized gain (loss) on investments                             (0.40)             (0.41)
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                             $  (0.17)          $   0.07
Distributions to shareowners:
 Net investment income                                                              (0.23)             (0.49)
 Net realized gain                                                                     --              (0.20)
--------------------------------------------------------------------------------------------------------------
Net decrease in net asset value                                                  $  (0.40)          $  (0.62)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $  13.01           $  13.41
--------------------------------------------------------------------------------------------------------------
Total return*                                                                       (1.26)%             0.46%
Ratio of net expenses to average net assets+                                         1.72%**            1.72%
Ratio of net investment income to average net assets+                                3.57%**            3.55%
Portfolio turnover rate                                                                27%**              18%
Net assets, end of period (in thousands)                                         $  6,525           $  6,737
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses%                                                                       1.73%**            1.78%
 Net investment income                                                               3.56%**            3.49%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                        1.72%**            1.72%
 Net investment income                                                               3.57%**            3.55%
--------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Year       Year       Year           Year
                                                                                 Ended      Ended      Ended          Ended
                                                                                 12/31/06   12/31/05   12/31/04 (a)   12/31/03
-------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                             $  14.07   $  14.34   $   14.42      $  14.42
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                           $   0.46   $   0.45   $    0.49(b)   $   0.55
 Net realized and unrealized gain (loss) on investments                              0.14       0.12        0.14          0.14
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                             $   0.60   $   0.57   $    0.63      $   0.69
Distributions to shareowners:
 Net investment income                                                              (0.52)     (0.55)      (0.49)        (0.52)
 Net realized gain                                                                  (0.12)     (0.29)      (0.22)        (0.17)
-------------------------------------------------------------------------------------------------------------------------------
Net decrease in net asset value                                                  $  (0.04)  $  (0.27)  $   (0.08)     $     --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $  14.03   $  14.07   $   14.34      $  14.42
-------------------------------------------------------------------------------------------------------------------------------
Total return*                                                                        4.36%      4.02%       4.52%         4.93%
Ratio of net expenses to average net assets+                                         1.69%      1.41%       1.70%         1.66%
Ratio of net investment income to average net assets+                                3.62%      3.90%       3.49%         3.78%
Portfolio turnover rate                                                                 8%        12%          7%           20%
Net assets, end of period (in thousands)                                         $  6,228   $  2,369   $      10      $  3,141
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses%                                                                       1.69%      1.68%       1.70%         1.66%
 Net investment income                                                               3.62%      3.63%       3.49%         3.78%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                        1.69%      1.41%       1.70%         1.66%
 Net investment income                                                               3.62%      3.90%       3.49%         3.78%
-------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08  27

--------------------------------------------------------------------------------------------------------
                                                                           Six Months Ended   Year
                                                                           6/30/08            Ended
                                                                           (unaudited)        12/31/07
--------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                       $  13.42           $  14.02
--------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $   0.21           $   0.45
 Net realized and unrealized gain (loss) on investments                       (0.38)             (0.35)
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $  (0.17)          $   0.10
Distributions to shareowners:
 Net investment income                                                        (0.24)             (0.50)
 Net realized gain                                                               --              (0.20)
--------------------------------------------------------------------------------------------------------
Net decrease in net asset value                                            $  (0.41)          $  (0.60)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  13.01           $  13.42
--------------------------------------------------------------------------------------------------------
Total return*                                                                 (1.27)%             0.67%
Ratio of net expenses to average net assets+                                   1.64%**            1.58%
Ratio of net investment income to average net assets+                          3.64%**            3.66%
Portfolio turnover rate                                                          27%**              18%
Net assets, end of period (in thousands)                                   $ 15,175           $ 12,620
Ratios assuming no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                 1.64%**            1.58%
  Net investment income                                                        3.64%**            3.66%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                  1.64%**            1.58%
 Net investment income                                                         3.64%**            3.66%
--------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year       Year            Year
                                                                           Ended      Ended      Ended           Ended
                                                                           12/31/06   12/31/05   12/31/04(a)     12/31/03
-----------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                       $  14.04   $  14.34   $   14.42       $   14.45
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $   0.44   $   0.44   $    0.47(b)    $    0.16
 Net realized and unrealized gain (loss) on investments                        0.18       0.09        0.14            0.04
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $   0.62   $   0.53   $    0.61       $    0.20
Distributions to shareowners:
 Net investment income                                                        (0.52)     (0.54)      (0.47)          (0.13)
 Net realized gain                                                            (0.12)     (0.29)      (0.22)          (0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net decrease in net asset value                                            $  (0.02)  $  (0.30)  $   (0.08)      $   (0.03)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  14.02   $  14.04   $   14.34       $   14.42
-----------------------------------------------------------------------------------------------------------------------------
Total return*                                                                  4.52%      3.78%       4.38%           1.40%^
Ratio of net expenses to average net assets+                                   1.65%      1.38%       1.84%           1.87%
Ratio of net investment income to average net assets+                          3.58%      3.87%       3.35%           4.36%
Portfolio turnover rate                                                           8%        12%          7%             20%
Net assets, end of period (in thousands)                                   $  5,891   $  1,183   $      10       $     100
Ratios assuming no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                 1.65%      1.63%       1.84%          43.13%
  Net investment income                                                        3.58%      3.62%       3.35%         (36.90)%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                  1.65%      1.38%       1.84%           1.87%
 Net investment income                                                         3.58%      3.87%       3.35%           4.36%
-----------------------------------------------------------------------------------------------------------------------------

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
^    Not annualized.
+    Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28  Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

----------------------------------------------------------------------------------------------------------
                                                                                          Six Months Ended
                                                                                          6/30/08
                                                                                          (unaudited)
----------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                      $  13.48
----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $   0.30
 Net realized and unrealized loss on investments                                             (0.39)
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                      $  (0.09)
Distributions to shareowners:
 Net investment income                                                                       (0.31)
 Net realized gain                                                                              --
----------------------------------------------------------------------------------------------------------
Net decrease in net asset value                                                           $  (0.40)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $  13.08
----------------------------------------------------------------------------------------------------------
Total return*                                                                                (0.65)%
Ratio of net expenses to average net assets+                                                  0.57%**
Ratio of net investment income to average net assets+                                         4.72%**
Portfolio turnover rate                                                                         27%**
Net assets, end of period (in thousands)                                                  $ 25,217
Ratios assuming no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                 0.57%**
 Net investment income                                                                        4.72%**
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                 0.57%**
 Net investment income                                                                        4.72%**
----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                                                          Year
                                                                                          Ended       11/10/06 to
                                                                                          12/31/07    12/31/06 (a)
------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                      $  14.09    $    14.17
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $   0.67    $     0.09
 Net realized and unrealized loss on investments                                             (0.44)        (0.06)
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                      $   0.23    $     0.03
Distributions to shareowners:
 Net investment income                                                                       (0.64)        (0.11)
 Net realized gain                                                                           (0.20)           --
------------------------------------------------------------------------------------------------------------------
Net decrease in net asset value                                                           $  (0.61)   $    (0.08)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $  13.48    $    14.09
------------------------------------------------------------------------------------------------------------------
Total return*                                                                                 1.67%         0.21%(b)
Ratio of net expenses to average net assets+                                                  0.54%         0.60%**
Ratio of net investment income to average net assets+                                         4.73%         4.49%**
Portfolio turnover rate                                                                         18%            8%**
Net assets, end of period (in thousands)                                                  $ 23,331    $   28,693
Ratios assuming no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                 0.54%         0.60%**
 Net investment income                                                                        4.73%         4.49%**
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                 0.54%         0.60%**
 Net investment income                                                                        4.73%         4.49%**
------------------------------------------------------------------------------------------------------------------

(a)  Class Y Shares were first publicly offered November 10, 2006.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08  29

Notes To Financial Statements | 6/30/08 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer AMT-Free Municipal Fund (the Fund) is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income tax as is consistent with the relative stability of capital.

The Trustees have authorized the issuance of four classes of shares of the Fund. The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the exchange. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations


30    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08
     may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available market quotations are valued at their fair values as determined by, or under the direction of the Board of Trustees. At June 30, 2008, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Discount and premium on debt securities are accreted or amortized, respectively daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2007 was as follows:


--------------------------------------------------------------------------------
                                                                            2007
--------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                                                    $21,968,940
Ordinary income                                                               --
Long-term capital gain                                                 7,030,020
--------------------------------------------------------------------------------
  Total                                                              $28,998,960
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    31

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $16,754 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2008.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

2. Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million; and 0.40% of the excess over $750 million. For the six months ended June 30, 2008, the net management fee was equivalent to 0.46% of average daily net assets.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.82%, 1.72% and 1.72% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These limitations are in effect through May, 1, 2011 for Class A shares and through May 1, 2009 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limit agreement beyond such periods.


32    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $19,717 in management fees, administrative costs and certain other services payable to PIM at June 30, 2008.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $21,245 in transfer agent fees payable to PIMSS at June 30, 2008.

4. Distribution Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays PFD a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,697 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2008, CDSCs in the amount of $13,750 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2008, the Fund's expenses were reduced $2,098 under such arrangements.


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    33

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2008, the Fund had no borrowings under this agreement.

7. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


34    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

ADDITIONAL INFORMATION

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders (or, with respect to certain proposals, by shareholders of Pioneer Series Trust II, as noted below) follows:

---------------------------------------------------------------------------------------------------
                                                                                        Broker
                           For                    Withhold             Abstain          Non-Votes
---------------------------------------------------------------------------------------------------
 Proposal 1 -- To elect Trustees*
  John F. Cogan, Jr.       156,369,740.387        3,561,606.853        39,820.833       0
  Daniel K. Kingsbury      156,839,674.820        3,091,672.420        39,820.833       0
  David R. Bock            156,840,693.736        3,090,653.503        39,820.833       0
  Mary K. Bush             156,811,976.049        3,119,371.190        39,820.833       0
  Benjamin M. Friedman     156,802,553.098        3,128,794.141        39,820.833       0
  Margaret B.W. Graham     156,836,838.949        3,094,508.290        39,820.833       0
  Thomas J. Perna          156,920,826.461        3,010,520.778        39,820.833       0
  Marguerite A. Piret      156,849,211.156        3,082,136.083        39,820.833       0
  John Winthrop            156,551,921.430        3,379,425.809        39,820.833       0


----------------------------------------------------------------------------------------------------------
                                                                                            Broker
                                 For                  Against            Abstain            Non-Votes
----------------------------------------------------------------------------------------------------------
 Proposal 2 -- To approve an
 amendment to the
 Declaration of Trust*            144,690,303.783      6,167,718.766      1,531,022.525      7,582,123.000


---------------------------------------------------------------------------------------------------------------
                                                                                                 Broker
                                    For                   Against              Abstain           Non-Votes
---------------------------------------------------------------------------------------------------------------
 Proposal 3A -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing
 money                              19,841.565.248        2,773,699.491        637,821.941       2,553,254.000
 Proposal 3B -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                       19,897,234.189        2,710,779.474        645,073.017       2,553,254.000
 Proposal 3C -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending         19,804,549.912        2,836,696.496        611,840.272       2,553,254.000
 Proposal 3D -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to issuing
 senior securities                  19,602,772.610        3,034,366.959        615,947.111       2,553,254.000
 Proposal 3E -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to real estate     19,845,560.751        2,798,491.536        609,034.393       2,553,254.000

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    35

-------------------------------------------------------------------------------------------------------------
                                                                                               Broker
                                 For                   Against              Abstain            Non-Votes
-------------------------------------------------------------------------------------------------------------
 Proposal 3F -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                     19,766,792.494        2,849,288.327        637,005.859        2,553,254.000
 Proposal 3G -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                   19,845,804.795        2,732,241.328        675,040.557        2,553,254.000
 Proposal 3H -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 diversification                 20,003,196.365        2,650,956.241        598,934.074        2,553,254.000
 Proposal 3I -- To approve
 the conversion of the Fund's
 investment objective from
 fundamental to non-
 fundamental                     17,787,443.480        4,853,629.038        612,014.162        2,553,254.000


-------------------------------------------------------------------------------------------------------------
                                                                                              Broker
                                For                   Against              Abstain            Non-Votes
-------------------------------------------------------------------------------------------------------------
 Proposal 4 -- To approve an
 Amended and Restated
 Management Agreement
 with PIM                       19,819,119.794        2,819,035.209        614,931.677        2,553,254.000


-------------------------------------------------------------------------------------------------------------
                                                                                              Broker
                                For                   Against              Abstain            Non-Votes
-------------------------------------------------------------------------------------------------------------
 Proposal 5 -- To approve
 a policy allowing the
 appointment of unaffiliated
 sub-advisers and
 amendments to sub-
 advisory agreements without
 shareholder approval           19,383,368.100        3,309,590.510        560,128.070        2,553,254.000

* Proposals 1 and 2 were voted on and approved by all series of Pioneer Series Trust II. Results reported above reflect the combined votes of all series of the Trust.


36    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    37
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2007 and in the first quintile of its Morningstar category for the three, five and ten year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense


38    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08
ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    39

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


40    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

Trustees, Officers and Service Providers

Trustees                                          Officers
John F. Cogan, Jr., Chairman                      John F. Cogan, Jr., President
David R. Bock                                     Daniel K. Kingsbury, Executive
Mary K. Bush                                        Vice President
Benjamin M. Friedman                              Mark E. Bradley, Treasurer
Margaret B.W. Graham                              Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    41

                           This page for your notes.

42    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

                           This page for your notes.

             Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08    43

                           This page for your notes.

44    Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com


This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




                                    [IMAGE]



Pioneer Growth
Leaders Fund
--------------------------------------------------------------------------------
Semiannual Report | June 30, 2008
--------------------------------------------------------------------------------



Ticker Symbols:

Class A   LRPSX
Class B   LRPBX
Class C   LRPCX



[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             7

Prices and Distributions                                                      8

Performance Update                                                            9

Comparing Ongoing Fund Expenses                                              12

Schedule of Investments                                                      14

Financial Statements                                                         21

Notes To Financial Statements                                                28

Approval of Investment Advisory Agreement                                    35

Trustees, Officers and Service Providers                                     39


                  Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However, a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June 2008 near earlier lows while Treasury bond prices ended June near end-of-year levels.

In the six-month period ending June 30, 2008, the Dow Jones Industrial Average fell 13%, the Standard & Poor's 500 Index fell 12% and the NASDAQ Composite Index fell 14%. The MSCI EAFE Developed Market Index of international stock markets fell 11%, and the MSCI Emerging Markets Index fell 12%.


2    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

In each case, the majority of the decline was concentrated in the month of June. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six-month period, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective, and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                  Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

The capital markets faced a series of escalating concerns in the opening months of 2008, brought on by weakness in the financials sector and by sharply rising prices for oil and other commodities. In the following interview, members of the management team of L. Roy Papp & Associates, which is responsible for the management of Pioneer Growth Leaders Fund, discuss the factors that influenced Fund performance during the six months ended June 30, 2008.

Q    How did the Fund perform during the six-month period ended June 30, 2008?

A Pioneer Growth Leaders Fund Class A shares produced a total return of -9.05%, at net asset value, for the six months ended June 30, 2008. For the same period, the Fund's benchmark, the Russell 1000 Growth Index, posted a return of -9.06%, while the average return of the 850 funds in Lipper's Large Cap Core funds category was -11.50%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q What were the principal factors affecting the Fund's performance during the six months ended June 30, 2008?

A The financial markets, including both the equity and fixed-income markets, were beset by stiff challenges during the six-month period. World oil prices rose sharply due to a confluence of factors, including: increasing world demand for oil, driven by rapid growth in China, India and other emerging markets; weakness in the U.S. dollar; and speculative investments in world markets. The quick ascent of oil prices from less than $100 to more than $140 per barrel undermined confidence and weakened economies throughout the world. At the same time, major financial institutions piled up substantial losses from their investments in debt-related securities, especially those related to subprime mortgages. As investors' concerns grew about the credit markets, the valuations of even healthy financial institutions with little or no exposure to the credit problems fell along with others in the sector.

     While Pioneer Growth Leaders Fund was inevitably affected by the problems in the general equity market, it had very little exposure to the more


4 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08 troubled parts of the economy, including the housing industry, credit-exposed financial institutions, and the automotive industry. Throughout the six-month period, we maintained our discipline and avoided investing the Fund in highly cyclical and momentum-driven stocks. We sought investments in corporations with strong balance sheets, steady earnings growth, good cash flow and experienced management teams. Typically, the Fund invests in such companies when we feel their stock prices have fallen to attractive valuations -- valuations that we believe do not reflect the long-term growth prospects for the companies. We emphasize companies positioned to benefit from long-term secular trends. This discipline also caused the Fund to avoid oil and other commodity-related stocks, which performed strongly during the six months ended June 30, thus holding back the Fund's relative results for this period.

Q What types of investments most influenced Fund results during the six-month period ended June 30, 2008?

A During a period in which most sectors produced negative results, the Fund performed in line with the benchmark Russell 1000 Growth Index and well ahead of its competitive Lipper peer group fund average. Good overall stock selection supported the Fund's performance, offsetting the negative effects of an underweighting of energy companies and an overweighting of financials corporations.

     Among the stock holdings that supported Fund returns, one standout performer was Accenture, a global consulting, technology services and outsourcing company that has a solid record of consistent earnings growth. Accenture's results continued to improve as the company benefited from the global trend of companies seeking to outsource functions to other corporations. Expeditors International, a longer-term Fund holding and a specialist in managing the logistics of international shipping and trade, was another top contributor, as it benefited from growing trade between the U.S. and Asian markets. The Fund's holdings in the information technology and health care sectors also aided performance, led by diversified health care products company Johnson & Johnson. Meanwhile, the Fund's holding in financial services and communications firm Western Union also fared well, due to excellent international growth in both revenues and transactions.

     Investments producing disappointing results for the period included industrials leaders General Electric (GE) and 3M. GE announced earnings that fell short of expectations, primarily because of problems with its commercial finance division, while 3M's share price fell amid concerns about decelerating economic growth. Technology giant Microsoft also underperformed, as the market reacted unenthusiastically to the company's unsolicited offer to acquire Yahoo. Among the Fund's financials positions, State Street's share price declined, despite the fact that the company had almost


                  Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    5
     no exposure to the credit crisis. Nevertheless, the stock of this company, whose principal businesses are custody of financial assets and asset management, fell in sympathy with the financials sector.

Q    What is your investment outlook?

A As we enter the second half of 2008, we think oil and commodity prices are at speculative bubble prices, although we are not prepared to estimate when the bubbles might burst. In the troubled financials sector, where banks and brokerages have been among the poorest-performing groups, we think the worst of the troubles may be behind us. Growth in gross domestic product
     (GDP) remained in positive territory over the first half of 2008, and we anticipate that the second half of the year also may see positive growth.

     We continue to have confidence in the Fund's investment discipline, which emphasizes financially strong corporations with records of consistency. In the present environment, we will focus on uncovering opportunities in companies that have the potential to do well in an inflationary period. We believe that technology-related corporations, such as Microsoft and Accenture, are good examples, as they are less vulnerable to inflationary pressures. Similarly, we believe that health care companies, such as cardiac device manufacturer Medtronic, should be able to retain their pricing power, even in times of inflation.

     We will continue to work to identify great companies with solid financial positions and consistent earnings, and we will seek to invest the Fund in such companies when we think their stock prices are reasonable.



Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


6    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

Portfolio Summary | 6/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          89.2%
Temporary Cash Investments                                                   7.9%
Depositary Receipts for International Stocks                                 2.9%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                      31.2%
Health Care                                                                 16.8%
Industrials                                                                 13.4%
Financials                                                                  12.4%
Consumer Staples                                                            10.7%
Consumer Discretionary                                                       8.5%
Energy                                                                       7.0%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.  Chevron Corp.                                                         5.11%
  2.  Techne Corp.                                                          5.05
  3.  State Street Corp.                                                    4.84
  4.  Adobe Systems, Inc.                                                   4.74
  5.  T. Rowe Price Associates, Inc.                                        4.46
  6.  Medtronic, Inc.                                                       4.41
  7.  Western Union Co.                                                     4.33
  8.  Microsoft Corp.                                                       4.16
  9.  Cisco Systems, Inc.                                                   4.08
 10.  Omnicom Group                                                         4.01

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                  Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    7

Prices and Distributions | 6/30/08

Net Asset Value Per Share
--------------------------------------------------------------------------------

     Class                          6/30/08                      12/31/07
--------------------------------------------------------------------------------
       A                            $ 11.66                       $ 12.82
--------------------------------------------------------------------------------
       B                            $ 10.68                       $ 11.80
--------------------------------------------------------------------------------
       C                            $ 10.48                       $ 11.58
--------------------------------------------------------------------------------

Distributions Per Share 1/1/08-6/30/08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             Short-Term            Long-Term
     Class                Dividends         Capital Gains        Capital Gains
--------------------------------------------------------------------------------
       A                  $ --                $ --                 $ --
--------------------------------------------------------------------------------
       B                  $ --                $ --                 $ --
--------------------------------------------------------------------------------
       C                  $ --                $ --                 $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 9-11.


8    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Leaders Fund at public offering price, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of June 30, 2008)
----------------------------------------------------------------------
                                        Net Asset      Public Offering
Period                                  Value (NAV)    Price (POP)
----------------------------------------------------------------------
10 Years                                 0.70%           0.10%
5 Years                                  4.52            3.29
1 Year                                  -7.06          -12.43
----------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
----------------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------------
                                         1.43%           1.43%
----------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

                    Pioneer Growth      Russell 1000
                    Leaders Fund        Growth Index
6/98                     9,425             10,000
                        11,049             12,726
6/00                    12,798             15,993
                         9,876             10,208
6/02                     8,295              7,504
                         8,100              7,724
6/04                     9,079              9,105
                         9,213              9,259
6/06                     9,562              9,825
                        10,871             11,695
6/08                    10,104             10,999

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Leaders Fund was created through the reorganization of the predecessor Fund, Papp Stock Fund, on February 20, 2004. The performance of Class A shares of the Fund from November 29, 1989 to February 20, 2004 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund.


                  Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    9

Performance Update | 6/30/08                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Leaders Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2008)
----------------------------------------------------------------
                                          If            If
Period                                    Held          Redeemed
----------------------------------------------------------------
10 Years                                  -0.29%         -0.29%
5 Years                                    3.25           3.25
1 Year                                    -8.10         -10.96
----------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                           Gross          Net
----------------------------------------------------------------
                                           2.56%          2.56%
----------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment


                    Pioneer Growth      Russell 1000
                    Leaders Fund        Growth Index
6/98                    10,000             10,000
                        11,637             12,726
6/00                    13,378             15,993
                        10,246             10,208
6/02                     8,540              7,504
                         8,278              7,724
6/04                     9,190              9,105
                         9,153              9,259
6/06                     9,398              9,825
                        10,568             11,695
6/08                     9,713             10,999


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Leaders Fund was created through the reorganization of the predecessor Fund, Papp Stock Fund, on February 20, 2004. The performance of Class B shares of the Fund from November 29, 1989 to February 20, 2004 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund.


10    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Leaders Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2008)
----------------------------------------------------------------
                                           If            If
Period                                     Held          Redeemed
----------------------------------------------------------------
 10 Years                                  -0.40%        -0.40%
 5 Years                                    3.03          3.03
 1 Year                                    -8.46         -8.46
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                            Gross         Net
----------------------------------------------------------------
                                            2.85%         2.85%
----------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment


                    Pioneer Growth      Russell 1000
                    Leaders Fund        Growth Index
6/98                    10,000             10,000
                        11,637             12,726
6/00                    13,378             15,993
                        10,246             10,208
6/02                     8,540              7,504
                         8,278              7,724
6/04                     9,163              9,105
                         9,131              9,259
6/06                     9,372              9,825
                        10,497             11,695
6/08                     9,610             10,999


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Leaders Fund was created through the reorganization of the predecessor Fund, Papp Stock Fund, on February 20, 2004.The performance of Class C shares of the fund from November 29, 1989 to February 20, 2004 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund.


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Leaders Fund

Based on actual returns from January 1, 2008 through June 30, 2008.

--------------------------------------------------------------------------------
 Share Class                             A                B                C
--------------------------------------------------------------------------------
 Beginning Account                   $1,000.00        $1,000.00        $1,000.00
 Value On 1/1/08
--------------------------------------------------------------------------------
 Ending Account                      $  909.50        $  905.10        $  905.00
 Value On 6/30/08
--------------------------------------------------------------------------------
 Expenses Paid                       $    7.50        $   12.36        $   12.13
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.58%, 2.61% and 2.56% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


12    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Leaders Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2008 through June 30, 2008.

--------------------------------------------------------------------------------
 Share Class                             A                B                C
--------------------------------------------------------------------------------
 Beginning Account                   $1,000.00        $1,000.00        $1,000.00
 Value On 1/1/08
--------------------------------------------------------------------------------
 Ending Account                      $1,017.01        $1,011.88        $1,012.13
 Value On 6/30/08
--------------------------------------------------------------------------------
 Expenses Paid                       $    7.92        $   13.06        $   12.81
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.58%, 2.61% and 2.56% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    13

Schedule of Investments | 6/30/08 (unaudited)

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 98.9%
               ENERGY -- 7.0%
               Integrated Oil & Gas -- 5.7%
    15,000     Chevron Corp.                                        $ 1,486,950
     2,000     Exxon Mobil Corp.                                        176,260
                                                                    -----------
                                                                    $ 1,663,210
--------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.3%
     3,600     Schlumberger Ltd.                                    $   386,748
                                                                    -----------
               Total Energy                                         $ 2,049,958
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 6.4%
               Aerospace & Defense -- 1.5%
     7,000     United Technologies Corp.                            $   431,900
--------------------------------------------------------------------------------
               Industrial Conglomerates -- 4.9%
    12,200     3M Co.                                               $   848,998
    22,000     General Electric Co.                                     587,180
                                                                    -----------
                                                                    $ 1,436,178
                                                                    -----------
               Total Capital Goods                                  $ 1,868,078
--------------------------------------------------------------------------------
               TRANSPORTATION -- 6.9%
               Air Freight & Couriers -- 3.9%
    26,500     Expeditors International of Washington, Inc. (b)     $ 1,139,500
--------------------------------------------------------------------------------
               Railroads -- 3.0%
    18,800     Canadian National Railway Co.                        $   903,904
                                                                    -----------
               Total Transportation                                 $ 2,043,404
--------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.2%
               Apparel, Accessories & Luxury Goods -- 1.2%
    12,000     Coach, Inc.*                                         $   346,560
                                                                    -----------
               Total Consumer Durables & Apparel                    $   346,560
--------------------------------------------------------------------------------
               MEDIA -- 4.0%
               Advertising -- 4.0%
    26,000     Omnicom Group                                        $ 1,166,880
                                                                    -----------
               Total Media                                          $ 1,166,880
--------------------------------------------------------------------------------
               RETAILING -- 3.2%
               General Merchandise Stores -- 3.2%
    20,500     Target Corp.                                         $   953,045
                                                                    -----------
               Total Retailing                                      $   953,045
--------------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 4.5%
               Drug Retail -- 3.3%
    30,000     Walgreen Co.                                         $   975,300
--------------------------------------------------------------------------------
               Food Distributors -- 1.2%
    12,500     Sysco Corp.                                          $   343,875
                                                                    -----------
               Total Food & Drug Retailing                          $ 1,319,175
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


14    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

---------------------------------------------------------------------
Shares                                                    Value
---------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 3.2%
               Soft Drinks -- 3.2%
    15,000     PepsiCo, Inc.                              $   953,850
                                                          -----------
               Total Food, Beverage & Tobacco             $   953,850
---------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 2.8%
               Household Products -- 2.8%
    16,000     Clorox Co.                                 $   835,200
                                                          -----------
               Total Household & Personal Products        $   835,200
---------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 8.5%
               Health Care Equipment -- 5.4%
    24,800     Medtronic, Inc.                            $ 1,283,400
     4,700     Stryker Corp.                                  295,536
                                                          -----------
                                                          $ 1,578,936
---------------------------------------------------------------------
               Health Care Services -- 3.1%
    19,656     Medco Health Solutions, Inc.*              $   927,763
                                                          -----------
               Total Health Care Equipment & Services     $ 2,506,699
---------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 8.1%
               Life Sciences Tools & Services -- 5.0%
    19,000     Techne Corp.*                              $ 1,470,410
---------------------------------------------------------------------
               Pharmaceuticals -- 3.1%
    14,000     Johnson & Johnson                          $   900,760
                                                          -----------
               Total Pharmaceuticals & Biotechnology      $ 2,371,170
---------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 12.2%
               Asset Management & Custody Banks -- 12.2%
    13,000     Northern Trust Corp.                       $   891,410
    22,000     State Street Corp.                           1,407,780
    23,000     T. Rowe Price Associates, Inc.               1,298,810
                                                          -----------
                                                          $ 3,598,000
                                                          -----------
               Total Diversified Financials               $ 3,598,000
---------------------------------------------------------------------
               SOFTWARE & SERVICES -- 16.5%
               Application Software -- 4.7%
    35,000     Adobe Systems, Inc.*                       $ 1,378,650
---------------------------------------------------------------------
               Data Processing & Outsourced Services -- 4.3%
    51,000     Western Union Co.                          $ 1,260,720
---------------------------------------------------------------------
               IT Consulting & Other Services -- 3.4%
    24,800     Accenture Ltd.                             $ 1,009,856
---------------------------------------------------------------------
               Systems Software -- 4.1%
    44,000     Microsoft Corp.                            $ 1,210,440
               Total Software & Services                  $ 4,859,666
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    15

--------------------------------------------------------------------
Shares                                                   Value
--------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 4.0%
               Communications Equipment -- 4.0%
  51,000       Cisco Systems, Inc.*                      $ 1,186,260
                                                         -----------
               Total Technology Hardware & Equipment     $ 1,186,260
--------------------------------------------------------------------
               SEMICONDUCTORS -- 10.4%
  50,000       Intel Corp.                               $ 1,074,000
  25,000       Linear Technology Corp. (b)                   814,250
  38,000       Microchip Technology (b)                    1,160,520
                                                         -----------
                                                         $ 3,048,770
                                                         -----------
               Total Semiconductors                      $ 3,048,770
--------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $15,805,892)                        $29,106,715
--------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Principal
Amount
-------------------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENTS -- 8.5%
                 Repurchase Agreements -- 1.0%
$     55,000     Bank of America, 2.2%, dated 6/30/08, repurchase price of
                 $55,000 plus accrued interest on 7/1/08 collateralized by
                   $148,562 Federal National Mortgage Association,
                     5.5%, 6/1/33                                              $    55,000
      55,000     Barclays Plc, 2.27%, dated 6/30/08, repurchase price of
                 $55,000 plus accrued interest on 7/2/08 collateralized by
                 the following:
                   $33,437 Federal Home Loan Mortgage Corp.,
                     4.171 - 6.27%, 12/1/34 - 10/1/37
                   $34,358 Federal National Mortgage Association,
                     4.024 - 6.082%, 8/1/36 - 2/1/48                                55,000
      60,000     Deutsche Bank, 2.3%, dated 6/30/08, repurchase price of
                 $60,000 plus accrued interest on 7/1/08 collateralized by
                 the following:
                   $46,085 Freddie Mac Giant, 4.5 - 7.0%,
                     10/1/34 - 5/1/38
                   $24,748 U.S Treasury Strip, 0.0%, 8/15/22
                   $11,211 Federal Home Loan Mortgage Corp.,
                     4.703 - 4.704%, 12/1/35 - 3/1/35
                   $14,784 Federal National Mortgage Association (ARM),
                     4.708 - 5.887%, 12/1/13 - 3/1/37                               60,000
      55,000     JP Morgan, 2.26%, dated 6/30/08, repurchase price of
                 $55,000 plus accrued interest on 7/1/08 collateralized by
                 $61,158 Federal National Mortgage Association,
                 4.5 - 6.5%,  3/1/23 - 5/1/38                                       55,000

The accompanying notes are an integral part of these financial statements.


16    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

-----------------------------------------------------------------------------------------
Principal
Amount                                                                        Value
-----------------------------------------------------------------------------------------
                 Repurchase Agreements -- (continued)
 $    55,000     Merrill Lynch, 2.5%, dated 6/30/08, repurchase price of
                 $55,000 plus accrued interest on 7/1/08 collateralized by
                 $68,661 Federal Home Loan Mortgage Corp.,
                 5.065 - 6.025%, 9/1/36 - 4/1/38                              $    55,000
                                                                              -----------
                                                                              $   280,000
-----------------------------------------------------------------------------------------
                 Securities Lending Collateral -- 7.5% (c)
                 Certificates of Deposit:
$     45,106     American Express, 2.72, 8/8/08                               $    45,106
      33,762     Bank of America, 2.88%, 8/11/08                                   33,762
      33,762     Citibank, 2.85%, 7/29/08                                          33,762
      12,158     Banco Santander NY, 2.80%, 10/7/08                                12,158
      33,796     Banco Santander NY, 3.09%, 12/22/08                               33,796
      33,751     Bank of Nova Scotia, 3.18%, 5/05/09                               33,751
      16,881     Bank of Scotland NY, 2.73%, 7/11/08                               16,881
      16,881     Bank of Scotland NY, 2.72%, 8/15/08                               16,881
      12,141     Bank of Scotland NY, 2.89%, 11/4/08                               12,141
      16,870     Bank of Scotland NY, 3.03%, 9/26/08                               16,870
      60,772     Barclay's Bank, 3.18% 5/27/09                                     60,772
      50,644     Bank Bovespa NY, 2.705%, 8/8/08                                   50,644
      33,762     BNP Paribas NY, 2.88%, 7/23/08                                    33,762
      20,258     Calyon NY, 2.85%, 8/25/08                                         20,258
      28,360     Calyon NY, 2.64%, 9/29/08                                         28,360
      10,708     Calyon NY, 2.69%, 01/16/09                                        10,708
      28,023     Commonwealth Bank of Australia NY, 2.63%, 7/11/08                 28,023
      28,360     Deutsche Bank Financial, 2.72%, 7/30/08                           28,360
      13,506     Deutsche Bank Financial, 2.72%, 8/4/08                            13,506
      27,685     Dexia Bank NY, 2.69%, 8/7/08                                      27,685
       6,752     Dexia Bank NY, 2.65%, 08/12/08                                     6,752
      25,017     Dexia Bank NY, 3.37%, 09/29/08                                    25,017
      60,772     DNB NOR Bank ASA NY, 2.90%, 6/8/09                                60,772
       2,900     Fortis, 3.11%, 09/30/08                                            2,900
      61,852     Intesa SanPaolo S.p.A., 2.72%, 5/22/09                            61,852
      29,441     Lloyds Bank, 2.61%, 7/11/08                                       29,441
      16,881     Lloyds Bank, 2.61%, 8/18/08                                       16,881
      22,958     Natixis, 2.83%, 8/4/08                                            22,958
      33,762     NORDEA NY, 2.81%, 8/29/08                                         33,762
       3,901     NORDEA NY, 2.72%, 4/9/09                                           3,901
       3,236     NORDEA NY, 2.73%, 12/01/08                                         3,236
       5,401     Rabobank Nederland NY, 2.37%, 8/29/08                              5,401
      16,881     Royal Bank of Canada NY, 2.57%, 7/15/08                           16,881
      33,763     Royal Bank of Canada NY, 2.6%, 9/5/08                             33,763
      20,257     Bank of Scotland NY, 2.7%, 8/1/08                                 20,257
      20,272     Bank of Scotland NY, 2.96%, 11/3/08                               20,272
      13,032     Skandinavian Enskilda Bank NY, 2.70%, 7/17/08                     13,032
       3,913     Skandinavian Enskilda Bank NY, 3.18%, 09/22/08                     3,913
       6,736     Skandinavian Enskilda Bank NY, 3.06% 02/13/09                      6,736

The accompanying notes are an integral part of these financial statements.


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    17

--------------------------------------------------------------------------------
Principal
Amount                                                              Value
--------------------------------------------------------------------------------
                 Certificates of Deposit -- (continued):
$     13,505     Svenska Bank NY, 2.70%, 7/17/08                    $    13,505
      28,023     Svenska Bank NY, 2.55%, 7/11/08                         28,023
      42,540     Toronto Dominion Bank NY, 2.77%, 9/5/08                 42,540
      20,257     Toronto Dominion Bank NY, 2.75%, 11/5/08                20,257
       6,738     Wachovia, 3.62%, 10/28/08                                6,738
                                                                    -----------
                                                                    $ 1,055,977
--------------------------------------------------------------------------------
                 Commercial Paper:
      10,377     Bank of America, 2.70%, 8/26/08                    $    10,377
      13,465     Bank of America, 2.60%, 8/11/08                         13,465
      10,121     CBA, 2.70%, 7/11/08                                     10,121
      26,916     CBA, 2.88%, 8/18/08                                     26,916
       6,749     Deutsche Bank Financial, 2.72%, 7/9/08                   6,749
       6,742     HSBC, 2.89% 7/21/08                                      6,742
      33,544     HSBC, 2.88%, 9/29/08                                    33,544
      26,926     ING Funding, 2.70%, 8/13/08                             26,926
      10,121     Natixis, 2.87%, 7/10/08                                 10,121
      10,112     Natixis, 2.87%, 7/21/08                                 10,112
       8,321     PARFIN, 3.18%, 8/1/08                                    8,321
      13,381     Royal Bank of Scotland, 2.66%, 10/21/08                 13,381
       6,752     Societe Generale, 2.98%, 7/2/08                          6,752
      16,842     Societe Generale, 2.93%, 7/30/08                        16,842
      13,467     Societe Generale, 3.18%, 8/5/08                         13,467
      26,908     Societe Generale, 3.18%, 8/22/08                        26,908
      13,465     SVSS NY, 3.18%, 8/11/08                                 13,465
       6,424     Bank Bovespa NY, 2.79%, 3/12/09                          6,424
      30,379     General Electric Capital Corp., 2.77%, 1/5/09           30,379
      33,750     General Electric Capital Corp., 2.82%, 3/16/09          33,750
      12,485     IBM, 3.18%, 2/13/09                                     12,485
      33,762     IBM, 3.18%, 6/26/09                                     33,762
      60,772     Met Life Global Funding, 3.16%, 6/12/09                 60,772
      57,396     WestPac, 3.18%, 6/1/09                                  57,396
                                                                    -----------
                                                                    $   489,174
--------------------------------------------------------------------------------
                 Mutual Funds:
      40,515     BlackRock Liquidity Money Market Fund, 3.18%       $    40,515
      52,689     Dreyfus Preferred Money Market Fund, 3.18%              52,689
                                                                    -----------
                                                                    $    93,204
--------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
     143,609     Deutsche Bank, 2.5% 7/1/08                         $   143,609
     405,146     Lehman Brothers, 2.65% 7/1/08                          405,146
                                                                    -----------
                                                                    $   548,755
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

--------------------------------------------------------------------------------
Principal
Amount                                                               Value
--------------------------------------------------------------------------------
                 Other:
$    16,790      ABS CFAT 2008-A A1, 3.005%, 4/27/09                 $    16,790
                                                                     -----------
                 Total Securities Lending Collateral                 $ 2,203,900
--------------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $2,483,900)                                   $ 2,483,900
--------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 107.4%
                 (Cost $18,289,792) (a)                              $31,590,615
--------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (7.4)%              $(2,177,601)
--------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                          $29,413,014
================================================================================

*      Non-income producing security.

(a) At June 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $18,289,792 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost             $13,644,155
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value                (343,332)
                                                                     -----------
       Net unrealized gain                                           $13,300,823
                                                                     ===========

(b)    At June 30, 2008, the following securities were out on loan:

--------------------------------------------------------------------------------
       Shares        Security                                        Value
--------------------------------------------------------------------------------
       20,000        Expeditors International of Washington, Inc.    $   860,000
       20,000        Linear Technology Corp.                             651,400
       20,600        Microchip Technology                                629,124
--------------------------------------------------------------------------------
                     Total                                           $ 2,140,524
================================================================================

(c)    Securities lending collateral is managed by Credit Suisse.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2008 aggregated $1,588,434 and $3,706,812, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    19

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                                                                      Other
                                                    Investments      Financial
 Valuation Inputs                                  in Securities    Instruments*
--------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                           $29,106,715         $--
 Level 2 -- Other Significant Observable Inputs       2,483,900          --
 Level 3 -- Significant Unobservable Inputs                 --           --
--------------------------------------------------------------------------------
   Total                                            $31,590,615         $--
================================================================================

The accompanying notes are an integral part of these financial statements.


20    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

Statement of Assets and Liabilities | 6/30/08 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $2,140,524)
   (cost $18,289,792)                                                      $31,590,615
  Cash                                                                          51,805
  Receivables -
   Fund shares sold                                                              3,242
   Dividends and Interest                                                       21,236
  Other                                                                         22,579
--------------------------------------------------------------------------------------
     Total assets                                                          $31,689,477
--------------------------------------------------------------------------------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                                 $    28,347
   Upon return of securities loaned                                          2,203,900
  Due to affiliates                                                             12,900
  Accrued expenses                                                              31,316
--------------------------------------------------------------------------------------
     Total liabilities                                                     $ 2,276,463
--------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $13,197,579
  Accumulated net investment loss                                              (14,959)
  Accumulated net realized gain on investments                               2,929,571
  Net unrealized gain on investments                                        13,300,823
--------------------------------------------------------------------------------------
     Total net assets                                                      $29,413,014
--------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $27,352,134/2,346,441 shares)                          $     11.66
  Class B (based on $751,562/70,402 shares)                                $     10.68
  Class C (based on $1,309,318/124,946 shares)                             $     10.48
MAXIMUM OFFERING PRICE:
  Class A ($11.66 [divided by] 94.25%)                                     $     12.37
======================================================================================

The accompanying notes are an integral part of these financial statements.


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    21

Statement of Operations (unaudited)

For the Six Months Ended 6/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,266)      $234,454
  Interest                                                    2,522
  Income from securities loaned, net                          5,383
---------------------------------------------------------------------------------------
     Total investment income                                                $   242,359
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $117,163
  Transfer agent fees and expenses
   Class A                                                   27,382
   Class B                                                    1,705
   Class C                                                    2,518
  Distribution fees
   Class A                                                   30,935
   Class B                                                    3,919
   Class C                                                    6,609
  Administrative reimbursements                               3,515
  Custodian fees                                              9,071
  Registration fees                                          18,570
  Professional fees                                          22,711
  Accumulated net investment loss                             8,239
  Fees and expenses of nonaffiliated trustees                 1,948
  Miscellaneous                                               3,677
---------------------------------------------------------------------------------------
     Total expenses                                                         $   257,962
     Less fees paid indirectly                                                     (644)
---------------------------------------------------------------------------------------
     Net expenses                                                           $   257,318
---------------------------------------------------------------------------------------
       Net investment loss                                                  $   (14,959)
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                          $ 1,536,014
---------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                              $(4,577,029)
---------------------------------------------------------------------------------------
  Net loss on investments                                                   $(3,041,015)
---------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                      $(3,055,974)
=======================================================================================

The accompanying notes are an integral part of these financial statements.


22    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

Statement of Changes in Net Assets

For the Six Months Ended 6/30/08 and the Year Ended 12/31/2007, respectively



------------------------------------------------------------------------------------------
                                                            Six Months Ended
                                                            6/30/08           Year Ended
                                                            (unaudited)       12/31/07
------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                          $   (14,959)     $   (51,969)
Net realized gain on investments                               1,536,014        7,807,215
Change in net unrealized gain (loss) on investments           (4,577,029)      (4,641,212)
------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         $(3,055,974)     $ 3,114,034
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.00 per share, respectively)         $        --      $    (7,952)
Net realized gain:
   Class A ($0.00 and $3.34 per share, respectively)                  --       (7,442,922)
   Class B ($0.00 and $3.34 per share, respectively)                  --         (180,922)
   Class C ($0.00 and $3.34 per share, respectively)                  --         (312,111)
------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $        --      $(7,943,907)
------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $ 1,630,052      $ 6,568,318
Reinvestment of distributions                                         --        6,984,889
Cost of shares repurchased                                    (3,628,250)     (18,267,425)
------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                      $(1,998,198)     $(4,714,218)
------------------------------------------------------------------------------------------
   Net decrease in net assets                                $(5,054,172)     $(9,544,091)
NET ASSETS:
Beginning of period                                          $34,467,186      $44,011,277
------------------------------------------------------------------------------------------
End of period                                                $29,413,014      $34,467,186
------------------------------------------------------------------------------------------
Accumulated net investment loss                              $   (14,959)     $        --
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    23

----------------------------------------------------------------------------------------------
                                     '08 Shares   '08 Amount        '07 Shares     '07 Amount
                                     (unaudited)  (unaudited)
----------------------------------------------------------------------------------------------
Class A
Shares sold                            74,310     $   894,961          319,027     $ 4,976,275
Reinvestment of distributions              --              --          508,346       6,502,242
Less shares repurchased              (242,039)     (2,923,830)      (1,124,050)    (16,971,099)
----------------------------------------------------------------------------------------------
   Net decrease                      (167,729)    $(2,028,869)        (296,677)    $(5,492,582)
==============================================================================================
Class B
Shares sold                            10,834     $   119,166           21,304     $   308,834
Reinvestment of distributions              --              --           14,778         174,108
Less shares repurchased                (9,404)       (104,914)         (64,871)       (944,971)
----------------------------------------------------------------------------------------------
   Net increase (decrease)              1,430     $    14,252          (28,789)    $  (462,029)
==============================================================================================
Class C
Shares sold                            56,194     $   615,925           89,156     $ 1,283,209
Reinvestment of distributions              --              --           26,690         308,539
Less shares repurchased               (54,987)       (599,506)         (24,239)       (350,360)
----------------------------------------------------------------------------------------------
   Net increase                         1,207     $    16,419           91,607     $ 1,241,388
==============================================================================================
Class R*
Less shares repurchased                    --     $        --              (69)    $      (995)
----------------------------------------------------------------------------------------------
   Net decrease                            --     $        --              (69)    $      (995)
==============================================================================================

*  Class R shares were liquidated on February 1, 2007.

The accompanying notes are an integral part of these financial statements.


24    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

Financial Highlights

----------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended         Year        Year         Year         Year         Year
                                                         6/30/08       Ended       Ended        Ended        Ended        Ended
                                                         (unaudited)   12/31/07    12/31/06     12/31/05     12/31/04(b)  12/31/03
----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                     $ 12.82       $ 15.00     $ 19.22      $ 21.05      $ 28.21      $ 23.87
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income (loss)                            $  0.00(a)    $ (0.01)    $  0.01      $  0.01      $  0.19      $ (0.05)
 Net realized and unrealized gain (loss) on investments    (1.16)         1.17        1.11         1.13        (0.13)        5.77
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations    $ (1.16)      $  1.16     $  1.12      $  1.14      $  0.06      $  5.72
Distributions to shareowners:
 Net investment income                                      --            0.00(a)     0.00(a)      0.00(a)     (0.18)          --
 Net realized gain                                          --           (3.34)      (5.34)       (2.97)       (7.04)       (1.38)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $ (1.16)      $ (2.18)    $ (4.22)     $ (1.83)     $ (7.16)     $  4.34
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 11.66       $ 12.82     $ 15.00      $ 19.22      $ 21.05      $ 28.21
==================================================================================================================================
Total return*                                              (9.05)%        7.84%       5.93%        5.70%        0.25%       23.97%
Ratio of net expenses to average net assets+               1.58%**        1.43%       1.25%        1.25%        1.25%        1.22%
Ratio of net investment income (loss) to average
 net assets+                                              (0.03)%**      (0.08)%      0.06%        0.01%        0.58%       (0.01)%
Portfolio turnover rate                                       10%**         10%         21%           3%           6%           3%
Net assets, end of period (in thousands)                 $27,352       $32,221     $42,169      $56,040      $40,568      $57,286
Ratios with no waiver of fees by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                               1.58%**       1.43%       1.65%        1.59%        1.49%        1.22%
 Net investment income (loss)                             ( 0.03)%**     (0.08)%      0.34%       (0.35)%       0.34%       (0.01)%
Ratios with waiver of fees by PIM and reduction
for fees paid indirectly:
 Net expenses                                               1.58%**       1.42%       1.25%        1.25%        1.25%        1.22%
 Net investment income (loss)                             (0.03)%**      (0.07)%      0.06%        0.01%        0.58%       (0.01)%
----------------------------------------------------------------------------------------------------------------------------------

(a) Amount rounds to less than one cent per share.
(b) Effective February 20, 2004 Pioneer Investment Management became the advisor.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    25

-----------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year      Year         Year
                                                          6/30/08       Ended     Ended        Ended        2/21/04 to
                                                          (unaudited    12/31/07  12/31/06     12/31/05     12/31/04(a)
-----------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                      $11.80        $14.21    $ 18.69      $ 20.81      $28.39
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                      $(0.06)       $(0.19)   $ (0.11)     $ (0.08)     $(0.11)
 Net realized and unrealized gain (loss) on investments    (1.06)         1.12       0.97         0.93       (0.43)
-----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations     $(1.12)       $ 0.93    $  0.86      $  0.85      $(0.54)
Distributions to shareowners:
 Net realized gain                                            --         (3.34)     (5.34)       (2.97)      (7.04)
-----------------------------------------------------------------------------------------------------------------------
Net decrease in net asset value                           $(1.12)       $(2.41)   $ (4.48)     $ (2.12)     $(7.58)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $10.68        $11.80    $ 14.21      $ 18.69      $20.81
=======================================================================================================================
Total return*                                              (9.49)%        6.62%      4.69%        4.34%      (1.88)%(b)
Ratio of net expenses to average net assets+                2.62%**       2.56%      2.39%        2.34%       3.18%**
Ratio of net investment loss to average net assets+        (1.06)%**     (1.22)%    (1.02)%      (1.02)%     (0.78)%**
Portfolio turnover rate                                       10%**         10%        21%           3%          6%
Net assets, end of period (in thousands)                  $  752        $  814    $ 1,389      $   904      $   52
Ratios with no waiver of fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                               2.62%* *      2.56%      2.82%        2.67%       3.48%**
 Net investment loss                                       (1.06)%**     (1.22)%    (1.44)%      (1.35)%     (1.08)%**
Ratios with waiver of fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                               2.61%* *      2.54%      2.37%        2.33%       3.18%**
 Net investment loss                                       (1.05)%**     (1.20)%    (1.00)%      (1.01)%     (0.78)%**
-----------------------------------------------------------------------------------------------------------------------

(a) Class B shares were first publicly offered on February 21, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


26  Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

                                                         Six Months
                                                         Ended          Year        Year         Year
                                                         6/30/08        Ended       Ended        Ended      2/21/04 to
                                                         (unaudited)    12/31/07    12/31/06     12/31/05   12/31/04 (a)
Class C
Net asset value, beginning of period                     $11.58         $14.10      $18.59       $20.69     $  28.39
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                     $(0.05)        $(0.10)     $(0.13)      $(0.07)    $  (0.09)
 Net realized and unrealized gain (loss) on investments   (1.05)          0.92        0.98         0.94        (0.57)
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations    $(1.10)        $ 0.82      $ 0.85       $ 0.87     $  (0.66)
Distributions to shareowners:
 Net realized gain                                           --          (3.34)      (5.34)       (2.97)       (7.04)
------------------------------------------------------------------------------------------------------------------------
Net decrease in net asset value                          $(1.10)        $(2.52)     $(4.49)      $(2.10)    $  (7.70)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.48         $11.58      $14.10       $18.59     $  20.69
========================================================================================================================
Total return*                                             (9.50)%         5.89%       4.64%        4.44%       (2.30)%(b)
Ratio of net expenses to average net assets+               2.57%**        2.85%       2.53%        2.32%        3.80%**
Ratio of net investment loss to average net assets+       (1.01)%**      (1.40)%     (1.20)%      (0.95)%      (1.36)%**
Portfolio turnover rate                                      10%**          10%         21%           3%           6%
Net assets, end of period (in thousands)                 $1,309         $1,432      $  453       $  406     $     24
Ratios with no waiver of fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                              2.57%**        2.85%       2.93%        2.66%        4.11%**
 Net investment loss                                      (1.01)%**      (1.40)%     (1.60)%      (1.29)%      (1.68)%**
Ratios with waiver of fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                              2.56%**        2.83%       2.51%        2.32%        3.80%**
 Net investment loss                                      (1.00)%**      (1.38)%     (1.18)%      (0.95)%      (1.36)%**
------------------------------------------------------------------------------------------------------------------------

(a) Class C shares were first publicly offered on February 21, 2004.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    27

Notes To Financial Statements | 6/30/08 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Growth Leaders Fund (the Fund), formerly known as Pioneer Papp Stock Fund, is one of seven series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term capital growth.

The Fund offers three classes of shares -- Class A, Class B, and Class C shares. Class B, and Class C shares were first publicly offered on February 21, 2004. Class R shares ceased operations on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the


28    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08
   date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2008, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date; Dividend and interest income is recorded on the accrual basis. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the statute of limitations; all other tax years remain open.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                            2007
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                    $    7,732
   Long-term capital gain                                              7,936,175
--------------------------------------------------------------------------------
     Total                                                            $7,943,907
================================================================================


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    29

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit) earned approximately $1,356 in underwriting commissions on the sale of class A shares during the six months ended June 30, 2008.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution expense rates.

E. Securities Lending

   The Fund lends securities in its portfolio to certain brokers-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.


30    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate equal to 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% on assets excess over $1 billion. For the six months ended June 30, 2008, the management fee was equivalent to a rate of 0.75% of average daily net assets.

PIM and not the Fund, pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates LLP (Papp) as compensation for its sub advisory services to the Fund.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,870 in management fees, administrative costs and certain other services payable to PIM at June 30, 2008.

3. Transfer Agent

Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,297 in transfer agent fees payable to PIMSS at June 30, 2008.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares, and Class C shares (Class A Plan, Class B Plan, Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays PFD a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of 0.25% service fee and 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $733 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    31
purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2008, CDSCs in the amount of $2,108 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2008, the Fund's expenses were reduced by $644 under such arrangements.

6. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders (or, with respect to certain proposals, by shareholders of Pioneer Series Trust II, as noted below) follows:

--------------------------------------------------------------------------------------------------
                                                                                           Broker
                             For                   Withhold              Abstain           Non-Votes
--------------------------------------------------------------------------------------------------
 Proposal 1 -- To elect Trustees*
   John F. Cogan, Jr.       156,369,740.387        3,561,606.853         39,820.833        0
   Daniel K. Kingsbury      156,839,674.820        3,091,672.420         39,820.833        0
   David R. Bock            156,840,693.736        3,090,653.503         39,820.833        0
   Mary K. Bush             156,811,976.049        3,119,371.190         39,820.833        0
   Benjamin M. Friedman     156,802,553.098        3,128,794.141         39,820.833        0
   Margaret B.W. Graham     156,836,838.949        3,094,508.290         39,820.833        0
   Thomas J. Perna          156,920,826.461        3,010,520.778         39,820.833        0
   Marguerite A. Piret      156,849,211.156        3,082,136.083         39,820.833        0
   John Winthrop            156,551,921.430        3,379,425.809         39,820.833        0


32    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

-------------------------------------------------------------------------------------------------------
                                                                                          Broker
                               For                  Against            Abstain            Non-Votes
-------------------------------------------------------------------------------------------------------
 Proposal 2 -- To approve an
 amendment to the
 Declaration of Trust*         144,690,303.783      6,167,718.766      1,531,022.525      7,582,123.000


---------------------------------------------------------------------------------------------------------
                                                                                             Broker
                                  For                  Against            Abstain            Non-Votes
---------------------------------------------------------------------------------------------------------
 Proposal 3A -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing
 money                            1,137,639.387        68,726.171         45,278.036         250,079.000
 Proposal 3B -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                     1,143,941.584        59,447.078         48,254.932         250,079.000
 Proposal 3C -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending       1,137,183.137        64,063,694         50,396.763         250,079.000
 Proposal 3D -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to issuing
 senior securities                1,146,751.177        56,081.751         48,810.666         250,079.000
 Proposal 3E -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to real estate   1,134,786.648        69,312.183         47,544.763         250,079.000
 Proposal 3F -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                      1,130,816.520        71,502.183         49,324.891         250,079.000
 Proposal 3G -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                    1,142,500.923        61,599.908         47,542.763         250,079.000
 Proposal 3H -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 diversification                  1,145,478.762        59,418.703         46,746.129         250,079.000
 Proposal 3I -- To approve
 the conversion of the Fund's
 investment objective from
 fundamental to non-
 fundamental                      1,123,089.863        90,681.760         37,871.971         250,079.000


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    33

---------------------------------------------------------------------------------------------------------
                                                                                             Broker
                                  For                  Against           Abstain             Non-Votes
---------------------------------------------------------------------------------------------------------
 Proposal 4 -- To approve an
 Amended and Restated
 Management Agreement
 with PIM                         1,137,709.559        76,305.999         37,628.036         250,079.000

* Proposals 1 and 2 were voted on and approved by all series of Pioneer Series Trust II. Results reported above reflect the combined votes of all series of the Trust.


34    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    35
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one, three and five year periods ended June 30, 2007 and in the fourth quintile of its Morningstar category for the ten year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM, the Trustees agreed that they would continue to monitor the performance of the Fund especially closely.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense


36    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08
ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the first quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    37

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


38    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

Trustees, Officers and Service Providers

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Daniel K. Kingsbury, Executive
Mary K. Bush                                   Vice President
Benjamin M. Friedman                         Mark E. Bradley, Treasurer
Margaret B.W. Graham                         Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    39

                           This page for your notes.


40    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

                           This page for your notes.


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    41

                           This page for your notes.


42    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

                           This page for your notes.


                 Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08    43

                           This page for your notes.


44    Pioneer Growth Leaders Fund | Semiannual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.

P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  Pioneer Growth
                  Opportunities Fund
--------------------------------------------------------------------------------
                  Semiannual Report | June 30, 2008
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PGOFX
Class B   GOFBX
Class C   GOFCX
Class Y   GROYX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                 2
Portfolio Management Discussion                                       4
Portfolio Summary                                                     8
Prices and Distributions                                              9
Performance Update                                                   10
Comparing Ongoing Fund Expenses                                      14
Schedule of Investments                                              16
Financial Statements                                                 29
Notes To Financial Statements                                        37
Approval of Investment Advisory Agreement                            45
Trustees, Officers and Service Providers                             49


            Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However, a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June 2008 near earlier lows while Treasury bond prices ended June near end-of-year levels.

In the six-month period ending June 30, 2008, the Dow Jones Industrial Average fell 13%, the Standard & Poor's 500 Index fell 12% and the NASDAQ Composite Index fell 14%. The MSCI EAFE Developed Market Index of international stock markets fell 11%, and the MSCI Emerging Markets Index fell 12%.


2    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

In each case, the majority of the decline was concentrated in the month of June. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six-month period, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective, and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


            Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

In the following interview, Diego Franzin and Peter Wiley, members of the Pioneer Growth Opportunities Fund team, discuss the factors that influenced the Fund's performance during the six-month period ended June 30, 2008.

Q    How did the Fund perform during the six-month period ended June 30, 2008?

A Class A shares of the Fund produced a total return of -9.82% at net asset value during the six-month period ended June 30, 2008, trailing the -8.93% return of the benchmark, the Russell 2000 Growth Index (the Russell Index), over the same period. The Fund outperformed the -11.82% average return of the 618 funds in the Lipper Small-Cap Growth category over the same six-month period.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q How did the U.S. stock market perform during the six-months ended June 30, 2008?

A Investor sentiment was dampened by a litany of factors during the first half of 2008, leading to a decline in U.S. equities. Foremost among the issues pressuring stock prices were the ongoing housing and credit crises, the continued slowdown in the U.S. economy, the emergence of inflation pressures, and a spike in the price of oil above $140 a barrel.

     Although all segments of the market were negatively affected by this challenging backdrop, small-cap stocks finished the first half of the year ahead of their large-cap counterparts. In addition, domestic stocks outperformed international equities and the growth stocks outpaced value stocks. The result was that even though the Fund lost ground over the six-month period, it benefited from its focus on an area of the market that outperformed on a relative basis.

Q    Why did the Fund underperform its benchmark over the six-month period?

A The Fund benefited from strong stock selection in most of the ten major Russell Index sectors. In fact, the Fund's stock holdings outperformed in


4 Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08 seven of the ten major index sectors over the six months, during a period when nine of the ten sectors registered negative overall returns (the energy sector being the exception). Unfortunately, this was largely offset by the Fund's underperformance in energy. In managing the Fund, we employ a style known as "GARP," which stands for "growth at a reasonable price." This means that while we look for companies that are producing strong growth, we also pay strict attention to valuations. In energy, however, investors' rush to gain exposure to this hot sector led to outperformance for the most expensive stocks in the group. The result, in the short-term, was that the Fund was not invested in the right places within energy: while the energy stocks in the Russell Index returned 38%, those held in the Fund gained 15%.

     Another element of the Fund's positioning that detracted from performance in energy was its investments in refining stocks Frontier Oil and Holly. Oil is an input for refining companies, which turn crude into gasoline, diesel, and other refined products. Rising oil prices have hurt refiners by increasing their costs, a trend reflected in the downturn in refining stocks in recent months. Nevertheless, we believe the companies remain compelling long-term investments.

Q What holdings helped the Fund's performance during the six-month period ended June 30, 2008?

A Stock selection was most beneficial in the health care, consumer discretionary, and materials sectors.

     In health care, the Fund's holdings in biotechnology stocks performed well across the board, led by BioMarin Pharmaceutical, Martek Biosciences, and LifeCell, which was taken over at a premium in early June 2008.

     The consumer discretionary sector was an area in which good stock selection was essential, given that a large number of stocks were hit hard in the environment of slower economic growth. Our most important decision for the Fund was to hold no weighting in any stocks related to the troubled auto sector, which, in the small-cap space, typically represent the companies that supply parts to the major manufacturers. Stocks in that area generated very poor performance due to the significant slowdown in U.S. auto sales. Media was another segment of the consumer discretionary sector where our stock selection aided the Fund's performance. Here, the Fund benefited from a position in Marvel Entertainment, which produced two of the summer's biggest blockbuster movie hits: "Iron Man" and "The Incredible Hulk."

     In the materials sector, two steel companies -- AK Steel and Steel Dynamics -- both registered exceptional gains. Steel stocks soared in the first half of the year on the strength of higher prices and the continued surge in demand from the emerging markets.


            Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    5

Q    How have you been positioning the Fund on a sector basis?

A We strive to keep the Fund's sector weightings near those of the Russell Index benchmark, so that stock selection will be the primary driver of Fund performance. Having said this, we will opportunistically establish weightings above or below the benchmark in certain industries when fundamentals warrant. During the second half of 2007, for instance, we moved the Fund to an underweight in financial stocks. That decision, which was based on a challenging interest rate backdrop and a continued worsening of the global credit crisis, has paid off, given that the financials sector has underperformed the broader market by a wide margin. Most important, the Fund held no bank stocks or real estate investment trusts during the period, two of the worst-performing subsectors within financials. We have focused instead on asset managers, which tend to have stable cash flows even when the economy and markets are weak.

     On the opposite end of the spectrum, we have been finding the technology sector to be a source of opportunity for the Fund. We have avoided tech companies that are selling commoditized products and have focused instead on companies with favorable product cycles. Stocks of such companies tend to be in the best position to weather an economic downturn by virtue of their robust organic growth. Two Fund holdings that fit this description are Brocade Communications Systems, which manufactures switches that help corporations make more efficient use of their data storage capacity; and QLogic, which makes fiber-based network storage solutions. Both companies have been in the forefront of the trend known as "virtualization," by which companies seek to cut costs by making better use of their technology resources. This has been one of the areas within technology where spending has remained strong, boosting the shares of both Brocade and QLogic.

Q What is your take on the difficult market environment during the first half of 2008?

A Market volatility can be unsettling, particularly for investors with a short-term orientation. For longer-term investors, however, it can provide opportunities to purchase shares of attractive growth companies at reasonable valuations. We have not made significant additions to the Fund thus far due to the continued uncertainty in the global economy. However, as long-term investors, we have been doing extensive analysis on stocks not currently held in the Fund. The goal of the exercise is to have our "buy list" highly refined for the time when the economic cycle begins to turn. Once that occurs, we expect to see outperformance from the types of companies that typically do well early in the economic cycle. Those include retailers, which have been punished by the slowdown in economic growth. While investors continue to avoid the group for now, it is important to keep in mind that economic growth has now been slowing for four quarters, which means that retailers

6 Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08 have had a chance to get leaner by reducing their inventories and rationalizing their cost structures. Media stocks also represent an underperforming segment of the market where valuations are attractive and buying opportunities may prove abundant in time. We believe this level of preparation is essential at a time of extreme volatility for the broader market.

Q    Do you have any closing thoughts for investors?

A The past six months have been characterized by investors' intense focus on stocks that can capitalize on demand from overseas. In this environment, many attractive domestic plays have been overlooked. We believe it is possible that the situation could change if global growth begins to slow to a rate that is more in line with that of the United States. If that happens and investors indeed return their focus to the United States, it would likely work to the benefit of small-cap stocks, which is the asset class most sensitive to domestic growth.

     Overall, we believe our disciplined investment process and focus on individual stock selection will enable the Fund to take advantage of opportunities that have been created by the downdraft in the U.S. stock market. We remain focused on finding stocks with sustainable growth and reasonable valuations, a strategy that we believe will help us identify stocks that can outperform in both up and down markets.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


            Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    7

Portfolio Summary | 6/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                               75.7%
Temporary Cash Investments                       21.4%
Depositary Receipts for International Stocks      2.9%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                           26.6%
Industrials                                      19.6%
Health Care                                      19.6%
Consumer Discretionary                           13.3%
Energy                                           12.9%
Materials                                         3.2%
Financials                                        2.3%
Consumer Staples                                  1.8%
Telecommunication Services                        0.7%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.       Comstock Resources, Inc.                 1.20%
 2.       Mentor Graphics Corp.                    1.09
 3.       St. Mary Land & Exploration Co.          1.08
 4.       Thoratec Corp.                           1.05
 5.       Delta Petroleum Corp.                    1.01
 6.       Cardiome Pharma Corp.                    0.97
 7.       Jabil Circuit, Inc.                      0.95
 8.       Petroquest Energy, Inc.                  0.94
 9.       Contango Oil & Gas Co.                   0.93
10.       Berry Petroleum Co.                      0.90

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

Prices and Distributions | 6/30/08

Net Asset Value Per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                            6/30/08           12/31/07
--------------------------------------------------------------------------------
       A                             $ 22.76            $ 25.24
--------------------------------------------------------------------------------
       B                             $ 20.06            $ 22.42
--------------------------------------------------------------------------------
       C                             $ 20.22            $ 22.57
--------------------------------------------------------------------------------
       Y                             $ 23.13            $ 25.59
--------------------------------------------------------------------------------


Distributions Per Share: 1/1/08-6/30/08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Net Investment       Short-Term        Long-Term
    Class              Income           Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A               $ --                $ --              $ --
--------------------------------------------------------------------------------
       B               $ --                $ --              $ --
--------------------------------------------------------------------------------
       C               $ --                $ --              $ --
--------------------------------------------------------------------------------
       Y               $ --                $ --              $ --
--------------------------------------------------------------------------------


Index Definitions
--------------------------------------------------------------------------------
The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.


            Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    9

Performance Update | 6/30/08                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund at public offering price, compared to that of the Russell 2000 Growth Index.


Average Annual Total Returns
(As of June 30, 2008)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
10 Years                              1.08%         0.51%
5 Years                               7.27          6.00
1 Year                              -19.10        -23.74
------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2008)
------------------------------------------------------------------
                                    Gross         Net
------------------------------------------------------------------
                                      1.20%         1.20%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer
               Growth
            Opportunities         Russell 2000
                Fund              Growth Index
6/98            9,425                10,000
                7,887                10,830
6/00            8,452                13,904
               10,378                10,659
6/02            8,292                 7,994
                7,407                 8,049
6/04            9,813                10,588
               10,910                11,042
6/06           11,482                12,652
               13,004                14,781
6/08           10,521                13,180


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class A shares of the Fund prior to December 10, 2004 is the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of June 30, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
10 Years                                0.19%          0.19%
5 Years                                 6.18           6.18
1 Year                                -20.20         -23.08
----------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                      Gross          Net
----------------------------------------------------------------
                                        2.43%          2.43%
----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer
               Growth
            Opportunities         Russell 2000
                Fund              Growth Index
6/98           10,000               10,000
                8,271               10,830
6/00            8,794               13,904
               10,740               10,659
6/02            8,519                7,994
                7,552                8,049
6/04            9,929               10,588
               10,952               11,042
6/06           11,403               12,652
               12,771               14,781
6/08           10,190               13,180


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class B shares of the Fund prior to December 10, 2004 is the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    11

Performance Update | 6/30/08                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of June 30, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
Life-of-Class
(4/30/00)                               1.17%          1.17%
5 Years                                 6.32           6.32
1 Year                                -20.08         -20.08
----------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                      Gross          Net
----------------------------------------------------------------
                                        2.25%          2.25%
----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer
               Growth
            Opportunities         Russell 2000
                Fund              Growth Index
4/00           10,000               10,000
                9,430               10,303
6/01           11,508                7,898
                9,130                5,923
6/03            8,098                5,964
               10,647                7,846
6/05           11,752                8,182
               12,279                9,375
6/07           13,762               10,953
6/08           10,999                9,766


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class C shares of the Fund prior to December 10, 2004 is the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of predecessor fund. If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of June 30, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                               1.23%          1.23%
 5 Years                                7.57           7.57
 1 Year                               -18.75         -18.75
----------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                      Gross          Net
----------------------------------------------------------------
                                        0.74%          0.74%
----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer
               Growth
            Opportunities         Russell 2000
                Fund              Growth Index
6/98           10,000               10,000
                8,350               10,830
6/00            8,948               13,904
               10,987               10,659
6/02            8,779                7,994
                7,842                8,049
6/04           10,389               10,588
               11,550               11,042
6/06           12,200               12,652
               13,903               14,781
6/08           11,296               13,180


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class Y shares prior to December 10, 2004 is the performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in any applicable sales charges (but not differences in expenses, including Rule 12b-1 fees). This adjustment has the effect of reducing the previously reported performance of predecessor fund. If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities Fund

Based on actual returns from January 1, 2008 through June 30, 2008.

---------------------------------------------------------------------------------------
 Share Class                  A                B                C                Y
---------------------------------------------------------------------------------------
 Beginning Account       $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value On 1/1/08
---------------------------------------------------------------------------------------
 Ending Account            $901.80          $894.70          $895.90          $903.90
 Value On 6/30/08
---------------------------------------------------------------------------------------
 Expenses Paid               $5.82           $13.10           $11.83           $3.60
 During Period*
---------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.23%, 2.78%, 2.51% and 0.76% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.


14    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2008 through June 30, 2008.

---------------------------------------------------------------------------------------
 Share Class                  A                B                C                Y
---------------------------------------------------------------------------------------
 Beginning Account       $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value On 1/1/08
---------------------------------------------------------------------------------------
 Ending Account          $1,018.75        $1,011.04        $1,012.38        $1,012.08
 Value On 6/30/08
---------------------------------------------------------------------------------------
 Expenses Paid               $6.17           $13.90           $12.56            $3.82
 During Period*
---------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.23%, 2.78%, 2.51% and 0.76% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    15

Schedule of Investments | 6/30/08 (unaudited)

---------------------------------------------------------------------------
 Shares                                                        Value
---------------------------------------------------------------------------
               COMMON STOCKS -- 97.8%
               ENERGY -- 12.6%
               Oil & Gas Equipment And Services -- 1.8%
    42,000     Dril-Quip, Inc.*                                $  2,646,000
    42,000     Global Industries, Ltd.*                             753,060
    61,400     Trico Marine Services, Inc.*(b)                    2,236,188
                                                               ------------
                                                               $  5,635,248
---------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 10.8%
    39,300     Arena Resources, Inc.*                          $  2,075,826
    59,900     Atlas Energy Resources LLC                         2,285,185
    58,300     ATP Oil & Gas Corp.*                               2,301,101
    46,700     Berry Petroleum Co.*(b)                            2,749,696
    43,500     Comstock Resources, Inc.*                          3,672,705
    30,400     Contango Oil & Gas Co.*                            2,824,768
   120,600     Delta Petroleum Corp.*(b)                          3,077,712
    16,900     Encore Acquisition Co.*                            1,270,711
    70,200     McMoRan Exploration Co.*(b)                        1,931,904
   106,900     Petroquest Energy, Inc.*(b)                        2,875,610
    35,100     Plains Exploration and Product Co.*                2,561,247
    50,900     St. Mary Land & Exploration Co.                    3,290,176
    46,200     W&T Offshore, Inc.*                                2,703,162
                                                               ------------
                                                               $ 33,619,803
                                                               ------------
               Total Energy                                    $ 39,255,051
---------------------------------------------------------------------------
               MATERIALS -- 3.1%
               Aluminum -- 0.4%
    26,200     KAISER Aluminum Corp.*                          $  1,402,486
---------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 0.9%
    54,900     Terra Industries, Inc. (b)                      $  2,709,315
---------------------------------------------------------------------------
               Steel -- 1.8%
    20,100     AK Steel Holding Corp. (b)                      $  1,386,900
    13,700     Cleveland-Cliffs, Inc. (b)                         1,632,903
    68,900     Steel Dynamics, Inc. (b)                           2,691,923
                                                               ------------
                                                               $  5,711,726
                                                               ------------
               Total Materials                                 $  9,823,527
---------------------------------------------------------------------------
               CAPITAL GOODS -- 10.6%
               Aerospace & Defense -- 2.6%
    22,300     Alliant Techsystems, Inc.*(b)                   $  2,267,464
    78,400     Orbital Sciences Corp.*                            1,847,104
    42,400     Teledyne Technologies, Inc.*                       2,068,696
    58,000     TransDigm Group, Inc.*                             1,948,220
                                                               ------------
                                                               $  8,131,484
---------------------------------------------------------------------------
               Construction & Engineering -- 0.8%
    40,700     Shaw Group, Inc.*                               $  2,514,853
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

-----------------------------------------------------------------------------------
 Shares                                                                Value
-----------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 1.2%
    35,600     AGCO Corp.*(b)                                          $  1,865,796
    58,700     The Manitowoc Co., Inc.                                    1,909,511
                                                                       ------------
                                                                       $  3,775,307
-----------------------------------------------------------------------------------
               Electrical Component & Equipment -- 2.2%
    48,200     Acuity Brands, Inc. (b)                                 $  2,317,456
    15,900     Belden CDT, Inc. (b)                                         538,692
    92,800     Graftech International, Ltd.*                              2,489,824
    36,100     Regal-Beloit Corp.                                         1,525,225
                                                                       ------------
                                                                       $  6,871,197
-----------------------------------------------------------------------------------
               Industrial Conglomerates -- 1.0%
   335,310     Cardiome Pharma Corp.*                                  $  2,950,728
-----------------------------------------------------------------------------------
               Industrial Machinery -- 2.8%
    68,700     Applied Power, Inc.*                                    $  2,153,745
    48,947     Dynamic Materials Corp.                                    1,612,804
    63,600     Graco, Inc. (b)                                            2,421,252
    34,500     Nordson Corp.*                                             2,514,705
                                                                       ------------
                                                                       $  8,702,506
                                                                       ------------
               Total Capital Goods                                     $ 32,946,075
-----------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 6.5%
               Commercial Printing -- 0.9%
    66,200     Cenevo, Inc.*                                           $    646,774
   112,500     Deluxe Corp. (b)                                           2,004,750
                                                                       ------------
                                                                       $  2,651,524
-----------------------------------------------------------------------------------
               Diversified Commercial Services -- 2.4%
    38,200     Corporate Executive Board Co.                           $  1,606,310
    64,400     Geoeye, Inc.*                                              1,140,524
    16,200     Huron Consulting Group, Inc.*(b)                             734,508
    53,800     The Advisory Board Co.*(b)                                 2,115,954
    22,300     The Dun & Bradstreet Corp.                                 1,954,372
                                                                       ------------
                                                                       $  7,551,668
-----------------------------------------------------------------------------------
               Environmental & Facilities Services -- 0.7%
    75,600     Republic Services, Inc.                                 $  2,245,320
-----------------------------------------------------------------------------------
               Human Resource & Employment Services -- 0.5%
    60,700     Robert Half International, Inc.                         $  1,454,979
-----------------------------------------------------------------------------------
               Office Services & Supplies -- 2.0%
   131,800     American Reprographics Co.*                             $  2,194,470
   166,300     Knoll, Inc.                                                2,020,545
    86,400     Miller (Herman), Inc.                                      2,150,496
                                                                       ------------
                                                                       $  6,365,511
                                                                       ------------
               Total Commercial Services & Supplies                    $ 20,269,002
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    17

---------------------------------------------------------------------------
 Shares                                                        Value
---------------------------------------------------------------------------
               TRANSPORTATION -- 2.1%
               Air Freight & Couriers -- 0.6%
  40,100       Atlas Air Worldwide Holdings, Inc.*            $  1,983,346
---------------------------------------------------------------------------
               Marine -- 0.7%
  45,400       Kirby Corp.*                                   $  2,179,200
---------------------------------------------------------------------------
               Trucking -- 0.8%
  71,600       J.B. Hunt Transport Services, Inc.*(b)         $  2,382,848
                                                              ------------
               Total Transportation                           $  6,545,394
---------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 4.1%
               Apparel, Accessories & Luxury Goods -- 1.4%
  65,700       Fossil, Inc.*(b)                               $  1,909,899
  98,136       True Religion Apparel, Inc*(b)                    2,615,324
                                                              ------------
                                                              $  4,525,223
---------------------------------------------------------------------------
               Footwear -- 1.5%
  17,900       Deckers Outdoor Corp.*                         $  2,491,680
  85,100       Wolverine World Wide, Inc.                        2,269,617
                                                              ------------
                                                              $  4,761,297
---------------------------------------------------------------------------
               Household Appliances -- 0.7%
  41,300       Snap-On, Inc.                                  $  2,148,013
---------------------------------------------------------------------------
               Housewares & Specialties -- 0.5%
  44,100       Tupperware Brands Corp.                        $  1,509,102
                                                              ------------
               Total Consumer Durables & Apparel              $ 12,943,635
---------------------------------------------------------------------------
               CONSUMER SERVICES -- 3.3%
               Casinos & Gaming -- 1.0%
  52,300       Bally Technologies, Inc.*                      $  1,767,740
  45,300       WMS Industries, Inc.*                             1,348,581
                                                              ------------
                                                              $  3,116,321
---------------------------------------------------------------------------
               Education Services -- 2.3%
  43,500       DeVry, Inc. (b)                                $  2,332,470
  26,800       ITT Educational Services, Inc.*                   2,214,484
  12,400       Strayer Education, Inc. (b)                       2,592,468
                                                              ------------
                                                              $  7,139,422
                                                              ------------
               Total Consumer Services                        $ 10,255,743
---------------------------------------------------------------------------
               MEDIA -- 2.2%
               Movies & Entertainment -- 0.7%
  69,600       Marvel Entertainment, Inc.*(b)                 $  2,236,944
---------------------------------------------------------------------------
               Publishing -- 1.5%
  90,600       Interactive Data Corp.                         $  2,276,778
  33,300       Morningstar, Inc.*                                2,398,599
                                                              ------------
                                                              $  4,675,377
                                                              ------------
               Total Media                                    $  6,912,321
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

---------------------------------------------------------------------------
 Shares                                                        Value
---------------------------------------------------------------------------
               RETAILING -- 3.3%
               Apparel Retail -- 2.6%
    34,300     Abercrombie & Fitch Co. (b)                    $  2,149,924
    73,450     Aeropostale, Inc.*(b)                             2,301,189
    43,300     J. Crew Group, Inc.*(b)                           1,429,333
    52,500     The Buckle, Inc.*(b)                              2,400,825
                                                              ------------
                                                              $  8,281,271
---------------------------------------------------------------------------
               Internet Retail -- 0.7%
    18,500     Priceline.com, Inc.*(b)                        $  2,136,010
                                                              ------------
               Total Retailing                                $ 10,417,281
---------------------------------------------------------------------------
               FOOD BEVERAGE & TOBACCO -- 0.3%
               Agricultural Products -- 0.3%
    56,800     Darling International, Inc.*                   $    938,336
                                                              ------------
               Total Food Beverage & Tobacco                  $    938,336
---------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 1.4%
               Household Products -- 0.7%
    38,100     Church & Dwight Co., Inc. (b)                  $  2,146,935
---------------------------------------------------------------------------
               Personal Products -- 0.7%
    36,300     Chattem, Inc.*(b)                              $  2,361,315
                                                              ------------
               Total Household & Personal Products            $  4,508,250
---------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 8.5%
               Health Care Equipment -- 2.4%
    48,000     Kinetic Concepts, Inc.*(b)                     $  1,915,680
    86,200     Mentor Corp. (b)                                  2,398,084
   185,000     Thoratec Corp.*                                   3,217,150
                                                              ------------
                                                              $  7,530,914
---------------------------------------------------------------------------
               Health Care Facilities -- 1.3%
   276,200     Health Management Associates, Inc.*            $  1,798,062
    76,300     VCA Antech, Inc.*                                 2,119,614
                                                              ------------
                                                              $  3,917,676
---------------------------------------------------------------------------
               Health Care Services -- 2.6%
    48,500     Amedisys, Inc.*(b)                             $  2,445,370
    47,000     DaVita, Inc.*                                     2,497,110
   215,900     Nighthawk Radiology Holdings, Inc.*(b)            1,528,572
    36,200     Pediatrix Medical Group, Inc.*                    1,782,126
                                                              ------------
                                                              $  8,253,178
---------------------------------------------------------------------------
               Health Care Supplies -- 1.4%
   101,800     Cynosure, Inc.*(b)                             $  2,017,676
    52,800     West Pharmaceuticals Services, Inc.               2,285,184
                                                              ------------
                                                              $  4,302,860
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    19

---------------------------------------------------------------------------
 Shares                                                        Value
---------------------------------------------------------------------------
               Health Care Technology -- 0.8%
   102,000     IMS Health, Inc.                               $  2,376,600
                                                              ------------
               Total Health Care Equipment & Services         $ 26,381,228
---------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 10.7%
               Biotechnology -- 4.7%
   194,200     Alkermes, Inc.*                                $  2,400,312
    66,800     BioMarin Pharmaceutical, Inc.*(b)                 1,935,864
   133,100     Cubist Pharmaceuticals, Inc.*                     2,377,166
    66,600     Martek Biosciences Corp.*(b)                      2,245,086
    21,100     Omrix Biopharmaceuticals, Inc.*(b)                  332,114
    64,000     OSI Pharmaceuticals, Inc.*(b)                     2,644,480
    26,100     United Therapeutics Corp.*(b)                     2,551,275
                                                              ------------
                                                              $ 14,486,297
---------------------------------------------------------------------------
               Life Sciences Tools & Services -- 3.2%
    45,300     Advanced Magnetics, Inc.*                      $  1,544,730
    19,500     Dionex Corp.*                                     1,294,215
    91,400     Parexel International Corp.*                      2,404,734
    32,700     Techne Corp.*                                     2,530,653
    44,100     Varian, Inc.*                                     2,251,746
                                                              ------------
                                                              $ 10,026,078
---------------------------------------------------------------------------
               Pharmaceuticals -- 2.8%
    99,900     Endo Pharmaceuticals Holdings, Inc.*           $  2,416,581
   112,400     Sciele Pharma, Inc.*(b)                           2,174,940
   240,900     ViroPharma, Inc.*                                 2,664,354
    38,800     Xenoport, Inc.*                                   1,514,364
                                                              ------------
                                                              $  8,770,239
                                                              ------------
               Total Pharmaceuticals & Biotechnology          $ 33,282,614
---------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 2.2%
               Asset Management & Custody Banks -- 0.8%
    69,800     Waddell & Reed Financial, Inc.*                $  2,443,698
---------------------------------------------------------------------------
               Investment Banking & Brokerage -- 1.4%
    60,900     Investment Technology Group, Inc.*             $  2,037,714
   107,800     OptionsXpress Holdings, Inc.*                     2,408,252
                                                              ------------
                                                              $  4,445,966
                                                              ------------
               Total Diversified Financials                   $  6,889,664
---------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 13.6%
               Application Software -- 7.5%
    51,400     Ansys, Inc.*(b)                                $  2,421,968
    68,200     Concur Technologies, Inc.*                        2,266,286
   142,200     Informatica Corp.*(b)                             2,138,688
   210,900     Mentor Graphics Corp.*(b)                         3,332,220
    32,800     MicroStrategy, Inc.*                              2,123,800
    87,800     Net 1 UEPS Technologies, Inc.*                    2,133,540

The accompanying notes are an integral part of these financial statements.

20    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

---------------------------------------------------------------------------
 Shares                                                        Value
---------------------------------------------------------------------------
               Application Software -- (continued)
   151,100     Quest Software, Inc.*                          $  2,237,791
    47,900     SPSS, Inc.*(b)                                    1,742,123
    96,100     Synopsys, Inc.*                                   2,297,751
   350,400     TIBCO Software, Inc.*(b)                          2,680,560
                                                              ------------
                                                              $ 23,374,727
---------------------------------------------------------------------------
               Data Processing & Outsourced Services -- 0.8%
   105,900     Neustar, Inc.*(b)                              $  2,283,204
---------------------------------------------------------------------------
               Internet Software & Services -- 2.5%
    68,700     Digital River, Inc.*                           $  2,650,446
   189,200     DivX, Inc.*(b)                                    1,388,728
    93,700     J2 Global Communications, Inc.*                   2,155,100
   148,800     Loopnet, Inc.*(b)                                 1,681,440
                                                              ------------
                                                              $  7,875,714
---------------------------------------------------------------------------
               It Consulting & Other Services -- 0.5%
    79,100     Gartner Group, Inc.*(b)                        $  1,638,952
---------------------------------------------------------------------------
               Systems Software -- 2.3%
   140,800     Commvault Systems, Inc.*                       $  2,342,912
   277,900     Falconstor Software, Inc.*(b)                     1,967,532
    25,700     McAfee, Inc.*                                       874,571
    81,200     Progress Software Corp.*(b)                       2,076,284
                                                              ------------
                                                              $  7,261,299
                                                              ------------
               Total Software & Services                      $ 42,433,896
---------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 9.0%
               Communications Equipment -- 4.6%
   303,400     Brocade Communications Systems, Inc.*          $  2,500,016
    45,400     CommScope, Inc.*                                  2,395,758
    54,500     Comtech Telecommunications Corp.*                 2,670,500
    80,400     F5 Networks, Inc.*                                2,284,968
    97,300     Interdigital, Inc.*(b)                            2,366,336
    88,400     Polycom, Inc.*(b)                                 2,153,424
                                                              ------------
                                                              $ 14,371,002
---------------------------------------------------------------------------
               Computer Hardware -- 0.7%
    96,000     Teradata Corp.*                                $  2,221,440
---------------------------------------------------------------------------
               Computer Storage & Peripherals -- 2.2%
   219,000     Novatel Wireless, Inc.*(b)                     $  2,437,470
   159,800     Qlogic Corp.*(b)                                  2,331,482
    49,400     Synaptics, Inc.*(b)                               1,863,862
                                                              ------------
                                                              $  6,632,814
---------------------------------------------------------------------------
               Electronic Equipment & Instruments -- 0.6%
    18,600     Itron, Inc.*                                   $  1,829,310
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    21

-------------------------------------------------------------------------------
 Shares                                                            Value
-------------------------------------------------------------------------------
               Electronic Manufacturing Services -- 0.9%
   175,800     Jabil Circuit, Inc.                                 $  2,884,878
                                                                   ------------
               Total Technology Hardware & Equipment               $ 27,939,444
-------------------------------------------------------------------------------
               SEMICONDUCTORS -- 3.6%
               Semiconductor Equipment -- 1.2%
    44,300     Advanced Energy Industries, Inc.*                   $    606,910
    93,100     MKS Instruments, Inc.*(b)                              2,038,890
    34,600     Varian Semiconductor Equipment Associates, Inc.*       1,204,772
                                                                   ------------
                                                                   $  3,850,572
-------------------------------------------------------------------------------
               Semiconductors -- 2.4%
   114,200     National Semiconductor Corp.                        $  2,345,668
   162,700     Omnivision Technologies, Inc.*(b)                      1,967,043
   106,100     Sigma Designs, Inc.*(b)                                1,473,729
   417,900     Trident Microsystems, Inc.*                            1,525,335
                                                                   ------------
                                                                   $  7,311,775
                                                                   ------------
               Total Semiconductors                                $ 11,162,347
-------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 0.7%
               Alternative Carriers -- 0.7%
   134,500     Time Warner Telecom, Inc.*(b)                       $  2,156,035
                                                                   ------------
               Total Telecommunication Services                    $  2,156,035
-------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $301,477,338)                                 $305,059,843
-------------------------------------------------------------------------------
Principal
Amount
-------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 26.6%
               Repurchase Agreements -- 2.3%
$ 1,420,000    Bank of America, 2.2%, dated 6/30/08, repurchase price of
               $1,420,000 plus accrued interest on 7/1/08 collateralized
               by $3,835,610 Federal National Mortgage Association,
               5.5%, 6/1/33                                        $  1,420,000
  1,420,000    Barclays Plc, 2.27%, dated 6/30/08, repurchase price of
               $1,420,000 plus accrued interest on 7/2/08 collateralized
               by the following:
                 $863,274 Federal Home Loan Mortgage Corp.,
                   4.171 - 6.27%, 12/1/34 - 10/1/37
                 $887,065 Federal National Mortgage Association,
                   4.024 - 6.082%, 8/1/36 - 2/1/48                    1,420,000

The accompanying notes are an integral part of these financial statements.

22    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

-------------------------------------------------------------------------------------------
Principal
Amount                                                                      Value
-------------------------------------------------------------------------------------------
               Repurchase Agreements -- (continued)
$ 1,435,000    Deutsche Bank, 2.3%, dated 6/30/08, repurchase price of
               $1,435,000 plus accrued interest on 7/1/08 collateralized
               by the following:
                 $353,592 Federal National Mortgage Association (ARM),
                   4.708 - 5.887%, 12/1/13 - 3/1/37
                 $268,122 Federal Home Loan Mortgage Corp.,
                   4.703 - 4.704%, 12/1/35 - 3/1/35
                 $1,102,196 Freddie Mac Giant, 4.5 - 7.0%,
                   10/1/34 - 5/1/38
                 $591,899 U.S Treasury Strip, 0.0%, 8/15/22                 $  1,435,000
  1,420,000    JP Morgan, 2.26%, dated 6/30/08, repurchase price of
               $1,420,000 plus accrued interest on 7/1/08 collateralized
               by $1,578,991 Federal National Mortgage Association,
               4.5 - 6.5%, 3/1/23 - 5/1/38                                     1,420,000
  1,420,000    Merrill Lynch, 2.5%, dated 6/30/08, repurchase price of
               $1,420,000 plus accrued interest on 7/1/08 collateralized
               by $1,772,703 Federal Home Loan Mortgage Corp.,
               5.065 - 6.025%, 9/1/36 - 4/1/38                                 1,420,000
                                                                            ------------
                                                                            $  7,115,000
                                                                            ------------
               Total Repurchase Agreements                                  $  7,115,000
-------------------------------------------------------------------------------------------
               Securities Lending Collateral -- 24.3% (c)
               Certificates of Deposit:
  1,552,713    American Express, 2.72, 8/8/08                               $  1,552,713
  1,162,211    Bank of America, 2.88%, 8/11/08                                 1,162,211
  1,162,211    Citibank, 2.85%, 7/29/08                                        1,162,211
    418,506    Banco Santander NY, 2.80%, 10/7/08                                418,506
  1,163,379    Banco Santander NY, 3.09%, 12/22/08                             1,163,379
  1,161,818    Bank of Nova Scotia, 3.18%, 5/05/09                             1,161,818
    581,105    Bank of Scotland NY, 2.73%, 7/11/08                               581,105
    581,105    Bank of Scotland NY, 2.72%, 8/15/08                               581,105
    417,928    Bank of Scotland NY, 2.89%, 11/4/08                               417,928
    580,721    Bank of Scotland NY, 3.03%, 9/26/08                               580,721
  2,091,977    Barclays Bank, 3.18%, 5/27/09                                   2,091,977
  1,743,334    Bank Bovespa NY, 2.705%, 8/8/08                                 1,743,334
  1,162,211    BNP Paribas NY, 2.88%, 7/23/08                                  1,162,211
    697,337    Calyon NY, 2.85%, 8/25/08                                         697,337
    976,257    Calyon NY, 2.64%, 9/29/08                                         976,257
    368,616    Calyon NY, 2.69%, 01/16/09                                        368,616
    964,634    Commonwealth Bank of Australia NY, 2.63%, 7/11/08                 964,634
    976,257    Deutsche Bank Financial, 2.72%, 7/30/08                           976,257
    464,927    Deutsche Bank Financial, 2.72%, 8/4/08                            464,927
    953,017    Dexia Bank NY, 2.69%, 8/7/08                                      953,017
    232,428    Dexia Bank NY, 2.65%, 08/12/08                                    232,428

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    23

------------------------------------------------------------------------------
Principal
Amount                                                            Value
------------------------------------------------------------------------------
               Certificates of Deposit -- (continued)
$ 861,174      Dexia Bank NY, 3.37%, 09/29/08                     $    861,174
2,091,979      DNB NOR Bank ASA NY, 2.90%, 6/8/09                    2,091,979
   99,834      Fortis, 3.11%, 09/30/08                                  99,834
2,129,170      Intesa SanPaolo S.p.A., 2.72%, 5/22/09                2,129,170
1,013,447      Lloyds Bank, 2.61%, 7/11/08                           1,013,447
  581,105      Lloyds Bank, 2.61%, 8/18/08                             581,105
  790,303      Natixis, 2.83%, 8/4/08                                  790,303
1,162,211      NORDEA NY, 2.81%, 8/29/08                             1,162,211
  134,290      NORDEA NY, 2.72%, 4/9/09                                134,290
  111,382      NORDEA NY, 2.73%, 12/01/08                              111,382
  185,913      Rabobank Nederland NY, 2.37%, 8/29/08                   185,913
  581,105      Royal Bank of Canada NY, 2.57%, 7/15/08                 581,105
1,162,231      Royal Bank of Canada NY, 2.6%, 9/5/08                 1,162,231
  697,326      Bank of Scotland NY, 2.7%, 8/1/08                       697,326
  697,816      Bank of Scotland NY, 2.96%, 11/3/08                     697,816
  448,615      Skandinavian Enskilda Bank NY, 2.70%, 7/17/08           448,615
  134,715      Skandinavian Enskilda Bank NY, 3.18%, 09/22/08          134,715
  231,874      Skandinavian Enskilda Bank NY, 3.06%, 02/13/09          231,874
  464,886      Svenska Bank NY, 2.70%, 7/17/08                         464,886
  964,634      Svenska Bank NY, 2.55%, 7/11/08                         964,634
1,464,385      Toronto Dominion Bank NY, 2.77%, 9/5/08               1,464,385
  697,326      Toronto Dominion Bank NY, 2.75%, 11/5/08                697,326
  231,935      Wachovia, 3.62%, 10/28/08                               231,935
                                                                  ------------
                                                                  $ 36,350,347
------------------------------------------------------------------------------
               Commercial Paper:
  357,211      Bank of America, 2.70%, 8/26/08                    $    357,211
  463,518      Bank of America, 2.60%, 8/11/08                         463,518
  348,403      CBA, 2.70%, 7/11/08                                     348,403
  926,533      CBA, 2.88%, 8/18/08                                     926,533
  232,312      Deutsche Bank Financial, 2.72%, 7/9/08                  232,312
  232,072      HSBC, 2.89% 7/21/08                                     232,072
1,154,685      HSBC, 2.88%, 9/29/08                                  1,154,685
  926,886      ING Funding, 2.70%, 8/13/08                             926,886
  348,414      Natixis, 2.87%, 7/10/08                                 348,414
  348,078      Natixis, 2.87%, 7/21/08                                 348,078
  286,425      PARFIN, 3.18%, 8/1/08                                   286,425
  460,603      Royal Bank of Scotland, 2.66%, 10/21/08                 460,603
  232,423      Societe Generale, 2.98%, 7/2/08                         232,423
  579,743      Societe Generale, 2.93%, 7/30/08                        579,743
  463,569      Societe Generale, 3.18%, 8/5/08                         463,569
  926,249      Societe Generale, 3.18%, 8/22/08                        926,249
  463,516      SVSS NY, 3.18%, 8/11/08                                 463,516
  221,119      Bank Bovespa NY, 2.79%, 3/12/09                         221,119
1,045,751      General Electric Capital Corp., 2.77%, 1/5/09         1,045,751

The accompanying notes are an integral part of these financial statements.

24    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

------------------------------------------------------------------------------
Principal
Amount                                                            Value
------------------------------------------------------------------------------
               Commercial Paper -- (continued)
$  1,161,782   General Electric Capital Corp., 2.82%, 3/16/09     $  1,161,782
     429,792   IBM, 3.18%, 2/13/09                                     429,792
   1,162,211   IBM, 3.18%, 6/26/09                                   1,162,211
   2,091,979   Met Life Global Funding, 3.16%, 6/12/09               2,091,979
   1,975,758   WestPac, 3.18%, 6/1/09                                1,975,758
                                                                  ------------
                                                                  $ 16,839,031
------------------------------------------------------------------------------
               Mutual Funds:
   1,394,653   BlackRock Liquidity Money Market Fund, 3.18%       $  1,394,653
   1,813,745   Dreyfus Preferred Money Market Fund, 3.18%            1,813,745
                                                                  ------------
                                                                  $  3,208,398
------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
   4,943,507   Deutsche Bank, 2.5%, 7/1/08                        $  4,943,507
  13,946,524   Lehman Brothers, 2.65%, 7/1/08                       13,946,524
                                                                  ------------
                                                                  $ 18,890,031
------------------------------------------------------------------------------
               Other:
     577,981   ABS CFAT 2008-A A1, 3.005%, 4/27/09                $    577,981
                                                                  ------------
               Total Securities Lending Collateral                $ 75,865,787
------------------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $82,980,787)                                 $ 82,980,787
------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 124.3%
               (Cost $384,458,125) (a)                            $388,040,630
------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (24.3)%            $(75,972,297)
------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                         $312,068,333
===============================================================================

*    Non-income producing security.

(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $384,886,985 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost          $ 32,243,324
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value           (29,089,679)
                                                                  ------------
       Net unrealized gain                                        $  3,153,645
                                                                  ============

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    25

(b)    At June 30, 2008, the following securities were out on loan:

----------------------------------------------------------------------------
    Shares         Security                                Market Value
----------------------------------------------------------------------------
      35,000     AGCO Corp.*                             $ 1,774,500
      15,000     AK Steel Holding Corp.                    1,023,150
       1,000     Abercrombie & Fitch Co.                      64,100
      47,000     Acuity Brands, Inc.                       2,339,190
      34,400     The Advisory Board Co.*                   1,354,672
       9,000     Aeropostale, Inc.*                          289,170
       2,500     Alliant Techsystems, Inc.*                  248,800
       7,000     Amedisys, Inc.*                             351,610
      50,000     Ansys, Inc.*                              2,331,500
      13,600     Belden CDT, Inc.                            463,624
       4,350     Berry Petroleum Co.*                        251,213
      42,000     BioMarin Pharmaceutical, Inc.*            1,261,680
       2,000     The Buckle, Inc.*                            91,800
      34,900     Chattem, Inc.*                            2,353,307
      11,100     Church & Dwight Co., Inc.                   620,268
      12,500     Cleveland-Cliffs, Inc.                    1,391,500
         400     Cynosure, Inc.*                               8,040
     119,300     Delta Petroleum Corp.*                    2,970,570
      56,000     Deluxe Corp.                              1,006,880
      14,700     DeVry, Inc.                                 899,493
      25,000     DivX, Inc.*                                 188,000
     275,100     Falconstor Software, Inc.*                1,975,218
      19,300     Fossil, Inc.*                               577,456
       2,000     Gartner Group, Inc.*                         41,700
      62,900     Graco, Inc.                               2,417,247
      70,000     J.B. Hunt Transport Services, Inc.*       2,310,000
       4,400     Huron Consulting Group, Inc.*               195,580
       5,000     Informatica Corp.*                           78,650
      81,200     Interdigital, Inc.*                       2,017,008
      42,800     J. Crew Group, Inc.*                      1,398,276
      11,000     Kinetic Concepts, Inc.*                     434,720
     147,300     Loopnet, Inc.*                            1,640,922
       3,100     MKS Instruments, Inc.*                       69,254
      65,900     Martek Biosciences Corp.*                 2,236,646
      68,200     Marvel Entertainment, Inc.*               2,607,009
      68,950     McMoRan Exploration Co.*                  1,970,230
      84,700     Mentor Corp.                              2,253,020
      46,900     Mentor Graphics Corp.*                      745,241
      13,800     Neustar, Inc.*                              299,322
     213,500     Nighthawk Radiology Holdings, Inc.*       1,552,145

The accompanying notes are an integral part of these financial statements.

26    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

----------------------------------------------------------------------------
    Shares         Security                                Market Value
----------------------------------------------------------------------------
     216,200     Novatel Wireless, Inc.*                 $ 2,380,362
       5,000     OSI Pharmaceuticals, Inc.*                  203,850
      47,000     Omrix Biopharmaceuticals, Inc.*             745,420
     160,000     Omnivision Technologies, Inc.*            1,969,600
      90,000     Petroquest Energy, Inc.*                  2,350,800
      30,000     Polycom, Inc.*                              746,400
      17,950     Priceline.com, Inc.*                      2,271,110
       3,500     Progress Software Corp.*                     90,475
      28,000     Qlogic Corp.*                               408,520
       5,000     SPSS, Inc.*                                 182,750
      21,200     Sciele Pharma, Inc.*                      2,141,712
     134,700     Sigma Designs, Inc.*                      1,496,007
      26,000     Steel Dynamics, Inc.                        998,660
       3,500     Strayer Education, Inc.                     783,825
      48,800     Synaptics, Inc.*                          1,872,456
      21,400     Time Warner Telecom, Inc.*                  346,252
      54,000     Terra Industries, Inc.                    2,718,900
     242,000     TIBCO Software, Inc.*                     1,841,620
      60,400     Trico Marine Services, Inc.*              2,195,540
      46,170     True Religion Apparel, Inc*               1,235,509
       6,000     United Therapeutics Corp.*                  578,700
----------------------------------------------------------------------------
                 Total                                   $73,661,179
============================================================================

(c)    Securities lending collateral is managed by Credit Suisse.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2008 aggregated $272,166,286 and $334,505,082, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    27

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                                                                    Other
                                                   Investments      Financial
Valuation Inputs                                   in Securities    Instruments*
--------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                           $305,059,843      $--
 Level 2 -- Other Significant Observable Inputs       82,980,787       --
 Level 3 -- Significant Unobservable Inputs                   --       --
--------------------------------------------------------------------------------
   Total                                            $388,040,630      $--
================================================================================

The accompanying notes are an integral part of these financial statements.

28    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

Statement of Assets and Liabilities | 6/30/08 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $73,661,179)
   (cost $384,485,125)                                                     $388,040,630
  Cash                                                                          546,318
   Investment securities sold                                                 1,403,503
   Fund shares sold                                                              10,086
   Dividends and interest                                                        87,431
  Other                                                                          19,389
----------------------------------------------------------------------------------------
     Total assets                                                          $390,107,357
----------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                         $  1,591,620
   Fund shares repurchased                                                      385,103
   Upon return of securities loaned                                          75,865,787
  Due to affiliates                                                             102,026
  Accrued expenses                                                               94,488
----------------------------------------------------------------------------------------
     Total liabilities                                                     $ 78,039,024
----------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $325,305,409
  Undistributed net investment loss                                            (615,420)
  Accumulated net realized loss on investments                              (16,204,161)
  Net unrealized gain on investments                                          3,582,505
----------------------------------------------------------------------------------------
     Total net assets                                                      $312,068,333
========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $255,768,557/11,238,622 shares)                        $      22.76
  Class B (based on $1,932,428/96,341 shares)                              $      20.06
  Class C (based on $868,926/42,968 shares)                                $      20.22
  Class Y (based on $53,498,422/2,313,071 shares)                          $      23.13
MAXIMUM OFFERING PRICE:
  Class A ($22.76 [divided by] 94.25%)                                     $      24.15
========================================================================================

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    29

Statement of Operations (unaudited)

For the Six Months Ended 6/30/08



INVESTMENT INCOME:
  Dividends                                                $  890,405
  Interest                                                    255,115
  Income from securities loaned, net                          242,875
---------------------------------------------------------------------------------------
     Total investment income                                               $  1,388,395
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $1,123,736
  Transfer agent fees and expenses
   Class A                                                    350,668
   Class B                                                     10,521
   Class C                                                      3,406
   Class Y                                                        633
  Distribution fees
   Class A                                                    320,452
   Class B                                                     10,160
   Class C                                                      4,497
  Administrative fees                                          38,899
  Custodian fees                                               29,518
  Registration fees                                            21,258
  Professional fees                                            33,259
  Printing expense                                             22,847
  Fees and expenses of nonaffiliated trustees                   5,815
  Miscellaneous                                                35,638
---------------------------------------------------------------------------------------
     Total expenses                                                        $  2,011,307
     Less fees paid indirectly                                                   (7,492)
---------------------------------------------------------------------------------------
     Net expenses                                                          $  2,003,815
---------------------------------------------------------------------------------------
       Net investment loss                                                 $   (615,420)
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net loss on investments                                                  $(19,933,002)
---------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $(20,014,552)
---------------------------------------------------------------------------------------
  Net loss on investments                                                  $(39,947,554)
---------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                     $(40,562,974)
========================================================================================

The accompanying notes are an integral part of these financial statements.

30    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

Statement of Changes in Net Assets

For the Six Months Ended 6/30/08 and the Year Ended 12/31/07

                                                            Six Months Ended
                                                            6/30/08             Year Ended
                                                            (unaudited)         12/31/07
FROM OPERATIONS:
Net investment loss                                         $    (615,420)      $  (2,784,813)
Net realized gain (loss) on investments                       (19,933,002)         46,611,663
Change in net unrealized loss on investments                  (20,014,552)        (57,928,124)
---------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations     $ (40,562,974)      $ (14,101,274)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $2.36 per share, respectively)        $          --       $ (29,810,278)
   Class B ($0.00 and $2.36 per share, respectively)                   --            (237,550)
   Class C ($0.00 and $2.36 per share, respectively)                   --            (100,610)
   Class Y ($0.00 and $2.36 per share, respectively)                   --          (6,831,734)
---------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $          --       $ (36,980,172)
---------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  11,997,683       $  38,428,553
Reinvestment of distributions                                         521          33,580,145
Cost of shares repurchased                                    (77,664,294)       (174,699,293)
---------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                     $ (65,666,090)      $(102,690,595)
---------------------------------------------------------------------------------------------
   Net decrease in net assets                               $(106,229,064)      $(153,772,041)
NET ASSETS:
Beginning of period                                           418,297,397         572,069,438
---------------------------------------------------------------------------------------------
End of period                                               $ 312,068,333       $ 418,297,397
=============================================================================================
Distributions in excess of net investment income            $    (615,420)      $          --
=============================================================================================

The accompanying notes are an integral part of these financial statements.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    31

                                    '08 Shares       '08 Amount         '07 Shares     '07 Amount
                                    (unaudited)      (unaudited)
Class A
Shares sold                            300,191       $  6,790,901          634,674     $ 18,607,842
Reinvestment of distributions               18                438        1,178,176       28,735,726
Less shares repurchased             (2,526,803)       (57,530,012)      (3,205,907)     (93,713,143)
----------------------------------------------------------------------------------------------------
   Net decrease                     (2,226,594)      $(50,738,673)      (1,393,057)    $(46,369,575)
====================================================================================================
Class B
Shares sold                              5,593       $    107,108           24,905     $    641,162
Reinvestment of distributions                4                 83           10,082          218,692
Less shares repurchased                (15,634)          (304,933)         (48,708)      (1,275,450)
----------------------------------------------------------------------------------------------------
   Net decrease                        (10,037)      $   (197,742)         (13,721)    $   (415,596)
====================================================================================================
Class C
Shares sold                              5,849       $    118,058           14,380     $    383,487
Reinvestment of distributions               --                 --            4,484           99,945
Less shares repurchased                 (9,029)          (182,055)         (25,188)        (681,031)
----------------------------------------------------------------------------------------------------
   Net decrease                         (3,180)      $    (63,997)          (6,324)    $   (197,599)
====================================================================================================
Class Y
Shares sold                            217,505       $  4,981,616          656,274     $ 18,796,062
Reinvestment of distributions               --                 --          183,057        4,525,782
Less shares repurchased               (834,993)       (19,647,294)      (2,707,107)     (79,029,669)
----------------------------------------------------------------------------------------------------
   Net decrease                       (617,488)      $(14,665,678)      (1,867,776)    $(55,707,825)
====================================================================================================

The accompanying notes are an integral part of these financial statements.

32    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months    Year         Year        Year        Year           Year
                                                        6/30/08       Ended        Ended       Ended       Ended          Ended
                                                        (unaudited)   12/31/07     12/31/06    12/31/05    12/31/04(a)    12/31/03
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                    $  25.24      $  28.81     $  31.16    $  29.80    $  24.38       $  16.97
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations:
 Net investment loss                                    $  (0.05)     $  (0.20)    $  (0.02)   $  (0.12)   $  (0.14)(b)   $  (0.16)
 Net realized and unrealized gain (loss)
  on investments                                           (2.43)        (1.01)        1.45        1.48        5.56           7.56
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations    $  (2.48)     $  (1.21)    $   1.43    $   1.36    $   5.42       $   7.40
Distributions to shareowners:
 Net realized gain                                            --         (2.36)       (3.78)         --          --             --
Redemption fees                                               --            --           --          --          --(c)        0.01
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value              $  (2.48)     $  (3.57)    $  (2.35)   $   1.36    $   5.42       $   7.41
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  22.76      $  25.24     $  28.81    $  31.16    $  29.80       $  24.38
===================================================================================================================================
Total return*                                              (9.82)%       (3.90)%       4.78%       4.56%      22.23%         43.67%
Ratio of net expenses to average net assets+                1.23%         1.17%        1.28%       1.26%       1.31%          1.33%
Ratio of net investment loss to average net assets+        (0.43)%       (0.65)%      (0.39)%     (0.56)%     (0.55)%        (0.70)%
Portfolio turnover rate                                       77%          104%          99%         83%         17%            46%
Net assets, end of period (in thousands)                $255,769      $339,870     $428,128    $ 53,000    $ 23,225       $ 21,475
Ratios with no waiver of fees and no reduction for
 fees paid indirectly:
 Net expenses                                               1.23%         1.17%        1.28%       1.26%       2.29%          2.38%
 Net investment loss                                       (0.43)%       (0.65)%      (0.39)%     (0.56)%     (1.53)%        (1.75)%
Ratios with waiver of fees and reduction for
 fees paid indirectly:
 Net expenses                                               1.23%         1.16%        1.28%       1.26%       1.31%          1.33%
 Net investment loss                                       (0.42)%       (0.64)%      (0.39)%     (0.56)%     (0.55)%        (0.70)%
===================================================================================================================================

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.
++   Includes $0.10 related to investment reimbursement by affiliate.
(b) Net investment loss per share has been calculated using the average shares method.
(c)  Amount rounds to less than $0.01 cent per share.

The accompanying notes are an integral part of these financial statements.

             Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08  33

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended        Year          Year        Year        Year           Year
                                                        6/30/08      Ended         Ended       Ended       Ended          Ended
                                                        (unaudited)  12/31/07      12/31/06    12/31/05    12/31/04(a)    12/31/03
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                   $22.42        $26.19        $28.94      $27.94      $23.05         $ 16.16
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
 operations:
 Net investment loss                                   $(0.21)       $(0.48)       $(0.48)     $(0.16)     $(0.47)(b)     $ (0.28)
 Net realized and unrealized gain (loss)
  on investments                                        (2.15)        (0.93)         1.51        1.16        5.36            7.16
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations   $(2.36)       $(1.41)       $ 1.03      $ 1.00      $ 4.89         $  6.88
Distributions to shareowners:
 Net realized gain                                         --         (2.36)        (3.78)         --          --              --
Redemption fees                                            --            --            --          --          --(c)         0.01
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $(2.36)       $(3.77)       $(2.75)     $ 1.00      $ 4.89         $  6.89
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $20.06        $22.42        $26.19      $28.94      $27.94         $ 23.05
===================================================================================================================================
Total return*                                          (10.53)%       (5.06)%        3.74%       3.58%      21.21%          42.64%
Ratio of net expenses to average net assets+             2.80%         2.40%         2.40%       2.37%       2.08%           2.08%
Ratio of net investment loss to average net assets+     (2.00)%       (1.88)%       (1.67)%     (1.72)%     (1.37)%         (1.43)%
Portfolio turnover rate                                    77%          104%           99%         83%         17%             46%
Net assets, end of period (in thousands)               $1,932        $2,385        $3,145      $3,503      $   10         $11,126
Ratios with no waiver of fees and no reduction for
 fees paid indirectly:
 Net expenses                                            2.80%         2.40%         2.40%       2.37%       2.33%           2.45%
 Net investment loss                                    (2.00)%       (1.88)%       (1.67)%     (1.72)%     (1.63)%         (1.80)%
Ratios with waiver of fees and reduction for
 fees paid indirectly:
 Net expenses                                            2.78%         2.37%         2.38%       2.37%       2.08%           2.08%
 Net investment loss                                    (1.98)%       (1.85)%       (1.65)%     (1.71)%     (1.37)%         (1.43)%
===================================================================================================================================

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.
++   Includes $0.10 related to investment reimbursement by affiliate.
(b) Net investment loss per share has been calculated using the average shares method.
(c)  Amount rounds to less than $0.01 cent per share.

The accompanying notes are an integral part of these financial statements.

34  Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended        Year          Year        Year        Year           Year
                                                        6/30/08      Ended         Ended       Ended       Ended          Ended
                                                        (unaudited)  12/31/07      12/31/06    12/31/05    12/31/04(a)    12/31/03
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                    $ 22.57      $26.32        $29.01      $27.94      $23.05         $16.16
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
 operations:
 Net investment loss                                    $ (0.18)     $(0.46)       $(0.36)     $(0.16)     $(0.33)(b)     $(0.29)
 Net realized and unrealized gain (loss)
  on investments                                          (2.17)      (0.93)         1.45        1.23        5.22           7.17
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations    $ (2.35)     $(1.39)       $ 1.09      $ 1.07      $ 4.89         $ 6.88
Distributions to shareowners:
 Net realized gain                                           --       (2.36)        (3.78)         --          --             --
Redemption fees                                              --          --            --          --          --(c)        0.01
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value              $ (2.35)     $(3.75)       $(2.69)     $ 1.07      $ 4.89         $ 6.89
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $ 20.22      $22.57        $26.32      $29.01      $27.94         $23.05
===================================================================================================================================
Total return*                                            (10.41)%     (4.96)%        3.93%       3.83%      21.21%         42.64%
Ratio of net expenses to average net assets+               2.52%       2.22%         2.27%       2.02%       2.08%          2.08%
Ratio of net investment loss to average net assets+       (1.72)%     (1.70)%       (1.52)%     (1.36)%     (1.35)%        (1.45)%
Portfolio turnover rate                                      77%        104%           99%         83%         17%            46%
Net assets, end of period (in thousands)                $   869      $1,042        $1,381      $  887      $   10         $  198
Ratios with no waiver of fees and no reduction for
 fees paid indirectly:
 Net expenses                                              2.52%       2.22%         2.27%       2.02%       2.35%          2.48%
 Net investment loss                                      (1.72)%     (1.70)%       (1.52)%     (1.36)%     (1.62)%        (1.85)%
Ratios with waiver of fees and reduction for
 fees paid indirectly:
 Net expenses                                              2.51%       2.20%         2.26%       2.02%       2.08%          2.08%
 Net investment loss                                      (1.70)%     (1.68)%       (1.51)%     (1.36)%     (1.35)%        (1.45)%
===================================================================================================================================

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.
++   Includes $0.10 related to investment reimbursement by affiliate.
(b) Net Investment loss per shares have been calculated using the average shares method.
(c)  Amount rounds to less than $0.01 cent per share.

The accompanying notes are an integral part of these financial statements.

             Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08  35

--------------------------------------------------------------------------------------------------------------
                                                     Six Months
                                                     Ended           Year           Year          9/23/05
                                                     6/30/2008       Ended          Ended         to
                                                     (unaudited)     12/31/07       12/31/06      12/31/05(a)
--------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                 $ 25.59         $ 29.05        $  31.19      $  30.48
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
 operations:
 Net investment gain (loss)                          $  0.01         $ (0.06)       $   0.01      $  (0.01)
 Net realized and unrealized gain (loss)
   on investments                                      (2.47)          (1.04)           1.64          0.72
--------------------------------------------------------------------------------------------------------------
   Net increase from investment
     operations                                      $ (2.46)        $ (1.10)       $   1.65      $   0.71
Distributions to shareowners:
 Net realized gain                                        --           (2.36)          (3.78)           --
Redemption fees                                           --              --              --            --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           $ (2.46)        $ (3.46)       $  (2.13)     $   0.71
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 23.13         $ 25.59        $  29.06      $  31.19
==============================================================================================================
Total return*                                          (9.61)%         (3.48)%          5.46%         4.66%(b)
Ratio of net expenses to average net assets+            0.76%           0.71%           0.72%         0.78%**
Ratio of net investment gain (loss) to
 average net assets+                                    0.04%          (0.19)%          0.00%        (0.15)%**
Portfolio turnover rate                                   77%            104%             99%           83%
Net assets, end of period (in thousands)             $53,498         $75,001        $139,415      $215,755
Ratios assuming reduction for fees paid
 indirectly:
 Net expenses                                           0.76%           0.71%           0.70%         0.77%**
 Net investment income (loss)                           0.04%          (0.19)%          0.02%        (0.14)%**
==============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class Y shares were first offered September 23, 2005.
(b)  Not Annualized.

The accompanying notes are an integral part of these financial statements.

36    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

Notes To Financial Statements | 6/30/08 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Growth Opportunities Fund (the Fund) is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is the successor to the Safeco Growth Opportunities Fund. Safeco Growth Opportunities Fund transferred all of its net assets in exchange for the Fund's Investor Class shares on December 10, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco Growth Opportunities Fund on December 8, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is growth of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. As planned, Investor Class shares converted to Class A shares on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    37

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of June 30, 2008, there were no fair valued securities. Temporary cash investments are value at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years prior to


38    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

     2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2007, the Fund has reclassified $2,806,790 to decrease accumulated net investment loss, $160,392 to increase net realized gain on investments and $2,967,182 to decrease paid in capital. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended December 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                    2007
--------------------------------------------------------------------------------
Distributions paid from:
Long-term capital gain                                             $36,980,172
--------------------------------------------------------------------------------
  Total                                                            $36,980,172
================================================================================

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2007.

--------------------------------------------------------------------------------
                                                                    2007
--------------------------------------------------------------------------------
Distributable earnings:
Undistributed long-term gain                                       $ 4,157,701
Unrealized appreciation                                             23,168,197
--------------------------------------------------------------------------------
  Total                                                            $27,325,898
================================================================================

     The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit, earned $4,301 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2008.


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    39

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3.)

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.


F.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.


G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


40    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $17,433 in management fees, administrative costs and certain other services payable to PIM at June 30, 2008.


3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $79,077 in transfer agents fees payable to PIMSS at June 30, 2008.


4.   Distribution Plans

The Fund adopted a Plan of Distribution for Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008 under the Class A Plan, the Fund pays PFD a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $5,516 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2008, CDSCs in the amount of $5,061 were paid to PFD.


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    41

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended June 30, 2008, the Fund's expenses were reduced by $7,492 under such arrangements.


6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2008, the Fund had no borrowings under this agreement.


7.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


42    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

ADDITIONAL INFORMATION


Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders (or, with respect to certain proposals, by shareholders of Pioneer Series Trust II, as noted below) follows:

-------------------------------------------------------------------------------------------------
                                                                                     Broker
                           For                  Withhold           Abstain           Non-Votes
-------------------------------------------------------------------------------------------------
Proposal 1 -- To elect Trustees*
  John F. Cogan, Jr.       156,369,740.387      3,561,606.853      39,820.833        0
  Daniel K. Kingsbury      156,839,674.820      3,091,672.420      39,820.833        0
  David R. Bock            156,840,693.736      3,090,653.503      39,820.833        0
  Mary K. Bush             156,811,976.049      3,119,371.190      39,820.833        0
  Benjamin M. Friedman     156,802,553.098      3,128,794.141      39,820.833        0
  Margaret B.W. Graham     156,836,838.949      3,094,508.290      39,820.833        0
  Thomas J. Perna          156,920,826.461      3,010,520.778      39,820.833        0
  Marguerite A. Piret      156,849,211.156      3,082,136.083      39,820.833        0
  John Winthrop            156,551,921.430      3,379,425.809      39,820.833        0


-------------------------------------------------------------------------------------------------
                                                                                      Broker
                            For                  Against            Abstain           Non-Votes
-------------------------------------------------------------------------------------------------
Proposal 2 -- To approve
an amendment to the
Declaration of Trust*       144,690,303.783      6,167,718.766      1,531,022.525     7,582,123.000


-------------------------------------------------------------------------------------------------
                                                                                      Broker
                                For                 Against            Abstain        Non-Votes
-------------------------------------------------------------------------------------------------
Proposal 3A -- To approve
changes to the Fund's
fundamental investment
policy relating to borrowing
money                           8,942,309.648       669,056.394        255,889.227    1,120,145.000
Proposal 3B -- To approve
changes to the Fund's
fundamental investment
policy relating to
underwriting                    9,067,469.716       575,207.050        224,578.502    1,120,145.000
Proposal 3C -- To approve
changes to the Fund's
fundamental investment
policy relating to lending      9,008,892.699       628,143.467        230,219.102    1,120,145.000
Proposal 3D -- To approve
changes to the Fund's
fundamental investment
policy relating to issuing
senior securities               9,071,410.798       565,724.328        230,120.142    1,120,145.000
Proposal 3E -- To approve
changes to the Fund's
fundamental investment
policy relating to real estate  9,010,002.037       599,312.731        257,940.500    1,120,145.000

              Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08
43

-------------------------------------------------------------------------------------------------
                                                                                      Broker
                                For                 Against            Abstain        Non-Votes
-------------------------------------------------------------------------------------------------
Proposal 3F -- To approve
changes to the Fund's
fundamental investment
policy relating to
commodities                     8,992,862.247         641,072.380      233,320.640    1,120,145.000
Proposal 3G -- To approve
changes to the Fund's
fundamental investment
policy relating to
concentration                   9,055,337.107         571,201.194      240,716.967    1,120,145.000
Proposal 3H -- To approve
changes to the Fund's
fundamental investment
policy relating to
diversification                 9,064,881.147         576,358.954      226,015.167    1,120,145.000
Proposal 3I -- To approve
the conversion of the Fund's
investment objective from
fundamental to non-
fundamental                     7,688,704.999       1,894,071.885      284,478.384    1,120,145.000


-------------------------------------------------------------------------------------------------
                                                                                      Broker
                                For                 Against            Abstain        Non-Votes
-------------------------------------------------------------------------------------------------
Proposal 4 -- To approve an
Amended and Restated
Management Agreement
with PIM                        9,055,719.234       534,481.410        277,054.623    1,120,145.000


-------------------------------------------------------------------------------------------------
                                                                                      Broker
                                For                 Against            Abstain        Non-Votes
-------------------------------------------------------------------------------------------------
Proposal 5 -- To approve a
policy allowing the
appointment of unaffiliated
sub-advisers and
amendments to sub-
advisory agreements without
shareholder approval            8,775,806.875       860,403.511        231,044.882    1,120,145.000

* Proposals 1 and 2 were voted on and approved by all series of Pioneer Series Trust II. Results reported above reflect the combined votes of all series of the Trust.


44    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    45
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one, three and ten year periods ended June 30, 2007 and in the fifth quintile of its Morningstar category for the five year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM, the Trustees agreed that they would monitor the performance of the Fund especially closely.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense


46    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08
ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the first quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the first quintile relative to the management fees paid by other


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08 47 funds in its peer group Morningstar category for the comparable period and that, on a hypothetical basis, such fee would be in the first quintile relative to the peer group at higher asset levels. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


48    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

Trustees, Officers and Service Providers

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Daniel K. Kingsbury,
Mary K. Bush                              Executive Vice President
Benjamin M. Friedman                     Mark E. Bradley, Treasurer
Margaret B.W. Graham                     Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    49

                           This page for your notes.

50    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

                           This page for your notes.

           Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08    51

                           This page for your notes.

52    Pioneer Growth Opportunities Fund | Semiannual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  Pioneer Small and Mid Cap
                  Growth Fund

--------------------------------------------------------------------------------
                  Semiannual Report | June 30, 2008
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PAPPX
Class B   MCSBX
Class C   CGCPX

[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                 2
Portfolio Management Discussion                                       4
Portfolio Summary                                                     8
Prices and Distributions                                              9
Performance Update                                                   10
Comparing Ongoing Fund Expenses                                      13
Schedule of Investments                                              15
Financial Statements                                                 22
Notes To Financial Statements                                        29
Approval of Investment Advisory Agreement                            36
Trustees, Officers and Service Providers                             40


        Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However, a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June 2008 near earlier lows while Treasury bond prices ended June near end-of-year levels.

In the six-month period ending June 30, 2008, the Dow Jones Industrial Average fell 13%, the Standard & Poor's 500 Index fell 12% and the NASDAQ Composite Index fell 14%. The MSCI EAFE Developed Market Index of international stock markets fell 11%, and the MSCI Emerging Markets Index fell 12%. In each case,


2    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08
the majority of the decline was concentrated in the month of June. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six month period, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

The capital markets faced a series of escalating concerns in the opening months of 2008, brought on by weakness in the financials sector and by sharply rising prices for oil and other commodities. In the following interview, members of the management team of L. Roy Papp & Associates, which is responsible for the management of Pioneer Small and Mid Cap Growth Fund, discuss the factors that influenced Fund performance during the six months ended June 30, 2008.

Q    How did the Fund perform during the six-month period ended June 30, 2008?

A Pioneer Small and Mid Cap Growth Class A shares returned -2.78%, at net asset value, for the six months ended June 30, 2008, outperforming the -6.81% return of the Fund's benchmark, the Russell Mid Cap Growth Index, and the -7.86 return for the Russell 2500 Growth Index. In addition, the Fund's results bested the average -8.53% return of the 620 funds in Lipper's Mid-Cap Growth funds category over the same period.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q What were the principal factors affecting the Fund's performance during the six months ended June 30, 2008?

A The capital markets, including both the equity and fixed-income markets, were beset by stiff challenges during the six-month period. World oil prices rose sharply due to a confluence of influences, including: increasing world demand for oil, driven by rapid growth in China, India and other emerging markets; weakness in the U.S. dollar; and speculative investments in world markets. The quick ascent of oil prices from less than $100 to more than $140 per barrel undermined confidence and weakened economies throughout the world. At the same time, major financial institutions piled up substantial losses from their investments in debt-related securities, especially those related to subprime mortgages. As investors' concerns grew about the credit markets, the valuations of even healthy financial institutions with little or no exposure to the credit problems fell along with others in the sector.


4    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

     In this environment, energy and commodity-related shares tended to outperform, while credit-sensitive financials stocks and housing stocks performed poorly. Small- and mid-cap growth companies with the ability to sustain their earnings growth records outperformed large-cap companies. Throughout the six months, we maintained our discipline and avoided investing the Fund in highly cyclical and momentum-driven stocks, as we tend to emphasize companies that we feel are positioned to benefit from long-term secular trends. We sought investments for the Fund in established, mid-cap corporations with strong balance sheets, steady earnings growth, good cash flow and experienced management teams. In managing the Fund, we try to exploit buying opportunities in such companies when we find that their stock prices have fallen to attractive valuations -- valuations that we believe do not reflect their long-term growth prospects.

Q What types of investments most influenced Fund results over the six months ended June 30, 2008?

A During a period in which most sectors produced negative results, the Fund outperformed the Russell Mid Cap Growth Index, the Russell 2500 Growth Index, and its Lipper peer group fund average, due to solid results from its mid-cap holdings, which tend to be more mature companies with longer records of consistent earnings growth. Good overall stock selection supported the Fund's performance, particularly in the information technology and health care sectors, which offset the negative effects of an underweight in energy and commodity-related corporations.

     One of the leading contributors to the Fund's performance was DeVry, a company specializing in post-secondary vocational education programs for adults. It continued to post good results, based on solid enrollment gains and improving revenues. Industrials firm Gardner Denver also produced excellent returns, as its products, such as industrial compressors/blowers met rising demand from the global economic expansion. Trimble, a manufacturer of global positioning devices widely used by a variety of industrial and commercial customers, maintained its healthy growth record and added to the Fund's results. While we de-emphasized energy stocks that we thought were vulnerable to cyclical swings, the Fund's energy positions tended to perform well. Notable among the contributors were FMC Technologies, an oil drilling specialist in deep sea fields. Its growth prospects appeared to improve with the discovery of a giant oil field off the Brazilian coast. Investments in oil field services company Cameron International and exploration-and-production company Whiting Petroleum also added to returns. ChoicePoint, one of the Fund's holdings, announced during the period that it was to be acquired by Reed Elsevier at a premium stock price, also helping to support performance. ChoicePoint provides data base services to insurance companies.


        Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    5

     Holdings that held back the Fund's results included Clorox, whose profit margins came under pressure as commodity prices rose, and Federated Investors, a manager of money market funds and other conservative investment portfolios. Although it had relatively little exposure to the credit crisis, Federated's share price nevertheless fell along with the entire financials sector. We reduced the Fund's investment in another disappointing performer, O'Reilly Automotive, operator of a chain of auto parts stores, as its same-store sales appeared to slow. Dental supply company Dentsply also performed poorly, as investors worried that problems in the economy would result in slowing demand for elective, non-essential dental services.

     Besides the holding in ChoicePoint, which was acquired, Fund holdings sold during the six months included: DST, a specialist in pension plan accounting whose growth prospects appeared to weaken; Harte-Hanks, a publisher of shoppers and other free newspapers that was hurt by the economic slump in California; racing track operator International Speedway; and California-based bank UCBH, a company that we believed was exposed to weakness in the California commercial real estate market.

     During the six months ended June 30, the Fund established positions in several companies, including: Air Gas, a provider of industrial gases; IDEX, a manufacturer and distributor of pumps and other machinery used in industrial applications; Nuance, a technology company that produces voice recognition software; and FactSet, which provides data bases to financial institutions.

Q    What is your investment outlook?

A Even after outperforming during the first half of 2008, we think higher-quality small- and mid-cap growth companies still have excellent growth prospects. As we enter the second half of 2008, we think oil and commodity prices are at speculative bubble prices, although we are not prepared to estimate when the bubbles might burst. In the troubled financials sector, where banks and brokerages have been among the poorest-performing groups, we think the worst of the troubles may be behind us. Growth in gross domestic product (GDP) remained in positive territory over the first half of 2008, and we anticipate that the second half of the year also may see positive growth.

     We continue to have confidence in the Fund's investment discipline, which emphasizes financially strong corporations with records of consistency. In the present environment, we will focus on opportunities in companies that have the potential to do well in an inflationary period. We will continue to work to identify great companies with solid financial positions and consistent earnings, and we will seek to invest the Fund in such companies when we think their stock prices are reasonable.


6    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    7

Portfolio Summary | 6/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                               77.7%
Temporary Cash Investments                       20.5%
Depositary Receipts for International Stocks      1.8%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                           25.1%
Health Care                                      16.9%
Industrials                                      15.7%
Energy                                           14.1%
Consumer Discretionary                           10.6%
Financials                                        7.7%
Materials                                         7.3%
Consumer Staples                                  2.6%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings) *

 1.       Gardner Denver, Inc.                     5.11%
 2.       Airgas, Inc.                             4.10
 3.       C. R. Bard, Inc.                         4.08
 4.       Federated Investors, Inc.                4.06
 5.       AMETEK, Inc.                             4.05
 6.       Dentsply International, Inc.             4.03
 7.       Micros Systems, Inc.                     3.86
 8.       Informatica Corp.                        3.67
 9.       Microchip Technology                     3.65
10.       Trimble Navigation Ltd.                  3.61

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

Prices and Distributions | 6/30/08

Net Asset Value Per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Class                   6/30/08                     12/31/07
--------------------------------------------------------------------------------
       A                     $ 30.80                     $ 31.68
--------------------------------------------------------------------------------
       B                     $ 29.55                     $ 30.52
--------------------------------------------------------------------------------
       C                     $ 29.65                     $ 30.62
--------------------------------------------------------------------------------

Distributions Per Share: 1/1/08-6/30/08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         Short-Term        Long-Term
    Class            Dividends          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
      A                $ --                $ --              $ --
--------------------------------------------------------------------------------
      B                $ --                $ --              $ --
--------------------------------------------------------------------------------
      C                $ --                $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell Mid Cap Growth Index measures the performance of U.S. mid-cap growth stocks. The Russell 2500 Growth Index measures the performance of U.S. small- and mid-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-12.


        Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    9

Performance Update | 6/30/08                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small and Mid Cap Growth Fund at public offering price, compared to that of the Russell Mid Cap Growth Index and the Russell
2500 Growth Index.


Average Annual Total Returns
(As of June 30, 2008)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
 Life-of-Class
 (12/15/98)                         8.98%          8.30%
 5 Years                            8.96           7.68
 1 Year                             0.93          -4.88
------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2008)
------------------------------------------------------------------
                                    Gross         Net
------------------------------------------------------------------
                                    1.52%          1.25%
------------------------------------------------------------------

Value of $10,000 Investment

[The following data was represented as a mountain graph in the printed material]

                Pioneer
               Small and                        Russell
                Mid Cap       Russell 2500      Mid Cap
              Growth Fund     Growth Index    Growth Index
12/98            9,425          10,000          10,000
                 9,476          11,558          11,419
6/00            13,714          16,666          16,968
                14,022          12,670          11,621
6/02            13,240           9,412           8,561
                12,907           9,798           9,190
6/04            15,604          12,750          11,701
                15,358          13,702          12,972
6/06            16,762          15,704          14,664
                19,640          18,693          17,557
6/08            19,822          16,973          16,429


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/20/04. The performance of Class A shares of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund.


10    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small and Mid Cap Growth Fund, compared to that of the Russell Mid Cap Growth Index and the Russell 2500 Growth Index.


Average Annual Total Returns
(As of June 30, 2008)
---------------------------------------------------------------
                                      If           If
Period                                Held         Redeemed
---------------------------------------------------------------
 Life-of-Class
 (12/15/98)                           8.10%         8.10%
 5 Years                              8.01          8.01
 1 Year                               0.07         -3.67
---------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2008)
---------------------------------------------------------------
                                      Gross        Net
---------------------------------------------------------------
                                      2.35%         2.15%
---------------------------------------------------------------

Value of $10,000 Investment

[The following data was represented as a mountain graph in the printed material]

                Pioneer
               Small and                        Russell
                Mid Cap       Russell 2500      Mid Cap
              Growth Fund     Growth Index    Growth Index
12/98           10,000          10,000          10,000
                10,018          11,558          11,419
6/00            14,392          16,666          16,968
                14,606          12,670          11,621
6/02            13,688           9,412           8,561
                13,244           9,798           9,190
6/04            15,898          12,750          11,701
                15,506          13,702          12,972
6/06            16,768          15,704          14,664
                19,456          18,693          17,557
6/08            19,470          16,973          16,429


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/20/04. The performance of Class B shares of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    11

Performance Update | 6/30/08                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small and Mid Cap Growth Fund, compared to that of the Russell Mid Cap Growth Index and the Russell 2500 Growth Index.


Average Annual Total Returns
(As of June 30, 2008)
------------------------------------------------------------
                                      If           If
Period                                Held         Redeemed
------------------------------------------------------------
Life-of-Class
(12/15/98)                            8.13%        8.13%
5 Years                               8.08         8.08
1 Year                                0.07         0.07
------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2008)
------------------------------------------------------------
                                      Gross        Net
------------------------------------------------------------
                                      2.42%        2.15%
------------------------------------------------------------

Value of $10,000 Investment

[The following data was represented as a mountain graph in the printed material]

                Pioneer
               Small and                        Russell
                Mid Cap       Russell 2500      Mid Cap
              Growth Fund     Growth Index    Growth Index
12/98           10,000          10,000          10,000
                10,018          11,558          11,419
6/00            14,392          16,666          16,968
                14,606          12,670          11,621
6/02            13,688           9,412           8,561
                13,244           9,798           9,190
6/04            15,905          12,750          11,701
                15,525          13,702          12,972
6/06            16,805          15,704          14,664
                19,517          18,693          17,557
6/08            19,531          16,973          16,429


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/20/04. The performance of Class C shares of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund.


12    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth Fund

Based on actual returns from January 1, 2008 through June 30, 2008.


--------------------------------------------------------------------------------
 Share Class                  A                B                C
--------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value On 1/1/08
--------------------------------------------------------------------------------
 Ending Account          $   972.20       $   968.20       $   968.30
 Value On 6/30/08
--------------------------------------------------------------------------------
 Expenses Paid           $     6.13       $    10.52       $    10.52
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2008 through June 30, 2008.


--------------------------------------------------------------------------------
 Share Class                  A                B                C
--------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value On 1/1/08
--------------------------------------------------------------------------------
 Ending Account          $ 1,018.65       $ 1,014.17       $ 1,014.17
 Value On 6/30/08
--------------------------------------------------------------------------------
 Expenses Paid           $     6.27       $    10.77       $    10.77
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


14    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

Schedule of Investments | 6/30/08 (unaudited)


--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 96.9%
               ENERGY -- 13.6%
               Oil & Gas Equipment & Services -- 5.4%
  23,400       Cameron International Corp.* (b)                     $ 1,295,190
  17,200       FMC Technologies, Inc.*                                1,323,196
  60,200       TETRA Technologies, Inc.*                              1,427,342
                                                                    -----------
                                                                    $ 4,045,728
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 8.2%
  27,000       Forest Oil Corp.*                                    $ 2,011,500
  19,500       Newfield Exploration Co.*                              1,272,375
  14,400       Pioneer Natural Resources Co.                          1,127,232
  15,000       Whiting Petroleum Corp.*                               1,591,200
                                                                    -----------
                                                                    $ 6,002,307
                                                                    -----------
               Total Energy                                         $10,048,035
--------------------------------------------------------------------------------
               MATERIALS -- 7.1%
               Industrial Gases -- 4.0%
  50,000       Airgas, Inc.                                         $ 2,919,500
--------------------------------------------------------------------------------
               Specialty Chemicals -- 3.1%
  42,000       Sigma-Aldrich Corp. (b)                              $ 2,262,120
                                                                    -----------
               Total Materials                                      $ 5,181,620
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 12.6%
               Electrical Component & Equipment -- 3.9%
  61,000       AMETEK, Inc.                                         $ 2,880,420
--------------------------------------------------------------------------------
               Industrial Machinery -- 8.7%
  64,000       Gardner Denver, Inc.*                                $ 3,635,200
  24,500       Idex Corp.                                               902,580
  29,000       ITT Corp.                                              1,836,570
                                                                    -----------
                                                                    $ 6,374,350
                                                                    -----------
               Total Capital Goods                                  $ 9,254,770
--------------------------------------------------------------------------------
               TRANSPORTATION -- 2.6%
               Air Freight & Couriers -- 2.6%
  44,000       Expeditors International of Washington, Inc. (b)     $ 1,892,000
                                                                    -----------
               Total Transportation                                 $ 1,892,000
--------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.5%
               Apparel, Accessories & Luxury Goods -- 1.5%
  39,000       Coach, Inc.*                                         $ 1,126,320
                                                                    -----------
               Total Consumer Durables & Apparel                    $ 1,126,320
--------------------------------------------------------------------------------
               CONSUMER SERVICES -- 3.0%
               Education Services -- 3.0%
  41,000       DeVry, Inc.                                          $ 2,198,420
                                                                    -----------
               Total Consumer Services                              $ 2,198,420
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    15

--------------------------------------------------------------------------------
 Shares                                                       Value
--------------------------------------------------------------------------------
               MEDIA -- 2.2%
               Advertising -- 2.2%
  34,000       WPP Group Plc                                $ 1,625,880
                                                            -----------
               Total Media                                  $ 1,625,880
--------------------------------------------------------------------------------
               RETAILING -- 3.5%
               Automotive Retail -- 2.1%
  69,000       O'Reilly Automotive, Inc.* (b)               $ 1,542,150
--------------------------------------------------------------------------------
               Specialty Stores -- 1.4%
  53,000       PetSmart, Inc. (b)                           $ 1,057,350
                                                            -----------
               Total Retailing                              $ 2,599,500
--------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 2.6%
               Household Products -- 2.6%
  36,000       Clorox Co.                                   $ 1,879,200
                                                            -----------
               Total Household & Personal Products          $ 1,879,200
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 13.9%
               Health Care Equipment -- 6.7%
  33,000       C. R. Bard, Inc.                             $ 2,902,350
  34,000       ResMed, Inc.* (b)                              1,215,160
  12,200       Stryker Corp.                                    767,136
                                                            -----------
                                                            $ 4,884,646
--------------------------------------------------------------------------------
               Health Care Services -- 3.3%
  22,500       Express Scripts, Inc.*                       $ 1,411,200
  22,000       Medco Health Solutions, Inc.*                  1,038,400
                                                            -----------
                                                            $ 2,449,600
--------------------------------------------------------------------------------
               Health Care Supplies -- 3.9%
  78,000       Dentsply International, Inc. (b)             $ 2,870,400
                                                            -----------
               Total Health Care Equipment & Services       $10,204,646
--------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 2.5%
               Life Sciences Tools & Services -- 2.5%
  23,500       Techne Corp.*                                $ 1,818,665
                                                            -----------
               Total Pharmaceuticals & Biotechnology        $ 1,818,665
--------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 7.4%
               Asset Management & Custody Banks -- 7.4%
  84,000       Federated Investors, Inc.*                   $ 2,891,280
  45,500       T. Rowe Price Associates, Inc.                 2,569,385
                                                            -----------
                                                            $ 5,460,665
                                                            -----------
               Total Diversified Financials                 $ 5,460,665
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

-----------------------------------------------------------------------------------------------
 Shares                                                                               Value
-----------------------------------------------------------------------------------------------
                     SOFTWARE & SERVICES -- 11.7%
                     Application Software -- 6.1%
        17,600       FactSet Research Systems, Inc.*                                $   991,936
       173,500       Informatica Corp.*                                               2,609,440
        54,500       Nuance Communications, Inc.*                                       854,015
                                                                                    -----------
                                                                                    $ 4,455,391
-----------------------------------------------------------------------------------------------
                     Data Processing & Outsourced Services -- 1.9%
        30,000       Fiserv, Inc.*                                                  $ 1,361,100
-----------------------------------------------------------------------------------------------
                     Systems Software -- 3.7%
        90,000       Micros Systems, Inc.*                                          $ 2,744,100
                                                                                    -----------
                     Total Software & Services                                      $ 8,560,591
-----------------------------------------------------------------------------------------------
                     TECHNOLOGY HARDWARE & EQUIPMENT -- 7.0%
                     Electronic Equipment & Instruments -- 7.0%
        27,000       Mettler-Toledo International, Inc.* (b)                        $ 2,561,220
        72,000       Trimble Navigation Ltd.* (b)                                     2,570,400
                                                                                    -----------
                                                                                    $ 5,131,620
                                                                                    -----------
                     Total Technology Hardware & Equipment                          $ 5,131,620
-----------------------------------------------------------------------------------------------
                     SEMICONDUCTORS -- 5.7%
        48,000       Linear Technology Corp. (b)                                    $ 1,563,360
        85,000       Microchip Technology (b)                                         2,595,900
                                                                                    -----------
                                                                                    $ 4,159,260
                                                                                    -----------
                     Total Semiconductors                                           $ 4,159,260
-----------------------------------------------------------------------------------------------
                     TOTAL COMMON STOCKS
                     (Cost $53,244,733)                                             $71,141,192
-----------------------------------------------------------------------------------------------
Principal
Amount
-----------------------------------------------------------------------------------------------
                     TEMPORARY CASH INVESTMENTS -- 25.0%
                     Repurchase Agreements -- 3.1%
    $  450,000       Bank of America, 2.2%, dated 6/30/08, repurchase price
                     of $450,000 plus accrued interest on 7/1/08 collateralized by $1,215,510 Federal National Mortgage Association,
                     5.5%, 6/1/33                                                   $   450,000
       450,000       Barclays Plc, 2.27%, dated 6/30/08, repurchase price of
                     $450,000 plus accrued interest on 7/1/08 collateralized by the following:
                       $273,573 Federal Home Loan Mortgage Corp.,
                         4.171 - 6.27%, 12/1/34 - 10/1/37
                       $281,112 Federal National Mortgage Association,
                         4.024 - 6.082%, 8/1/36 - 2/1/48                                450,000

The accompanying notes are an integral part of these financial statements.

       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    17

------------------------------------------------------------------------------------------
Principal
Amount                                                                           Value
------------------------------------------------------------------------------------------
 $   470,000     Deutsche Bank, 2.3%, dated 6/30/08, repurchase price of
                 $470,000 plus accrued interest on 7/1/08 collateralized by the following:
                   $360,998 Freddie Mac Giant, 4.5 - 7.0%, 10/1/34 - 5/1/38
                   $193,862 U.S. Treasury Strip, 0.0%, 8/15/22
                   $87,817 Federal Home Loan Mortgage Corp.,
                     4.703 - 4.704%, 12/1/35 - 3/1/35
                   $115,811 Federal National Mortgage Association (ARM),
                     4.708 - 5.887%, 12/1/13 - 3/1/37                          $   470,000
     450,000     JP Morgan, 2.26%, dated 6/30/08, repurchase price of
                 $450,000 plus accrued interest on 7/1/08 collateralized by
                 $166,795 Federal National Mortgage Association,
                 4.5 - 6.5%, 3/1/23 - 5/1/38                                       450,000
     450,000     Merrill Lynch, 2.5%, dated 6/30/08, repurchase price of
                 $450,000 plus accrued interest on 7/1/08 collateralized by
                 $561,772 Federal Home Loan Mortgage Corp.,
                 5.065 - 6.025%, 9/1/36 - 4/1/38                                   450,000
                                                                               -----------
                                                                               $ 2,270,000
------------------------------------------------------------------------------------------
                 Securities Lending Collateral -- 21.9% (c)
                 Certificates of Deposit:
     329,374     American Express, 2.72, 8/8/08                                $   329,374
     246,537     Bank of America, 2.88%, 8/11/08                                   246,537
     246,537     Citibank, 2.85%, 7/29/08                                          246,537
      88,777     Banco Santander NY, 2.80%, 10/7/08                                 88,777
     246,785     Banco Santander NY, 3.09%, 12/22/08                               246,785
     246,454     Bank of Nova Scotia, 3.18%, 5/05/09                               246,454
     123,269     Bank of Scotland NY, 2.73%, 7/11/08                               123,269
     123,269     Bank of Scotland NY, 2.72%, 8/15/08                               123,269
      88,654     Bank of Scotland NY, 2.89%, 11/4/08                                88,654
     123,187     Bank of Scotland NY, 3.03%, 9/26/08                               123,187
     443,767     Barclay's Bank, 3.18% 5/27/09                                     443,767
     369,810     Bank Bovespa NY, 2.705%, 8/8/08                                   369,810
     246,537     BNP Paribas NY, 2.88%, 7/23/08                                    246,537
     147,925     Calyon NY, 2.85%, 8/25/08                                         147,925
     207,091     Calyon NY, 2.64%, 9/29/08                                         207,091
      78,194     Calyon NY, 2.69%, 01/16/09                                         78,194
     204,626     Commonwealth Bank of Australia NY, 2.63%, 7/11/08                 204,626
     207,091     Deutsche Bank Financial, 2.72%, 7/30/08                           207,091
      98,624     Deutsche Bank Financial, 2.72%, 8/4/08                             98,624
     202,161     Dexia Bank NY, 2.69%, 8/7/08                                      202,161
      49,304     Dexia Bank NY, 2.65%, 08/12/08                                     49,304
     182,679     Dexia Bank NY, 3.37%, 09/29/08                                    182,679
     443,767     DNB NOR Bank ASA NY, 2.90%, 6/8/09                                443,767
      21,178     Fortis, 3.11%, 09/30/08                                            21,178
     451,656     Intesa SanPaolo S.p.A., 2.72%, 5/22/09                            451,656

The accompanying notes are an integral part of these financial statements.

18    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

---------------------------------------------------------------------------------
Principal
Amount                                                                Value
---------------------------------------------------------------------------------
                 Securities Lending Collateral -- (continued)
 $   214,980     Lloyds Bank, 2.61%, 7/11/08                        $   214,980
     123,269     Lloyds Bank, 2.61%, 8/18/08                            123,269
     167,645     Natixis, 2.83%, 8/4/08                                 167,645
     246,537     NORDEA NY, 2.81%, 8/29/08                              246,537
      28,487     NORDEA NY, 2.72%, 4/9/09                                28,487
      23,627     NORDEA NY, 2.73%, 12/01/08                              23,627
      39,437     Rabobank Nederland NY, 2.37%, 8/29/08                   39,437
     123,269     Royal Bank of Canada NY, 2.57%, 7/15/08                123,269
     246,542     Royal Bank of Canada NY, 2.6%, 9/5/08                  246,542
     147,922     Bank of Scotland NY, 2.7%, 8/1/08                      147,922
     148,026     Bank of Scotland NY, 2.96%, 11/3/08                    148,026
      95,164     Skandinavian Enskilda Bank NY, 2.70%, 7/17/08           95,164
      28,577     Skandinavian Enskilda Bank NY, 3.18%, 09/22/08          28,577
      49,187     Skandinavian Enskilda Bank NY, 3.06% 02/13/09           49,187
      98,615     Svenska Bank NY, 2.70%, 7/17/08                         98,615
     204,626     Svenska Bank NY, 2.55%, 7/11/08                        204,626
     310,637     Toronto Dominion Bank NY, 2.77%, 9/5/08                310,637
     147,922     Toronto Dominion Bank NY, 2.75%, 11/5/08               147,922
      49,200     Wachovia, 3.62%,10/28/08                                49,200
                                                                    -----------
                                                                    $ 7,710,923
---------------------------------------------------------------------------------
                 Commercial Paper:
      75,775     Bank of America, 2.70%, 8/26/08                    $    75,775
      98,325     Bank of America, 2.60%, 8/11/08                         98,325
      73,906     CBA, 2.70%, 7/11/08                                     73,906
     196,543     CBA, 2.88%, 8/18/08                                    196,543
      49,280     Deutsche Bank Financial, 2.72%, 7/9/08                  49,280
      49,229     HSBC, 2.89% 7/21/08                                     49,229
     244,941     HSBC, 2.88%, 9/29/08                                   244,941
     196,618     ING Funding, 2.70%, 8/13/08                            196,618
      73,908     Natixis, 2.87%, 7/10/08                                 73,908
      73,837     Natixis, 2.87%, 7/21/08                                 73,837
      60,759     PARFIN, 3.18%, 8/1/08                                   60,759
      97,707     Royal Bank of Scotland, 2.66%, 10/21/08                 97,707
      49,303     Societe Generale, 2.98%, 7/2/08                         49,303
     122,980     Societe Generale, 2.93%, 7/30/08                       122,980
      98,336     Societe Generale, 3.18%, 8/5/08                         98,336
     196,483     Societe Generale, 3.18%, 8/22/08                       196,483
      98,325     SVSS NY, 3.18%, 8/11/08                                 98,325
      46,905     Bank Bovespa NY, 2.79%, 3/12/09                         46,905
     221,833     General Electric Capital Corp., 2.77%, 1/5/09          221,833
     246,446     General Electric Capital Corp., 2.82%, 3/16/09         246,446
      91,171     IBM, 3.18%, 2/13/09                                     91,171
     246,537     IBM, 3.18%, 6/26/09                                    246,537
     443,767     Met Life Global Funding, 3.16%, 6/12/09                443,767

The accompanying notes are an integral part of these financial statements.

       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    19

---------------------------------------------------------------------------------
Principal
Amount                                                              Value
---------------------------------------------------------------------------------
                 Securities Lending Collateral -- (continued)
$419,113         WestPac, 3.18%, 6/1/09                             $     419,113
                                                                    -------------
                                                                    $   3,572,028
---------------------------------------------------------------------------------
                 Mutual Funds:
 295,845         BlackRock Liquidity Money Market Fund, 3.18%       $     295,845
 384,746         Dreyfus Preferred Money Market Fund, 3.18%               384,746
                                                                    -------------
                                                                    $     680,591
---------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
1,048,656        Deutsche Bank, 2.5% 7/1/08                         $   1,048,656
2,958,447        Lehman Brothers, 2.65% 7/1/08                          2,958,447
                                                                    -------------
                                                                    $   4,007,103
---------------------------------------------------------------------------------
                 Other:
 122,606         ABS CFAT 2008-A A1, 3.005%, 4/27/09                $     122,606
                                                                    -------------
                 Total Securities Lending Collateral                $  16,093,250
---------------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $18,363,250)                                 $  18,363,250
---------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 121.9%
                 (Cost $71,607,983) (a)                             $  89,504,442
---------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (21.9)%            $ (16,093,555)
---------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                         $  73,410,887
=================================================================================

*    Non-income producing security.

(a) At June 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $71,609,816 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                              $18,736,830
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                 (842,204)
                                                                                    -----------
       Net unrealized gain                                                          $17,894,626
                                                                                    ===========

The accompanying notes are an integral part of these financial statements.

20    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

(b)   At June 30, 2008, the following securities were out on loan:

--------------------------------------------------------------------------------
    Shares        Security                                         Market Value
--------------------------------------------------------------------------------
  13,300        Cameron International Corp.*                     $   736,155
  38,100        Dentsply International, Inc.                       1,402,080
  43,500        Expeditors International of Washington, Inc.       1,870,500
  35,000        Linear Technology Corp.                            1,139,950
  10,900        Mettler-Toledo International, Inc.*                1,033,974
  75,000        Microchip Technology                               2,290,500
  75,500        O'Reilly Automotive, Inc.*                         1,687,425
  49,000        PetSmart, Inc.                                       977,550
  29,000        ResMed, Inc.*                                      1,036,460
  36,600        Sigma-Aldrich Corp.                                1,971,276
  38,900        Trimble Navigation Ltd.*                           1,388,730
--------------------------------------------------------------------------------
                Total                                            $15,534,600
================================================================================

(c)  Securities lending collateral is managed by Credit Suisse

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2008 aggregated $20,359,159 and $10,627,986, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

-------------------------------------------------------------------------------------
                                                                         Other
                                                       Investments       Financial
Valuation Inputs                                       in Securities     Instruments*
-------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                 $71,141,192           -
Level 2 - Other Significant Observable Inputs            18,363,250           -
Level 3 - Significant Unobservable Inputs                                     -
-------------------------------------------------------------------------------------
     Total                                              $89,504,442           -
=====================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    21

Statement of Assets and Liabilities | 6/30/08 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of $15,534,600)
   (cost $71,607,983)                                                       $89,504,442
  Cash                                                                          111,819
  Receivables --
   Investment securities sold                                                   226,944
   Fund shares sold                                                              91,699
   Dividends and interest                                                        38,952
   Due from Pioneer Investment Management, Inc.                                  36,105
  Other                                                                          37,057
---------------------------------------------------------------------------------------
     Total assets                                                           $90,047,018
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                          $   451,182
   Fund shares repurchased                                                       35,586
   Upon return of securities loaned                                          16,093,250
  Due to affiliates                                                              25,930
  Accrued expenses                                                               30,183
---------------------------------------------------------------------------------------
     Total liabilities                                                      $16,636,131
---------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                           $55,310,056
  Accumulated net investment loss                                              (194,567)
  Accumulated net realized gain on investments                                  398,939
  Net unrealized gain on investments                                         17,896,459
---------------------------------------------------------------------------------------
     Total net assets                                                       $73,410,887
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $55,894,213/1,814,469 shares)                           $     30.80
  Class B (based on $8,503,773/287,784 shares)                              $     29.55
  Class C (based on $9,012,901/303,948 shares)                              $     29.65
MAXIMUM OFFERING PRICE:
  Class A ($30.80 [divided by] 94.25%)                                      $     32.68
=======================================================================================


The accompanying notes are an integral part of these financial statements.

22    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

Statement of Operations (unaudited)

For the Six Months Ended 6/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $3,083)       $216,013
  Interest                                                    16,628
  Income from securities loaned, net                          14,917
----------------------------------------------------------------------------------------
     Total investment income                                                $    247,558
----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $256,100
  Transfer agent fees and expenses
   Class A                                                    64,763
   Class B                                                    14,483
   Class C                                                    12,423
  Distribution fees
   Class A                                                    55,166
   Class B                                                    34,985
   Class C                                                    38,060
  Administrative fees                                          6,779
  Custodian fees                                              11,002
  Registration fees                                           24,015
  Professional fees                                           22,370
  Printing expense                                            11,247
  Fees and expenses of nonaffiliated trustees                  1,591
  Miscellaneous                                                5,232
----------------------------------------------------------------------------------------
     Total expenses                                                         $    558,216
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                              (114,411)
     Less fees paid indirectly                                                    (1,680)
----------------------------------------------------------------------------------------
     Net expenses                                                           $    442,125
----------------------------------------------------------------------------------------
       Net investment loss                                                  $   (194,567)
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                          $    470,025
----------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                              $ (2,994,807)
----------------------------------------------------------------------------------------
  Net loss on investments                                                   $ (2,524,782)
----------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                      $ (2,719,349)
========================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    23

Statement of Changes in Net Assets

For the Six Months Ended 6/30/08 and the Year Ended 12/01/07, respectively



                                                         Six Months
                                                         Ended
                                                         6/30/08            Year Ended
                                                         (unaudited)        12/01/07
FROM OPERATIONS:
Net investment loss                                      $   (194,567)      $  (430,725)
Net realized gain on investments                              470,025         3,210,883
Change in net unrealized gain (loss) on investments        (2,994,807)        6,241,921
----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     $ (2,719,349)      $ 9,022,079
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $2.11 per share, respectively)     $         --       $(2,981,034)
   Class B ($0.00 and $2.11 per share, respectively)               --          (553,301)
   Class C ($0.00 and $2.11 per share, respectively)               --          (526,388)
----------------------------------------------------------------------------------------
     Total distributions to shareowners                  $         --       $(4,060,723)
----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 27,472,378       $23,359,211
Reinvestment of distributions                                                 3,595,362
Cost of shares repurchased                                (16,430,022)      (24,390,963)
----------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                  $ 11,042,356       $ 2,563,610
----------------------------------------------------------------------------------------
   Net increase in net assets                            $  8,323,007       $ 7,524,966
NET ASSETS:
Beginning of period                                        65,087,880        57,562,914
----------------------------------------------------------------------------------------
End of period                                            $ 73,410,887       $65,087,880
----------------------------------------------------------------------------------------
Accumulated net investment loss                          $   (194,567)      $        --
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

                                   '08 Shares      '08 Amount        '07 Shares      '07 Amount
                                   (unaudited)     (unaudited)
Class A
Shares sold                           649,799      $20,330,974        496,691        $15,925,118
Reinvestment of distributions              --               --         85,598          2,682,740
Less shares repurchased              (350,863)     (10,454,462)      (540,913)       (17,154,448)
------------------------------------------------------------------------------------------------
   Net increase                       298,935      $ 9,876,512         41,376        $ 1,453,410
================================================================================================
Class B
Shares sold                           141,210      $ 4,205,640        163,157        $ 5,111,978
Reinvestment of distributions              --               --         16,518            499,275
Less shares repurchased              (140,188)      (4,089,514)       (59,078)        (1,845,845)
------------------------------------------------------------------------------------------------
   Net increase                         1,022      $   116,126        120,597        $ 3,765,408
================================================================================================
Class C
Shares sold                            97,644      $ 2,935,764         72,445        $ 2,268,562
Reinvestment of distributions              --               --         13,631            413,347
Less shares repurchased               (65,452)      (1,886,046)      (115,930)        (3,571,127)
------------------------------------------------------------------------------------------------
   Net increase (decrease)             32,192      $ 1,049,718        (29,854)       $  (889,218)
================================================================================================
Class R*
Shares sold                                --      $        --          1,832        $    53,553
Reinvestment of distributions              --               --             --                 --
Less shares repurchased                    --               --        (61,079)        (1,819,543)
------------------------------------------------------------------------------------------------
   Net decrease                            --      $        --        (59,247)       $(1,765,990)
================================================================================================

*    Class R shares were liquidated on February 1, 2007.

The accompanying notes are an integral part of these financial statements.

       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    25

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                     Six Months
                                                     Ended          Year          Year         Year         Year          Year
                                                     6/30/08        Ended         Ended        Ended        Ended         Ended
                                                     (unaudited)    12/31/07      12/31/06     12/31/05     12/31/04      12/31/03
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                 $  31.68       $  28.93      $  27.39     $  26.12     $  24.76      $  19.02
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                 $  (0.06)      $  (0.15)     $  (0.18)    $  (0.15)    $  (0.16)     $  (0.10)
 Net realized and unrealized gain (loss)
  on investments                                        (0.82)          5.01          1.87         1.42         1.52          5.84
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment
    operations                                       $  (0.88)      $   4.86      $   1.69     $   1.27     $   1.36      $   5.74
Distributions to shareowners:
  Net realized gain                                        --          (2.11)        (0.15)          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           $  (0.88)      $   2.75      $   1.54     $   1.27     $   1.36      $   5.74
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  30.80       $  31.68      $  28.93     $  27.39     $  26.12      $  24.76
====================================================================================================================================
Total return*                                           (2.78)%        16.88%         6.16%        4.86%        5.49%        30.18%
Ratio of net expenses to average net assets+             1.25%**        1.26%         1.26%        1.25%        1.25%         1.25%
Ratio of net investment loss to average net assets+     (0.43)%**      (0.51)%       (0.56)%      (0.64)%      (0.78)%       (0.83)%
Portfolio turnover rate                                    35%**          21%           13%          13%           8%            4%
Net assets, end of period (in thousands)             $ 55,894       $ 48,012      $ 42,654     $ 53,321     $ 40,504      $ 26,245
Ratios assuming no waiver of fees and assumption
 of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                            1.65%**        1.52%         1.62%        1.71%        1.79%         1.38%
 Net investment loss                                    (0.83)%**      (0.77)%       (0.92)%      (1.10)%      (1.33)%       (0.96)%
Ratios assuming waiver of fees and assumption
 of expenses by PIM and reduction for fees
 paid indirectly:
 Net expenses                                            1.25%**        1.25%         1.25%        1.25%        1.25%         1.25%
 Net investment loss                                    (0.43)%**      (0.50)%       (0.55)%      (0.64)%      (0.78)%       (0.83)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26  Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

------------------------------------------------------------------------------------------------------------------------
                                                     Six Months
                                                     Ended          Year          Year         Year
                                                     6/30/08        Ended         Ended        Ended        2/21/04(a)
                                                     (unaudited)    12/31/07      12/31/06     12/31/05     to 12/31/04
------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                  $ 30.52       $  28.19      $  26.95     $  25.94     $  25.32
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                 $  (0.16)      $  (0.30)     $  (0.50)    $  (0.29)    $  (0.20)
 Net realized and unrealized gain (loss)
  on investments                                        (0.81)          4.74          1.89         1.30         0.82
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment
    operations                                       $  (0.97)      $   4.44      $   1.39     $   1.01     $   0.62
Distributions to shareowners:
 Net realized gain                                         --         ( 2.11)        (0.15)          --           --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           $  (0.97)      $   2.33      $   1.24     $   1.01     $   0.62
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  29.55       $  30.52      $  28.19     $  26.95     $  25.94
========================================================================================================================
Total return*                                           (3.18)%        15.82%         5.15%        3.89%        2.45%(b)
Ratio of net expenses to average net assets+             2.15%**        2.16%         2.22%        2.17%        2.16%**
Ratio of net investment loss to average net assets+     (1.33)%**      (1.40)%       (1.52)%      (1.56)%      (1.68)%**
Portfolio turnover rate                                    35%**          21%           13%          13%           8%
Net assets, end of period (in thousands)             $  8,504       $  8,753      $  4,684     $  7,062     $  3,927
Ratios assuming no waiver of fees and assumption of
 expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                            2.53%**        2.38%         2.59%        2.62%        2.74%**
 Net investment loss                                    (1.71)%**      (1.62)%       (1.89)%      (2.01)%      (2.26)%**
Ratios assuming waiver of fees and assumption of
 expenses by PIM and reduction for fees
 paid indirectly:
 Net expenses                                            2.15%**        2.15%         2.21%        2.16%        2.16%**
 Net investment loss                                    (1.33)%**      (1.39)%       (1.51)%      (1.55)%      (1.68)%**
========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class B Shares were first publicly offered on February 21, 2004.
(b)  Not Annualized.

The accompanying notes are an integral part of these financial statements.

         Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08  27

------------------------------------------------------------------------------------------------------------------------
                                                     Six Months
                                                     Ended          Year          Year         Year
                                                     6/30/08        Ended         Ended        Ended        2/21/04(a)
                                                     (unaudited)    12/31/07      12/31/06     12/31/05     to 12/31/04
------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                 $  30.62       $  28.29      $  26.99     $  25.96     $  25.32
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                 $  (0.16)      $  (0.43)     $  (0.44)    $  (0.29)    $  (0.17)
 Net realized and unrealized gain (loss)
  on investments                                        (0.81)          4.87          1.89         1.32         0.81
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment
    operations                                       $  (0.97)      $   4.44      $   1.45     $   1.03     $   0.64
Distributions to shareowners:
 Net realized gain                                         --          (2.11)        (0.15)          --           --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           $  (0.97)      $   2.33      $   1.30     $   1.03     $   0.64
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  29.65       $  30.62      $  28.29     $  26.99     $  25.96
========================================================================================================================
Total return*                                           (3.17)%        15.77%         5.37%        3.97%        2.53%(b)
Ratio of net expenses to average net assets+             2.16%**        2.17%         2.05%        2.10%        2.07%**
Ratio of net investment loss to average net assets+     (1.33)%**      (1.42)%       (1.35)%      (1.48)%      (1.59)%**
Portfolio turnover rate                                    35%**          21%           13%          13%           8%
Net assets, end of period (in thousands)             $  9,013       $  8,322      $  8,531     $ 11,054     $  5,860
Ratios assuming no waiver of fees and assumption
 of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                            2.45%**        2.42%         2.41%        2.55%        2.67%**
 Net investment loss                                    (1.62)%**      (1.67)%       (1.71)%      (1.93)%      (2.19)%**
Ratios assuming waiver of fees and assumption
 of expenses by PIM and reduction for fees
 paid indirectly:
 Net expenses                                            2.15%**        2.15%         2.04%        2.09%        2.07%**
 Net investment loss                                    (1.32)%**      (1.40)%       (1.34)%      (1.47)%      (1.59)%**
========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class C Shares were first publicly offered on February 21, 2004.
(b)  Not Annualized.

The accompanying notes are an integral part of these financial statements.

28  Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

Notes To Financial Statements | 6/30/08 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Small and Mid Cap Growth Fund (the Fund), is one of seven series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on February 20, 2004 is the successor to the Papp Small and Mid Cap Growth Fund, Inc. Papp Small and Mid Cap Growth Fund transferred all of its net assets in exchange for the Fund's Class A shares in a one-to-one exchange ratio on February 20, 2004 pursuant to an agreement and plan of reorganization (the "Reorganization" was approved by the Shareholders of Papp Small and Mid Cap Growth Fund, Inc. on February 20, 2004). Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is long term capital growth.

The Fund offers three classes of shares -- Class A, Class B and Class C shares. Class R shares were liquidated on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting years. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to these documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    29

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2008 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


30    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                          2007
--------------------------------------------------------------------------------
Distributions paid from:
Long-term capital gain                                               $4,060,723
--------------------------------------------------------------------------------
  Total                                                              $4,060,723
================================================================================

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $5,850 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2008.


D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.


E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral, and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    31
     is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.


F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets equal to $1 billion and 0.80% on assets over $1 billion. For the six months ended June 30, 2008, the management fee was equivalent to a rate of 0.85% of average net assets.

PIM, and not the Fund pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates LLP (Papp) as compensation for its sub advisory services to the Fund.

Through May 1, 2009, PIM had agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25%, 2.15%, 2.15%, for Classes A, B, and C respectively.

Under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $5,295 in management fees, administrative costs and certain others services payable to PIM at June 30, 2008.


3.   Transfer Agent

Since the Reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $18,023 in transfer agent fees payable to PIMSS at June 30, 2008.


32    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

4.   Distribution and Service Plans

Effective February 20, 2004 the Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays PFD a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $2,610 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of Class A, Class B and Class C of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2008, CDSCs in the amount of $10,436 were paid to PFD.


5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30,2008, the Fund's expenses were reduced by $1,680 under such arrangements.


6.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    33

ADDITIONAL INFORMATION

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders (or, with respect to certain proposals, by shareholders of Pioneer Series Trust II, as noted below) follows:


-----------------------------------------------------------------------------------------------------
                          For                 Withhold           Abstain           Broker Non-Votes
-----------------------------------------------------------------------------------------------------
Proposal 1 -- To elect Trustees*
  John F. Cogan, Jr.     156,369,740.387      3,561,606.853      39,820.833        0
  Daniel K. Kingsbury    156,839,674.820      3,091,672.420      39,820.833        0
  David R. Bock          156,840,693.736      3,090,653.503      39,820.833        0
  Mary K. Bush           156,811,976.049      3,119,371.190      39,820.833        0
  Benjamin M. Friedman   156,802,553.098      3,128,794.141      39,820.833        0
  Margaret B.W. Graham   156,836,838.949      3,094,508.290      39,820.833        0
  Thomas J. Perna        156,920,826.461      3,010,520.778      39,820.833        0
  Marguerite A. Piret    156,849,211.156      3,082,136.083      39,820.833        0
  John Winthrop          156,551,921.430      3,379,425.809      39,820.833        0


----------------------------------------------------------------------------------------------------------
                              For                  Withhold           Abstain            Broker Non-Votes
----------------------------------------------------------------------------------------------------------
Proposal 2 -- To approve an
amendment to the
Declaration of Trust*         144,690,303.783      6,167,718.766      1,531,022.525      7,582,123.000


----------------------------------------------------------------------------------------------------------
                                 For               Withhold           Abstain            Broker Non-Votes
----------------------------------------------------------------------------------------------------------
Proposal 3A -- To approve
changes to the Fund's
fundamental investment
policy relating to borrowing
money                            765,455.152       41,930.303         21,993.778         282,406.000
Proposal 3B -- To approve
changes to the Fund's
fundamental investment
policy relating to
underwriting                     764,050.868       41,285.106         24,043.259         282,406.000
Proposal 3C -- To approve
changes to the Fund's
fundamental investment
policy relating to lending       763,003.479       42,657.495         23,718.259         282,406.000
Proposal 3D -- To approve
changes to the Fund's
fundamental investment
policy relating to issuing
senior securities                765,760.541       41,398.303         22,220.389         282,406.000
Proposal 3E -- To approve
changes to the Fund's
fundamental investment
policy relating to real estate   765,349.952       42,762.584         21,266.697         282,406.000

34    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

----------------------------------------------------------------------------------------------------------
                                 For               Withhold           Abstain            Broker Non-Votes
----------------------------------------------------------------------------------------------------------
Proposal 3F -- To approve
changes to the Fund's
fundamental investment
policy relating to
commodities                      764,946.563       42,895.281         21,537.389         282,406.000
Proposal 3G -- To approve
changes to the Fund's
fundamental investment
policy relating to
concentration                    762,031.279       41,523.003         25,824.951         282,406.000
Proposal 3H -- To approve
changes to the Fund's
fundamental investment
policy relating to
diversification                  764,342.368       42,609.392         22,427.474         282,406.000
Proposal 3I -- To approve
the conversion of the Fund's
investment objective from
fundamental to non-
fundamental                      759,424.676       48,287.168         21,667.389         282,406.000


----------------------------------------------------------------------------------------------------------
                                 For               Withhold           Abstain            Broker Non-Votes
----------------------------------------------------------------------------------------------------------
Proposal 4 -- To approve an
Amended and Restated
Management Agreement
with PIM                         770,316.079       35,858.989         23,204.166         282,406.000

* Proposals 1 and 2 were voted on and approved by all series of Pioneer Series Trust II. Results reported above reflect the combined votes of all series of the Trust.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    35

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to


36    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007 and in the fifth quintile of its Morningstar category for the three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM, the Trustees agreed that they would continue to monitor the performance of the Fund especially closely.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    37
ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the first quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.


38    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    39

Trustees, Officers and Service Providers

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Daniel K. Kingsbury, Executive
Mary K. Bush                              Vice President
Benjamin M. Friedman                     Mark E. Bradley, Treasurer
Margaret B.W. Graham                     Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


40    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

                           This page for your notes.

       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    41

                           This page for your notes.

42    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

                           This page for your notes.

       Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08    43

                           This page for your notes.

44    Pioneer Small and Mid Cap Growth Fund | Semiannual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: pioneerinvestments.com


This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                               Pioneer Tax Free
                               Money Market Fund
                               Semiannual Report | June 30, 2008

                               Ticker Symbols:
                               Class A TTAXX
                               Class Y PTYXX


[LOGO]PIONEER
Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               7
Performance Update                              8
Comparing Ongoing Fund Expenses                 9
Schedule of Investments                        11
Financial Statements                           16
Notes To Financial Statements                  22
Approval of Investment Advisory Agreement      27
Trustees, Officers and Service Providers       31


           Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However, a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June 2008 near earlier lows while Treasury bond prices ended June near end-of-year levels.

In the six-month period ending June 30, 2008, the Dow Jones Industrial Average fell 13%, the Standard & Poor's 500 Index fell 12% and the NASDAQ Composite Index fell 14%. The MSCI EAFE Developed Market Index of international stock markets fell 11%, and the MSCI Emerging Markets Index fell


2    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

12%. In each case, the majority of the decline was concentrated in the month of June. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six-month period, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


           Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

In the following interview, Seth Roman, Portfolio Manager of the Pioneer Tax Free Money Market Fund, outlines the investment environment for tax-free money market securities during the most recent semiannual period ended June 30, 2008; the Fund's performance; his investment strategy; and his outlook going forward.


Q  How did the Fund perform during its most recent semiannual period?

A For the six-month period ended June 30, 2008, the Fund's Class A shares posted a 0.78% total return at net asset value. In comparison, the average return of the 111 funds in the Lipper Tax-Exempt Money Market Fund category over the same six-month period was 0.88%.

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q Will you describe the investing environment for tax-exempt money funds during the time period?

A In response to two major problems that carried over from 2007 -- the struggling economy and the financial market credit crunch that originated with the accelerating defaults of subprime mortgages -- the U.S. Federal Reserve (the Fed) continued to cut short-term rates and employ innovative techniques to inject liquidity into the global financial system. From January through April 2008, the Fed cut short-term rates by a total of 2.25%; the Federal funds rate stood at 2% on June 30, 2008.

   In mid-March, Wall Street was shocked by the rapid demise of Bear Stearns, a venerable, 100-year-old institution that was brought down by the mortgage crisis. At that time, the Fed stepped in to facilitate Bear Stearns' acquisition by JPMorgan Chase. In addition, the financial status of the three largest "monoline" insurers, AMBAC, FGIC and MBIA -- firms that had, since the 1970s, insured billions of dollars in tax-exempt securities up to a rating of AAA -- deteriorated significantly. The three firms fell into financial difficulty because they also insure structured mortgage products. The insurers' exposure to significant mortgage securities losses caused the credit ratings of the companies to be downgraded to below AAA. These events, in turn, prompted investors to look beyond bond insurance and reexamine the underlying creditworthiness of hundreds of AAA-insured issues, creating significant volatility within the short- and long-term tax-exempt markets.


4    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

   With the downgrading of the three major monoline insurers, demand for high-quality money market securities spiked, causing money market yields to decline.

Q What has been the strategy for the Fund during the six-month period ended June 30, 2008?

A We continue to maintain broad diversification within the Fund's portfolio, both on a regional and national basis, with AAA credits in revenue issues. As we pursue our nationally focused diversification strategy, we strongly emphasize high quality and safety of principal.

   In a volatile period for all financial markets, we took a cautious approach in managing the Fund's average maturity. For this reason, we invested the Fund principally in daily and weekly floating rate securities during the six-month period. These floating rate securities are extremely liquid, with yields that adjust daily or weekly based on market conditions, thus providing us with strategic flexibility, and the Fund with reasonable yield. In addition, we chose not to extend the Fund's maturity during the period because we perceived a lack of creditworthy longer-term notes in the marketplace. With regard to insured securities, because of the deterioration of the monoline insurers, we have been discounting any insurance that may be associated with a particular security and have continued to closely investigate the creditworthiness of each issuer whose securities we consider for purchase.

Q  What is your outlook?

A It appears that the Fed will remain on hold regarding interest rates in the near term, despite growing inflation fears. Clearly, the country's financial system has recovered somewhat since earlier in the year. However, we continue to perceive significant weakness in the housing market as property values decline and increases in foreclosures persist. Banks have tightened lending standards, and recovery for the mortgage sector will most likely be slow and gradual. With the housing market still fragile, and the U.S. economy in danger of slipping into recession, tax collections for states and municipalities have been declining. For this reason, we have sought to invest in states with solid balance sheets, and are avoiding general obligation issues; we are looking instead to securities backed by what we believe to be solid revenue streams.

   In the coming months, we will continue to look for opportunities to extend the Fund's maturity, though with due caution. In addition, we will monitor market movements closely and seek to take advantage of any upward movement in short-term yields, while maintaining a high-quality portfolio.


           Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    5

The performance of each class of the Fund is the performance of the predecessor fund's Investor Class, which has been restated to reflect differences in any applicable sales charges but not Rule 12b-1 fees or other differences in expenses. If all the expenses of the Pioneer fund were reflected, the performance would be lower.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


6    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

Portfolio Summary | 6/30/08

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Government Bond                    14.1%
Medical Bond                       13.9%
Financial Services                  9.5%
Utilities Bonds                     9.0%
Development                         8.9%
Pollution                           8.7%
General                             8.2%
Facilities                          7.9%
Higher Education                    6.1%
Education                           4.5%
Multi-Family Housing                2.4%
School Districts                    1.8%
Ungrouped                           1.3%
Housing                             1.3%
Transportation                      1.1%
Water                               0.8%
Airport                             0.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.  Jacksonville Pollution Control, 1.83%, 7/3/08                                     4.42%
--------------------------------------------------------------------------------------------
 2.  Austin Texas Utilities System Revenue, Floating Rate Note, 5/15/24                4.41
--------------------------------------------------------------------------------------------
 3.  Texas State Tax & Revenue Anticipation, 4.5%, 8/28/08                             3.80
--------------------------------------------------------------------------------------------
 4.  Elmhurst Illinois, Floating Rate Note, 7/1/18                                     3.44
--------------------------------------------------------------------------------------------
 5.  Clarksville Tennessee Public, Floating Rate Note, 7/1/34                          3.44
--------------------------------------------------------------------------------------------
 6.  Michigan University, Floating Rate Note, 12/1/37                                  3.28
--------------------------------------------------------------------------------------------
 7.  District of Columbia, Floating Rate Note, 6/1/30                                  3.24
--------------------------------------------------------------------------------------------
 8.  Vanderbilt University, 1.55%, 8/7/08                                              3.16
--------------------------------------------------------------------------------------------
 9.  Southeast Alabama Gas District, Floating Rate Note, 8/1/27                        2.78
--------------------------------------------------------------------------------------------
10.  Massachusetts State, Conservation LN-Series A, Floating Rate Note, 2/1/28         2.76
--------------------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any securities listed.


           Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    7

Performance Update | 6/30/08

Share Prices
--------------------------------------------------------------------------------

Net Asset Value Per Share    6/30/08   12/31/07
Class A Shares              $ 1.00    $ 1.00
Class Y Shares              $ 1.00    $ 1.00

Distributions Per Share
--------------------------------------------------------------------------------

                     Income        Short-Term       Long-Term
(1/1/08 - 6/30/08)   Dividends     Capital Gains    Capital Gains
Class A Shares       $ 0.0078      $    -           $    -
Class Y Shares       $ 0.0086      $    -           $    -

Yields**
--------------------------------------------------------------------------------

Per Share         7-Day Annualized   7-Day Effective*
Class A Shares   1.16%              1.16%
Class Y Shares   1.32%              1.33%

*  Assumes daily compounding of dividends.


** Please contact Pioneer to obtain the Fund's current yield.



Expense Ratio
--------------------------------------------------------------------------------

(Per Prospectus dated May 1, 2008)
                 Gross       Net
Class A Shares   0.65%      0.65%
Class Y Shares   0.44%      0.44%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


Performance data shown represents past performance. Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Pioneer Tax Free Money Market was created through the reorganization of the predecessor Safeco Tax Free Money Market Fund on December 10, 2004. The performance of each class of the Fund is the performance of the predecessor fund's Investor Class, which has been restated to reflect differences in any applicable sales charges (but not Rule 12b-1 fees or other differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.


Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


8    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Money Market Fund

Based on actual returns from January 1, 2008 through June 30, 2008.


-------------------------------------------------------
Share Class                      A                Y
 Beginning Account       $ 1,000.00       $ 1,000.00
 Value On 1/1/08
-------------------------------------------------------
 Ending Account          $ 1,007.80       $ 1,008.60
 Value On 6/30/08
-------------------------------------------------------
 Expenses Paid           $     3.39       $     2.55
 During Period*
-------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.68% and 0.51%, for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


           Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    9

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Tax Free Money Market Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2008 through June 30, 2008.


-------------------------------------------------------
 Share Class                      A                Y
-------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00
 Value On 1/1/08
-------------------------------------------------------
 Ending Account          $ 1,021.48       $ 1,022.33
 Value On 6/30/08
-------------------------------------------------------
 Expenses Paid           $     3.42       $     2.56
 During Period*
-------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.68% and 0.51%, for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


10    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

Schedule of Investments | 6/30/08 (unaudited)


---------------------------------------------------------------------------------------------------------
Principal      Floating    S&P/Moody's
Amount         Rate (b)    Ratings                                                           Value
---------------------------------------------------------------------------------------------------------
                                           MUNICIPAL BONDS -- 84.1%
                                           Miscellaneous -- 1.2%
$ 2,000,000               AAA/Aaa          University of North Carolina, 1.59%, 7/10/08       $ 2,000,000
---------------------------------------------------------------------------------------------------------
                                           Government -- 13.7%
  5,130,000    1.57        NR/NR           District of Columbia, Floating Rate Note, 6/1/30   $ 5,130,000
    280,000    1.50       AAA/AA1          Guilford County North Carolina, Floating Rate
                                           Note, 4/1/23                                           280,000
  4,375,000    1.53       AA/Aa2           Massachusetts State Conservation, Floating Rate
                                           Note, 2/1/28                                         4,375,000
    800,000    1.55       AA/Aa3           Mississippi State Series B General, Floating Rate
                                           Note, 11/1/23                                          800,000
  1,000,000               AA/AA1           Texas State Public Finance Authority Series A,
                                           5.0%, 10/1/08                                        1,005,806
  6,000,000              SP1+/MIG1         Texas State Tax & Revenue Anticipation,
                                           4.5%, 8/28/08                                        6,007,426
  3,700,000    1.44      A-1+/VMI1         Wake County North Carolina, Floating Rate
                                           Note, 4/1/21                                         3,700,000
  1,000,000               AAA/AAA          Washington State, 5.0%, General Obligation,
                                           1/1/09                                               1,010,147
                                                                                              -----------
                                                                                              $22,308,379
---------------------------------------------------------------------------------------------------------
                                           Municipal Airport -- 0.5%
    830,000    2.50       AA-/NA           Sarasota-Manatee Airport Authority Florida,
                                           Floating Rate Note, 8/1/14                         $   830,000
---------------------------------------------------------------------------------------------------------
                                           Municipal Development -- 8.7%
  2,000,000    1.44       AAA/Aaa          Albemarle County Virginia Industrial
                                           Development Authority, Floating Rate Note,
                                           8/1/37                                             $ 2,000,000
  2,750,000    2.50        NR/NR           Athens-Clarke County Georgia, Floating Rate
                                           Note, 8/1/33                                         2,750,000
  1,900,000    2.50       AA/Aa2           Jackson County Mississippi, Floating Rate
                                           Note, 6/1/23                                         1,900,000
  2,000,000    3.00       AAA/AAA          Mississippi Business Finance Corp. Mississippi
                                           Gulf Opportunity Zone, Floating Rate Note,
                                           12/1/30                                              2,000,000
  3,000,000    1.50       AA-/Aa1          Pima County Arizona Industrial Development
                                           Authority, Floating Rate Note, 12/1/22               3,000,000
    875,000    2.05       AA+/Aa1          Valdez Alaska Marine Revenue, Floating Rate
                                           Note, 6/1/37                                           875,000
  1,600,000    2.05       AA+/Aa1          Valdez Alaska Marine Term, Floating Rate
                                           Note, 7/1/37                                         1,600,000
                                                                                              -----------
                                                                                              $14,125,000
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    11

 ---------------------------------------------------------------------------------------------------------
Principal    Floating      S&P/Moody's
Amount       Rate (b)      Ratings                                                             Value
---------------------------------------------------------------------------------------------------------
                                          Municipal Education -- 4.4%
$ 600,000    2.50              AA/NR      Broward County Florida, Floating Rate Note,
                                          4/1/24                                              $   600,000
3,500,000    1.50              NR/NR      Guilford County North Carolina, Floating Rate
                                          Note, 4/1/27                                          3,500,000
3,000,000    1.55             AA-/NA      Illinois Financial Authority Revenue, Floating
                                          Rate Note, 9/1/41                                     3,000,000
                                                                                              -----------
                                                                                              $ 7,100,000
---------------------------------------------------------------------------------------------------------
                                          Municipal Facilities -- 7.7%
1,800,000    2.50             NR/Aa1      Clarksville Tennessee Public, Floating Rate Note,
                                          1/1/33                                              $ 1,800,000
1,400,000    2.50             NR/Aa1      Clarksville Tennessee Public, Floating Rate Note,
                                          7/1/31                                                1,400,000
5,440,000    2.50             NR/Aa1      Clarksville Tennessee Public, Floating Rate Note,
                                          7/1/34                                                5,440,000
  700,000    1.55             NR/Aa1      Holland Creek Metropolitan District Colorado,
                                          Floating Rate Note, 6/1/41                              700,000
1,000,000    1.55             AA-/NR      Oregon State Facilities Authority Revenue,
                                          Floating Rate Note, 8/1/34                            1,000,000
2,230,000    1.55             AA-/NR      Richland Washington Golf Enterprise Revenue,
                                          Floating Rate Note, 12/1/21                           2,230,000
                                                                                              -----------
                                                                                              $12,570,000
---------------------------------------------------------------------------------------------------------
                                          Municipal General -- 7.9%
1,000,000    1.55              AA/NR      Commerce City Colorado Northern, Floating Rate
                                          Note, 12/1/28                                       $ 1,000,000
  800,000    1.66             AA-/NR      Commerce City Colorado Northern, Floating Rate
                                          Note, 12/1/31                                           800,000
3,280,000    1.53             NR/Aa2      District of Columbia, Floating Rate Note, 6/1/25      3,280,000
3,830,000    1.47              AA/NR      Kent County Delaware Student, Floating Rate
                                          Note, 7/1/36                                          3,830,000
1,500,000    1.60             AA-/NR      NBC Metropolitan District Colorado, Floating
                                          Rate Note, 12/1/30                                    1,500,000
2,500,000                     AA/AA3      Washington DC Convention Center, 5.25%,
                                          10/1/15                                               2,538,949
                                                                                              -----------
                                                                                              $12,948,949
---------------------------------------------------------------------------------------------------------
                                          Municipal Higher Education -- 4.7%
1,000,000    1.45             AAA/Aaa     Loudoun County Virginia Industrial Development
                                          Authority, Floating Rate Note, 2/15/38              $ 1,000,000
1,100,000    1.65              NR/A1      New Hampshire Health & Education, Floating
                                          Rate Note, 7/1/35                                     1,100,000
5,190,000    3.00             AA+/Aa2     Michigan University, Floating Rate Note,
                                          12/1/37                                               5,190,000
  300,000    2.90             AA+/Aa1     Virginia College Building Authority, Floating Rate
                                          Note, 2/1/26                                            300,000
                                                                                              -----------
                                                                                              $ 7,590,000
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
12    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

----------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount         Rate (b)      Ratings                                                            Value
----------------------------------------------------------------------------------------------------------
                                            Municipal Housing -- 1.2%
$ 2,000,000                     AA/AA3      Alaska State Housing Finance Corp.,
                                            5.0%, 7/1/08                                       $ 2,000,000
----------------------------------------------------------------------------------------------------------
                                            Municipal Medical -- 13.4%
  1,900,000                     AA/AA3      Alaska Industrial & Development, 5.0%,
                                            10/1/08                                            $ 1,909,335
  2,000,000    2.50             AA/AA3      Charlotte-Mecklenburg Hospital Authority,
                                            Floating Rate Note, 1/15/26                          2,000,000
  3,350,000    1.50             AAA/Aaa     Charlotte-Mecklenburg Hospital Authority,
                                            Floating Rate Note, 1/15/42                          3,350,000
  1,350,000    1.57             AAA/Aaa     Clark County Virginia Industry, Floating Rate
                                            Note, 1/1/30                                         1,350,000
  1,100,000    1.45              NR/NR      Daphne-Villa Mercy Alabama Special Care
                                            Facilities Financing Authority Revenue, Floating
                                            Rate Note, 12/1/30                                   1,100,000
  5,450,000    1.45             AA-/Aa2     Elmhurst Illinois, Floating Rate Note, 7/1/18        5,450,000
    200,000    1.44             AAA/Aaa     Harris County Texas Health, Floating Rate Note,
                                            12/1/32                                                200,000
    200,000    1.35             AAA/Aaa     Loudoun County Virginia Industrial Development
                                            Authority, Floating Rate Note, 2/15/38                 200,000
  1,400,000    1.53             Aa/AAA      Maryland Health Department, Floating Rate
                                            Note, 7/1/28                                         1,400,000
    200,000    1.40             AA/Aa2      Maryland State Health & Higher Educational
                                            Facilities Authority Revenue, Floating Rate Note,
                                            7/1/36                                                 200,000
  1,200,000    1.60             NR/Aaa      Nueces County Texas Health Facilities
                                            Development Corp., Revenue, Floating Rate
                                            Note, 7/1/15                                         1,200,000
  1,520,000                     AA-/AA3     University North Carolina Hospital Chapel Hill,
                                            5.0%, 2/1/09                                         1,540,683
  1,000,000    1.55             AAA/Aaa     Washington State Health Care Facilities, Floating
                                            Rate Note, 10/1/28                                   1,000,000
  1,000,000    1.55             AAA/Aaa     Washington State Health Care Facilities, Floating
                                            Rate Note, 10/1/28                                   1,000,000
                                                                                               -----------
                                                                                               $21,900,018
----------------------------------------------------------------------------------------------------------
                                            Municipal Multi-Family Housing -- 2.3%
  3,800,000    1.52             AAA/NR      Cobb County Georgia Housing Multi-Family,
                                            Floating Rate Note, 6/1/25                         $ 3,800,000
----------------------------------------------------------------------------------------------------------
                                            Municipal Pollution -- 6.0%
  3,500,000    1.50             A+/Aa1      Apache County Arizona Industrial Development
                                            Authority, Floating Rate Note, 12/15/18            $ 3,500,000
  3,000,000    2.50             AAA/Aaa     Escambia County Florida Pollution, Floating Rate
                                            Note, 7/1/22                                         3,000,000
    750,000    2.05             AA+/Aa1     Hammond Indiana Pollution Center, Floating
                                            Rate Note, 2/1/22                                      750,000
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    13

------------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount         Rate (b)      Ratings                                                             Value
                                            Municipal Pollution -- continued
$ 1,690,000    2.05             AA+/Aa1     Hurley New Mexico Pollution, Floating Rate Note,
                                            12/1/15                                             $  1,690,000
    880,000    2.20              A/A1       Sabine River Industrial Development Authority
                                            Texas, Floating Rate Note, 8/15/14                       880,000
                                                                                                ------------
                                                                                                $  9,820,000
------------------------------------------------------------------------------------------------------------
                                            Municipal School District -- 1.8%
  2,900,000    1.60             AAA/Aaa     Chicago Board of Education, Floating Rate Note,
                                            3/1/32                                              $  2,900,000
------------------------------------------------------------------------------------------------------------
                                            Municipal Transportation -- 1.1%
  1,500,000    1.41             AAA/Aaa     Orlando & Orange County Expressway Floating
                                            Rate Note, 7/1/40                                   $  1,500,000
    300,000    2.50             AA/Aa1      Port Arthur Texas Navy District, Floating Rate
                                            Note, 10/1/24                                            300,000
                                                                                                ------------
                                                                                                $  1,800,000
------------------------------------------------------------------------------------------------------------
                                            Municipal Utilities -- 8.7%
  6,985,000    1.60             AAA/Aaa     Austin Texas Utilities System Revenue, Floating
                                            Rate Note, 5/15/24                                  $  6,985,000
    600,000    1.70              NR/NR      Gainsville Utilities, Floating Rate Note, 10/1/26        600,000
  1,000,000    1.57              NR/NR      Lancaster Port Authority Ohio, Floating Rate
                                            Note, 5/1/38                                           1,000,000
  1,290,000                      AA/A1      Orange County Sales Tax Revenue, 5.0%, 10/1/08         1,294,737
  4,400,000    2.51             NR/Aa2      Southeast Alabama Gas District, Floating Rate
                                            Note, 8/1/27                                           4,400,000
                                                                                                ------------
                                                                                                $ 14,279,737
------------------------------------------------------------------------------------------------------------
                                            Municipal Water -- 0.8%
  1,275,000    3.00             NA/Aa2      Las Vegas, Nevada Water, Floating Rate
                                            Note, 6/1/36                                        $  1,275,000
------------------------------------------------------------------------------------------------------------
                                            TOTAL MUNICIPAL BONDS
                                            (Cost $137,247,083)                                 $137,247,083
------------------------------------------------------------------------------------------------------------
                                            TEMPORARY CASH INVESTMENTS -- 12.9%
                                            Commercial Paper -- 12.9%
  1,000,000                      NA/NA      Jacksonville Pollution Control, 1.56%, 8/8/08       $  1,000,000
  7,000,000                      NA/NA      Jacksonville Pollution Control, 1.83%, 7/3/08          7,000,000
  1,000,000                      NA/NA      Oklahoma County Water Utilities, 2.08%, 7/9/08         1,000,000
  1,000,000                      NA/NA      Texas Public Finance, 1.95%, 8/8/08                    1,000,000
  5,000,000                      NA/NA      Vanderbilt University, 1.55%, 8/7/08                   5,000,000
  1,985,000                      NA/NA      University of Texas, 1.6%, 8/7/08                      1,985,000
  2,000,000                      NA/NA      Oklahoma County Water Utilities,
                                            1.54%, 7/16/08                                         2,000,000
  2,000,000                      NA/NA      Oklahoma County Water Utilities, 1.6%, 7/2/08          2,000,000
------------------------------------------------------------------------------------------------------------
                                            TOTAL TEMPORARY CASH INVESTMENTS
                                            (Cost $20,985,000)                                  $ 20,985,000
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
14    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

-------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount         Rate (b)      Ratings                                                         Value
-------------------------------------------------------------------------------------------------------
                                            TAX EXEMPT MONEY MARKET MUTUAL FUND -- 0.0%
$       729                                 Blackrock Liquidity Funds Municipal
                                            Fund Portfolio                                 $        729
-------------------------------------------------------------------------------------------------------
                                            TOTAL TAX EXEMPT MONEY MARKET MUTUAL FUND
                                            (Cost $729)                                    $        729
-------------------------------------------------------------------------------------------------------
                                            TOTAL INVESTMENT IN SECURITIES -- 97.0%
                                            (Cost $158,232,812) (a)                        $158,232,812
-------------------------------------------------------------------------------------------------------
                                            OTHER ASSETS AND LIABILITIES -- 3.0%           $  4,896,966
-------------------------------------------------------------------------------------------------------
                                            TOTAL NET ASSETS -- 100.0%                     $163,129,778
-------------------------------------------------------------------------------------------------------

(a)   At June 30, 2008 cost for federal income tax purpose was $158,232,812.


(b)   The rate shown is the rate at period end.


NR    Not rated by either S&P or Moody's


Floating Rate Note inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:



----------------------------------------------------------------------------------
                                                                        Other
                                                      Investments     Financial
 Valuation Inputs                                   in Securities     Instruments*
----------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                           $158,232,812      --
 Level 2 -- Other Significant Observable Inputs               --      --
 Level 3 -- Significant Unobservable Inputs                   --      --
----------------------------------------------------------------------------------
 Total                                              $158,232,812
----------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.
          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    15

Statement of Assets and Liabilities | 6/30/08 (unaudited)


ASSETS:
  Investment in securities (cost $158,232,812)            $158,232,812
  Cash                                                       1,103,183
   Investment securities sold                                3,935,000
   Fund shares sold                                             68,842
   Interest                                                    660,403
  Other                                                         11,135
----------------------------------------------------------------------
     Total assets                                         $164,011,375
----------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                        $    600,643
   Fund shares repurchased                                      68,671
   Dividends                                                   154,832
  Due to affiliates                                             14,010
  Accrued expenses                                              43,441
----------------------------------------------------------------------
     Total liabilities                                    $    881,597
----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                         $163,229,915
  Undistributed net investment income                            1,066
  Accumulated net realized loss on investments                (101,203)
----------------------------------------------------------------------
     Total net assets                                     $163,129,778
                                                          ------------
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $77,166,061/77,157,824 shares)        $       1.00
  Cass Y (based on $85,963,717/85,960,804 shares)         $       1.00
----------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.
16    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

Statement of Operations (unaudited)

For the Six Months Ended 6/30/08

INVESTMENT INCOME:
  Interest                                                 $1,971,281
  Other                                                           674
--------------------------------------------------------------------------------------
     Total investment income                                                $1,971,955
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $  350,159
  Transfer agent fees and expenses
   Class A                                                      5,611
   Class Y                                                          2
  Distribution fees
   Class A                                                     58,411
  Administrative fees                                          19,815
  Custodian fees                                                2,732
  Registration fees                                            26,544
  Professional fees                                            25,064
  Printing expense                                              6,273
  Fees and expenses of nonaffiliated trustees                   2,872
  Miscellaneous                                                15,656
--------------------------------------------------------------------------------------
     Total expenses                                                         $  513,139
     Less fees paid indirectly                                                    (153)
--------------------------------------------------------------------------------------
     Net expenses                                                           $  512,986
--------------------------------------------------------------------------------------
       Net investment income                                                 1,458,969
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                          $     (473)
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                      $1,458,496
--------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.
          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    17

Statements of Changes in Net Assets

For the Six Months Ended 6/30/08 and the Year Ended 12/31/07, respectively.



-------------------------------------------------------------------------------------------------------
                                                                     Six Months Ended
                                                                     6/30/08              Year Ended
                                                                     (unaudited)          12/31/07
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $  1,458,969         $  5,732,842
Net realized gain (loss) on investments                                      (473)                 402
-------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations              $  1,458,496         $  5,733,244
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.0078 and $0.0299 per share, respectively)             $   (596,477)        $ (2,433,164)
   Class Y ($0.0086 and $0.0315 per share, respectively)                 (849,347)          (3,311,757)
-------------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $ (1,445,824)        $ (5,744,921)
-------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $172,810,236         $428,959,997
Reinvestment of distributions                                             388,300            1,558,526
Cost of shares repurchased                                           (197,042,201)        (437,445,730)
-------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                              $(23,843,665)        $ (6,927,207)
-------------------------------------------------------------------------------------------------------
   Net decrease in net assets                                        $(23,830,993)        $ (6,938,884)
NET ASSETS:
Beginning of period                                                   186,960,771          193,899,655
-------------------------------------------------------------------------------------------------------
End of period                                                        $163,129,778         $186,960,771
-------------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net investment income     $      1,066         $    (12,079)
-------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.
18    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

------------------------------------------------------------------------------------------------------
                                '08 Shares        '08 Amount        '07 Shares        '07 Amount
                                (unaudited)       (unaudited)
------------------------------------------------------------------------------------------------------
Class A
Shares sold                         118,900,981    $  118,900,980       293,983,129    $  293,983,129
Reinvestment of distributions           388,300           388,300         1,558,526         1,558,526
Less shares repurchased            (113,695,474)     (113,695,474)     (296,819,723)     (296,819,723)
------------------------------------------------------------------------------------------------------
   Net increase (decrease)            5,593,807    $    5,593,806        (1,278,068)   $   (1,278,068)
------------------------------------------------------------------------------------------------------
Class Y
Shares sold                          53,909,256    $   53,909,256       134,976,868    $  134,976,868
Less shares repurchased             (83,346,727)      (83,346,727)     (140,626,007)     (140,626,007)
------------------------------------------------------------------------------------------------------
   Net decrease                     (29,437,471)   $  (29,437,471)       (5,649,139)   $   (5,649,139)
------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.
          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    19

Financial Highlights

---------------------------------------------------------------------------------------------------------
                                                                                         Six Months Ended
                                                                                         6/30/08
                                                                                         (unaudited)
---------------------------------------------------------------------------------------------------------
Class A (a)
Net asset value, beginning of period                                                         $  1.0000
---------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                       $  0.0078
---------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                         (0.0078)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $  1.0000
---------------------------------------------------------------------------------------------------------
Total return*                                                                                     0.78%
Ratio of net expenses to average net assets+                                                      0.68%**
Ratio of net investment income to average net assets+                                             1.56%**
Net assets, end of period (in thousands)                                                     $  77,166
Ratios with no waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                     0.68%**
 Net investment income                                                                            1.56%**
Ratios with waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                     0.68%**
 Net investment income                                                                            1.56%**
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                                          Year           Year
                                                                                         Ended          Ended
                                                                                         12/31/07       12/31/06
---------------------------------------------------------------------------------------------------------------------
Class A (a)
Net asset value, beginning of period                                                       $   1.0000     $   1.0000
---------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                     $   0.0299     $   0.0270
---------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        (0.0299)       (0.0270)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $   1.0000     $   1.0000
---------------------------------------------------------------------------------------------------------------------
Total return*                                                                                    3.03%          2.76%
Ratio of net expenses to average net assets+                                                     0.65%          0.75%
Ratio of net investment income to average net assets+                                            2.96%          2.82%
Net assets, end of period (in thousands)                                                   $   71,568     $   72,854
Ratios with no waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                    0.65%          0.75%
 Net investment income                                                                           2.96%          2.82%
Ratios with waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                    0.64%          0.75%
 Net investment income                                                                           2.96%          2.82%
---------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                                          Year
                                                                                         Ended           12/11/04 (a)
                                                                                         12/31/05       to 12/31/04
------------------------------------------------------------------------------------------------------------------------
Class A (a)
Net asset value, beginning of period                                                       $   1.0000      $  1.0000
------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                     $   0.0126      $  0.0004
------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        (0.0126)       (0.0004)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $   1.0000      $  1.0000
------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                    1.28%          0.04%(b)
Ratio of net expenses to average net assets+                                                     0.78%          0.94%**
Ratio of net investment income to average net assets+                                            1.75%          1.38%**
Net assets, end of period (in thousands)                                                   $   31,232      $     317
Ratios with no waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                    0.81%          1.17%**
 Net investment income                                                                           1.72%          1.15%**
Ratios with waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                    0.78%            --**
 Net investment income                                                                           1.75%            --**
----------------------------------------------------------------------------------------------------------------------

(a) Class A shares were first publicly offered on December 11, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

20  Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08


----------------------------------------------------------------------------------------------------------
                                                                                         Six Months Ended
                                                                                         6/30/08
                                                                                         (unaudited)
-----------------------------------------------------------------------------------------------------------
Class Y (a)
Net asset value, beginning of period                                                      $  1.0000
-----------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                    $  0.0086
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                      (0.0086)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $  1.0000
-----------------------------------------------------------------------------------------------------------
Total return*                                                                                  0.86%
Ratio of net expenses to average net assets+                                                   0.51%**
Ratio of net investment income to average net assets+                                          1.75%**
Net assets, end of period (in thousands)                                                  $  85,964
Ratios with no waiver of fees and assumptions of expense by PIM and no reductions for fees paid
 indirectly:
 Net expenses                                                                                  0.51%**
 Net investment income                                                                         1.75%**
Ratios with waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                  0.51%**
 Net investment income                                                                         1.75%**
-----------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                                                                                          Year           Year
                                                                                         Ended          Ended
                                                                                         12/31/07       12/31/06
Class Y (a)
Net asset value, beginning of period                                                       $   1.0000     $   1.0000
---------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                     $   0.0320     $   0.0284
---------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        (0.0320)       (0.0284)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $   1.0000     $   1.0000
---------------------------------------------------------------------------------------------------------------------
Total return*                                                                                    3.19%          2.99%
Ratio of net expenses to average net assets+                                                     0.44%          0.57%
Ratio of net investment income to average net assets+                                            3.12%          2.99%
Net assets, end of period (in thousands)                                                   $  115,393     $  121,046
Ratios with no waiver of fees and assumptions of expense by PIM and no reductions for fees paid
 indirectly:
 Net expenses                                                                                    0.44%          0.57%
 Net investment income                                                                           3.16%          2.99%
Ratios with waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                    0.44%          0.57%
 Net investment income                                                                           3.16%          2.99%
---------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                                                                         9/23/05 (a)
                                                                                         to 12/31/05
----------------------------------------------------------------------------------------------------
Class Y (a)
Net asset value, beginning of period                                                     $  1.0000
----------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                   $  0.0054
----------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                     (0.0054)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $  1.0000
----------------------------------------------------------------------------------------------------
Total return*                                                                                 0.54%
Ratio of net expenses to average net assets+                                                  0.56%**
Ratio of net investment income to average net assets+                                         1.96%* *
Net assets, end of period (in thousands)                                                 $  91,177
Ratios with no waiver of fees and assumptions of expense by PIM and no reductions for fees paid
 indirectly:
 Net expenses                                                                                 0.56%**
 Net investment income                                                                        1.96%**
Ratios with waiver of fees and assumptions of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                0.56%**
 Net investment income                                                                       1.96%**
----------------------------------------------------------------------------------------------------

(a) Class Y shares were first publicly offered on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.
            Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08  21

Notes To Financial Statements | 6/30/08 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Tax Free Money Market Fund (the Fund), is one of seven series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Class Y shares were first publicly offered on September 23, 2005. The investment objective of the Fund is to provide current income, exempt from federal income tax, as is consistent with the preservation of capital.

The Fund offers two classes of shares -- Class A and Class Y shares. Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A.

The Fund's prospectus(es) contain information regarding the Fund's principal risks. Please refer to these documents when considering the Fund's risks. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.


22    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2007 was as follows:



----------------------------------------------------
                                                2007
----------------------------------------------------
 Distributions paid from:
 Tax exempt income                 $5,744,921
----------------------------------------------------

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A and Class Y shares bear different transfer agent and distribution expense rates.


2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly-owned indirect subsidy of UniCredit, S.p.A., (UniCredit), manages the Fund's portfolio. Effective January 1, 2006 management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets up to $1 billion and 0.35% on assets over $1 billion. For the six months ended June 30, 2008, the management fee was equivalent to a rate of 0.40% of average daily net assets.


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    23

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $1,675 in management fees, administrative cost and certain other services payable to PIM at June 30, 2008.



3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" is $12,003 in transfer agent fees payable to PIMSS at June 30, 2008.


4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for Class A shares (Class A Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredit a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to Affiliates" is $332 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of Class A shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2008, no CDSC's were paid to PFD.


5. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2008, the Fund's expenses were reduced by $153 under such arrangements.


6. New Pronouncement
In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


24    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

ADDITIONAL INFORMATION


Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders (or, with respect to certain proposals, by shareholders of Pioneer Series Trust II, as noted below) follows:


---------------------------------------------------------------------------------------------------------------
                                                                                                      Broker
                                      For                    Withhold                Abstain          Non-Votes
---------------------------------------------------------------------------------------------------------------
 Proposal 1 -- To elect Trustees*
  John F. Cogan, Jr.                  156,369,740.387        3,561,606.853           39,820.833        0
  Daniel K. Kingsbury                 156,839,674.820        3,091,672.420           39,820.833        0
  David R. Bock                       156,840,693.736        3,090,653.503           39,820.833        0
  Mary K. Bush                        156,811,976.049        3,119,371.190           39,820.833        0
  Benjamin M. Friedman                156,802,553.098        3,128,794.141           39,820.833        0
  Margaret B.W. Graham                156,836,838.949        3,094,508.290           39,820.833        0
  Thomas J. Perna                     156,920,826.461        3,010,520.778           39,820.833        0
  Marguerite A. Piret                 156,849,211.156        3,082,136.083           39,820.833        0
  John Winthrop                       156,551,921.430        3,379,425.809           39,820.833        0


---------------------------------------------------------------------------------------------------------------
                                                                                                 Broker
                                      For                  Against            Abstain            Non-Votes
---------------------------------------------------------------------------------------------------------------
 Proposal 2 -- To approve an
 amendment to the
 Declaration of Trust*                144,690,303.783      6,167,718.766      1,531,022.525      7,582,123.000



---------------------------------------------------------------------------------------------------------------
                                                                                              Broker
                                   For                  Against             Abstain           Non-Votes
---------------------------------------------------------------------------------------------------------------
 Proposal 3A -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing
 money                            110,268,499.810       1,389,712.900      270,648.790        2,014,699.000
 Proposal 3B -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                     110,293,031.830       1,455,889.880       179,939.790       2,014,699.000
 Proposal 3C -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending       110,337,550.930       1,393,309.370       198,001.200       2,014,699.000
 Proposal 3D -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to issuing
 senior securities                110,466,494.430       1,239,833.850       222,533.220       2,014,699.000
 Proposal 3E -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to real estate   110,449,535.660       1,256,792.620       222,533.220       2,014,699.000

            Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08
25

---------------------------------------------------------------------------------------------------------------
                                                                                        Broker
                                For                  Against            Abstain         Non-Votes
---------------------------------------------------------------------------------------------------------------
 Proposal 3F -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                   110,283,948.780       1,443,266.730      201,645.990     2,014,699.000
 Proposal 3I -- To approve
 the conversion of the Fund's
 investment objective from
 fundamental to non-
 fundamental                    18,780,960.700      92,838,195.580     309,705.220      2,014,699.000


                                                                                           Broker
                               For                  Against              Abstain          Non-Votes
 Proposal 4 -- To approve an
 Amended and Restated
 Management Agreement
 with PIM                     110,850,946.660      948,222.730          129,692.110       2,014,699.000


                                                                                           Broker
                               For                  Against              Abstain          Non-Votes
 Proposal 5 -- To approve a
 policy allowing the
 appointment of unaffiliated
 sub-advisers and
 amendments to sub-
 advisory agreements without
 shareholder approval         110,246,205.390      1,358,886.910        323,769.200       2,014,699.000

* Proposals 1 and 2 were voted on and approved by all series of Pioneer Series Trust II. Results reported above reflect the combined votes of all series of the Trust.


26    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    27
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of a peer group of funds selected on the basis of criteria and data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations in December, 2004 and did not yet have three year performance data at June 30, 2007. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Strategic Insight objective peer group for the one year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees also considered that the twelve-month yield of the Fund, before deduction of expenses, exceeded the yield of its benchmark index for the same period. After discussing the reasons for the Fund's short-term underperformance with PIM and given the short operating history of the Fund, the Trustees concluded that the investment performance of the Fund was satisfactory.


28    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of the Fund's Strategic Insight objective peer group and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its Strategic Insight objective peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fourth quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual] funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.


Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    29

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


30    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

Trustees, Officers and Service Providers

Trustees                           Officers
John F. Cogan, Jr., Chairman       John F. Cogan, Jr., President
David R. Bock                      Daniel K. Kingsbury, Executive Vice President
Mary K. Bush                       Mark E. Bradley, Treasurer
Benjamin M. Friedman               Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    31

                           This page for your notes.

32    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

                           This page for your notes.

          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    33

                           This page for your notes.

34    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

                           This page for your notes.

          Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08    35

                           This page for your notes.

36    Pioneer Tax Free Money Market Fund | Semiannual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.